================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-7450

                               -----------------

                        MetLife Investment Funds, Inc.
              (Exact name of registrant as specified in charter)

                               -----------------

                               400 Atrium Drive,
                           Somerset, NJ, 08873-4172

              (Address of principal executive offices) (Zip code)

    (Name and Address of Agent for                    Copy to:
               Service)
            Alan C. Leland                      Christopher E. Palmer
               President                         Goodwin Procter LLP
    MetLife Investment Funds, Inc.            901 New York Avenue, N.W.
           400 Atrium Drive                    Washington, D.C. 20001
      Somerset, New Jersey 08873

       Registrant's telephone number, including area code: 732-514-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

================================================================================

Item 1.  Schedule of Investments.

         The Registrant's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2006 (Unaudited)


Shares                                                              Value
----------------------------------------------------------------------------
COMMON STOCKS - 97.7%
AUSTRALIA - 1.9%
  6,578   Alinta Ltd. #                                               55,861
 35,206   AMP Ltd. #                                                 234,473
  8,886   Ansell Ltd.                                                 70,163
 12,913   APN News & Media Ltd. #                                     48,916
 33,677   Australia & New Zealand Banking Group Ltd. #               673,070
  4,522   Australian Gas Light Co. Ltd. #                             72,443
  2,822   Australian Stock Exchange Ltd.                              68,354
 20,155   AXA Asia Pacific Holdings Ltd.                              98,020
  5,234   Babcock & Brown Ltd.                                        78,777
 57,495   BHP Billiton Ltd.                                        1,090,097
 16,967   BlueScope Steel Ltd. #                                      81,931
  4,383   Boral Ltd.                                                  23,670
 16,640   Brambles Industries Ltd. #                                 158,593
 11,515   Caltex Australia Ltd.                                      205,581
 35,385   Centro Properties Group                                    212,266
  8,476   Coca-Cola Amatil Ltd.                                       42,262
    916   Cochlear Ltd.                                               36,175
 18,925   Coles Myer Ltd.                                            202,974
 24,903   Commonwealth Bank of Australia                             848,785
    930   CSL Ltd.                                                    37,422
 13,914   CSR Ltd.                                                    30,993
 24,320   David Jones Ltd.                                            63,411
137,645   DB RREEF Trust                                             164,193
 13,513   Downer EDI Ltd.                                             60,357
 38,736   Foster's Group Ltd.                                        185,779
 18,642   General Property Trust                                      65,329
 40,338   Goodman Fielder Ltd.                                        64,950
  9,205   Harvey Norman Holdings Ltd. #                               24,284
 85,767   ING Industrial Fund                                        151,168
 25,125   Investa Property Group                                      46,165
 15,656   Just Group Ltd. #                                           43,681
 10,796   Leighton Holdings Ltd. #                                   155,987
  5,825   Lend Lease Corp. Ltd.                                       69,530
490,329   Macquarie Airports                                       1,122,241
  5,268   Macquarie Bank Ltd. #                                      271,448
 14,595   Macquarie Goodman Group #                                   70,847
 32,424   Macquarie Infrastructure Group                              77,289
183,255   Macquarie Office Trust                                     204,246
 14,253   Mirvac Group REIT                                           50,335
 16,429   National Australia Bank Ltd.                               450,847
  7,122   Orica Ltd.                                                 119,208
 41,939   Oxiana Ltd.                                                 91,878
 47,001   Pacific Brands Ltd.                                         88,781
 16,414   Promina Group Ltd.                                          72,544
 53,030   Qantas Airways Ltd.                                        154,929
 24,601   QBE Insurance Group Ltd.                                   448,910
  8,946   Rinker Group Ltd.                                           92,844
  6,408   Rio Tinto Ltd. #                                           336,524
 30,167   Santos Ltd.                                                253,272
 16,031   Suncorp-Metway Ltd.                                        262,133
 92,136   Telstra Corp. Ltd. #                                       254,909
  2,006   UNiTAB Ltd. #*                                              22,302
  2,272   United Group Ltd.                                           24,122
  2,357   West Australian Newspapers Holdings Ltd.                    15,929
  7,245   Westfield Group                                            101,640
 15,216   Westpac Banking Corp. #*                                   257,394
  3,146   Woodside Petroleum Ltd.                                     92,615
 15,708   Woolworths Ltd.                                            237,051
 21,805   Zinifex Ltd.                                               190,222
                                                                  ----------
                                                                  10,830,120
                                                                  ----------
AUSTRIA - 0.4%
 47,145   OMV AG                                                   2,460,184
                                                                  ----------
                                                                   2,460,184
                                                                  ----------
BELGIUM - 1.6%
 17,050   Delhaize Group                                           1,432,205
 57,161   Fortis                                                   2,315,756
132,769   Fortis                                                   5,385,263
                                                                  ----------
                                                                   9,133,224
                                                                  ----------
BERMUDA - 0.1%
 15,000   Esprit Holdings Ltd.                                       135,986
 32,200   Li & Fung Ltd.                                              79,494
 16,000   Orient Overseas International Ltd.                          64,773
 20,000   Shangri-La Asia Ltd.                                        44,147
 44,000   Texwinca Holdings Ltd.                                      28,710
 16,000   Yue Yuen Industrial Holdings                                49,276
                                                                  ----------
                                                                     402,386
                                                                  ----------
CANADA - 1.7%
 28,100   Canadian Natural Resources Ltd.                          1,283,549
103,100   Gerdau Ameristeel Corp.                                    938,365
 33,000   ING Canada, Inc.                                         1,649,408
  6,500   IPSCO, Inc.                                                564,728
 34,600   Manulife Financial Corp. #                               1,116,930
 16,600   Nexen, Inc.                                                889,392
 32,400   Teck Cominco Ltd. Class B                                2,268,000
 22,400   TELUS Corp.                                              1,257,389
                                                                  ----------
                                                                   9,967,761
                                                                  ----------
CAYMAN ISLANDS - 0.1%
  2,500   ASM Pacific Technology Ltd. #                               13,024
143,000   Far East Consortium International Ltd.                      59,086
 11,000   Foxconn International Holdings Ltd. *                       33,893
 22,000   Kingboard Chemical Holdings Ltd.                            79,613
 13,300   Subsea 7, Inc. *                                           216,842
                                                                  ----------
                                                                     402,458
                                                                  ----------
CHINA - 0.1%
944,000   Air China Ltd.                                             407,007
                                                                  ----------
                                                                     407,007
                                                                  ----------
DENMARK - 0.3%
 16,767   Novo-Nordisk A/S                                         1,246,543
  3,032   Novo-Nordisk A/S Class B                                   225,166
                                                                  ----------
                                                                   1,471,709
                                                                  ----------

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                              Value
----------------------------------------------------------------------------
FINLAND - 1.0%
 13,900   Metso Corp. OYJ                                            510,713
162,613   Nokia OYJ                                                3,201,229
 92,900   Sampo OYJ Class A #                                      1,935,530
                                                                  ----------
                                                                   5,647,472
                                                                  ----------
FRANCE -  11.2%
 28,837   Air France-KLM #                                           868,899
136,021   Alcatel SA #                                             1,659,310
 76,362   BNP Paribas SA #                                         8,209,911
  5,600   Bouygues SA #                                              299,317
 22,369   Cap Gemini SA #                                          1,184,819
 37,531   Carrefour SA* #                                          2,370,791
 23,374   Casino Guichard-Perrachon et Compagnie SA #              1,882,878
  6,974   Christian Dior                                             725,422
 50,141   Compagnie de Saint Gobain SA #                           3,633,228
 79,609   Credit Agricole SA #                                     3,494,115
123,034   France Telecom SA #                                      2,821,570
    348   Nexans SA                                                   30,052
 14,374   Pinault-Printemps-Redoute SA #                           2,129,227
 39,100   Renault SA #                                             4,481,306
 64,583   Sanofi-Aventis #                                         5,746,821
 42,316   Societe Generale #                                       6,726,456
 82,322   Suez SA #                                                3,617,063
159,540   Total SA #                                              10,518,471
  3,165   Unibail REIT                                               665,716
  1,927   Vallourec SA #                                             448,170
  3,369   Vinci SA                                                   375,024
 91,546   Vivendi SA #                                             3,295,439
                                                                  ----------
                                                                  65,184,005
                                                                  ----------
GERMANY -  9.9%
 16,708   Adidas-Salomon AG                                          787,304
 39,951   Allianz AG                                               6,930,429
 13,277   Altana AG #                                                733,261
 34,020   BASF AG                                                  2,723,320
 36,492   Bayer AG                                                 1,863,030
  6,300   Celesio AG                                                 328,348
 39,400   Continental AG                                           4,564,672
 32,428   Deutsche Bank AG #                                       3,910,385
 73,500   Deutsche Lufthansa AG                                    1,556,273
 13,371   Deutsche Postbank AG                                     1,014,061
 46,484   E.ON AG                                                  5,523,405
 28,900   Epcos AG #*                                                439,980
 14,300   Fresenius Medical Care AG                                1,859,353
 46,311   Infineon Technologies AG *                                 548,761
 25,007   KarstadtQuelle AG *                                        594,140
  8,800   MAN AG                                                     744,069
 23,239   Metro AG                                                 1,357,515
 40,700   Muenchener Rueckversicherungs-Gesellschaft AG            6,432,500
 54,132   RWE AG                                                   4,990,971
  7,697   Salzgitter AG                                              722,352
 13,851   SAP AG #                                                 2,745,077
 35,799   Siemens AG #                                             3,119,973
 45,095   ThyssenKrupp AG #                                        1,522,161
 69,200   TUI AG #                                                 1,427,835
 18,138   Volkswagen AG #                                          1,547,533
    771   Wacker Chemie AG *                                          90,893
                                                                  ----------
                                                                  58,077,601
                                                                  ----------
GREAT BRITAIN -  21.6%
121,379   AstraZeneca PLC                                          7,584,338
196,200   Aviva PLC                                                2,872,265
  8,998   AWG PLC                                                    259,802
532,714   BAE Systems PLC                                          3,936,859
550,456   Barclays PLC                                             6,934,707
 44,719   Berkeley Group Holdings PLC *                            1,124,064
440,976   BP PLC                                                   4,817,427
219,480   British Airways PLC *                                    1,751,688
 91,180   British American Tobacco PLC                             2,462,475
532,446   BT Group PLC                                             2,682,152
231,751   Cable & Wireless PLC                                       600,238
168,733   Cadbury Schweppes PLC                                    1,788,799
 19,434   Carnival PLC                                               928,465
  5,695   Charter PLC *                                               90,917
 12,884   Corus Group PLC                                             93,427
 44,454   Countrywide PLC                                            435,384
 27,333   CSR PLC *                                                  430,398
100,152   EMI Group PLC                                              498,796
148,285   First Choice Holidays PLC                                  552,963
557,000   Friends Provident PLC                                    2,015,065
  4,793   Gallaher Group PLC                                          78,996
301,905   GlaxoSmithKline PLC                                      8,034,087
200,500   HBOS PLC                                                 3,962,976
119,437   HSBC Holdings PLC                                        2,176,819
    137   HSBC Holdings PLC (HKD)                                      2,498
298,184   Imperial Chemical Industries PLC                         2,214,402
 67,879   Imperial Tobacco Group PLC                               2,259,900
197,467   ITV PLC                                                    357,232
707,587   J Sainsbury PLC                                          4,968,769
140,436   Kesa Electricals PLC                                       857,160
347,237   Kingfisher PLC                                           1,592,567
101,250   Land Securities Group PLC                                3,725,961
205,043   Lloyds TSB Group PLC                                     2,068,524
 89,441   Marks & Spencer Group PLC                                1,074,637
159,764   Mitchells & Butlers PLC                                  1,760,139
121,890   National Grid PLC                                        1,521,746
199,577   Premier Farnell PLC                                        675,328
186,714   Prudential PLC                                           2,315,351
 98,300   Punch Taverns PLC                                        1,781,817
 29,989   Reckitt Benckiser PLC                                    1,241,616
 54,378   Rio Tinto PLC                                            2,577,769
286,943   Rolls-Royce Group PLC *                                  2,429,692
604,047   Royal & Sun Alliance Insurance Group PLC                 1,686,523
181,985   Royal Bank of Scotland Group PLC                         6,256,765

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2006 (Unaudited) (continued)


 Shares                                                               Value
------------------------------------------------------------------------------
   70,237   Royal Dutch Shell PLC Class A                            2,314,730
  207,077   Royal Dutch Shell PLC Class A (EUR)                      6,822,694
   83,623   Royal Dutch Shell PLC Class B                            2,850,540
   85,896   Smiths Group PLC                                         1,440,141
  120,719   Tate & Lyle PLC                                          1,624,232
  214,200   Taylor Woodrow PLC                                       1,419,976
  171,600   TI Automotive Ltd. Class A (a)                                   0
   55,838   Tomkins PLC                                                247,047
   40,664   Unilever PLC                                             1,001,499
   34,911   United Utilities PLC                                       460,592
1,682,627   Vodafone Group PLC                                       3,846,105
   69,234   Whitbread PLC                                            1,675,788
   31,286   William Hill PLC                                           376,286
  296,942   WM Morrison Supermarkets PLC                             1,346,489
  853,512   Woolworths Group PLC                                       566,521
   17,915   WS Atkins PLC                                              292,771
   55,110   Xstrata PLC #                                            2,272,363
                                                                   -----------
                                                                   126,039,277
                                                                   -----------
GREECE - 0.3%
   83,669   Hellenic Telecommunication Organisation SA *             2,047,986
                                                                   -----------
                                                                     2,047,986
                                                                   -----------
HONG KONG - 0.6%
   15,200   Bank of East Asia Ltd.                                      69,050
   86,500   BOC Hong Kong (Holdings) Ltd. #                            194,472
   27,000   Cheung Kong (Holdings) Ltd.                                289,825
   16,000   China Mobile Ltd. #                                        113,318
   37,500   CLP Holdings Ltd.                                          227,381
   28,000   Hang Lung Properties Ltd.                                   59,714
   13,000   Hang Seng Bank Ltd. #                                      164,072
    5,000   Henderson Land Development Co. Ltd. #                       28,043
   31,000   Hong Kong & China Gas Ltd. #                                72,722
   34,000   Hong Kong Electric Holdings Ltd.                           158,604
   10,000   Hong Kong Exchanges & Clearing Ltd.                         73,064
   19,000   Hopewell Holdings Ltd.                                      53,817
   30,000   Hutchison Whampoa Ltd.                                     264,235
   13,500   Link REIT                                                   28,100
   40,000   New World Develepment Co. Ltd. #                            69,077
   58,000   PCCW Ltd. #                                                 35,288
  604,634   Sino Land Co. Ltd. #                                     1,072,162
   20,000   Sun Hung Kai Properties Ltd.                               218,020
   14,700   Swire Pacific Ltd.                                         153,220
    5,000   Television Broadcasts Ltd.                                  26,949
   30,000   Wharf (Holdings) Ltd.                                      103,168
    4,400   Wing Lung Bank Ltd.                                         43,339
                                                                   -----------
                                                                     3,517,640
                                                                   -----------
IRELAND - 0.4%
   52,892   Anglo Irish Bank Corp. PLC                                 868,384
   28,300   Bank of Ireland                                            553,426
   73,396   C&C Group PLC                                              993,101
                                                                   -----------
                                                                     2,414,911
                                                                   -----------
ITALY - 3.3%
   54,230   Assicurazioni Generali SpA #                             2,027,563
   21,158   Autogrill SpA                                              336,672
   15,000   Buzzi Unicem SpA                                           354,513
  251,493   Enel SpA #                                               2,293,975
  317,704   ENI SpA #                                                9,444,517
   18,805   Fiat SpA                                                   299,425
   34,900   Fondiaria-Sai SpA                                        1,529,790
   57,700   Italcementi SpA #                                        1,460,331
   42,664   UniCredito Italiano SpA                                    353,799
  151,309   UniCredito Italiano SpA new                              1,248,754
                                                                   -----------
                                                                    19,349,339
                                                                   -----------
JAPAN - 26.4%
    2,400   Acom Co. Ltd. #                                            102,329
   10,500   Aeon Co. Ltd. #                                            258,459
   17,000   Aioi Insurance Co. Ltd.                                    116,853
   28,000   Amada Co. Ltd.                                             282,234
    4,500   Aoyama Trading Co. Ltd. #                                  143,467
   18,100   Asahi Breweries Ltd.                                       264,451
   39,000   Asahi Kasei Corp. #                                        250,663
    5,800   Astellas Pharma, Inc. #                                    233,899
    2,800   Autobacs Seven Co. Ltd. #                                  105,200
   42,000   Bank of Yokohama Ltd.                                      332,279
   78,600   Bridgestone Corp.                                        1,594,939
   20,000   Brother Industries Ltd.                                    251,140
   26,000   Calsonic Kansei Corp.                                      163,443
   99,899   Canon, Inc.                                              5,235,567
    7,600   Capcom Co. Ltd. #                                          110,357
   13,800   Casio Computer Co. Ltd.                                    279,344
   28,000   Central Glass Co. Ltd.                                     154,942
       39   Central Japan Railway Co. #                                415,119
    9,000   Chiba Bank Ltd. #                                           80,589
   13,300   Chubu Electric Power Co., Inc. #                           345,808
   45,000   Cosmo Oil Co. Ltd. #                                       186,338
    3,700   CSK Corp.                                                  155,264
   15,000   Dai Nippon Printing Co. Ltd. #                             232,131
   12,500   Daifuku Co. Ltd.                                           157,194
   10,000   Daikyo, Inc. #*                                             52,531
    9,000   Daio Paper Corp. #                                          79,836
    4,800   Daito Trust Construction Co. Ltd. #                        261,479
  146,000   Daiwa Securities Group, Inc. #                           1,713,344
   78,000   Denki Kagaku Kogyo Kabushiki Kaisha #                      301,809
    8,500   Denso Corp.                                                299,855
      690   East Japan Railway Co. #                                 4,840,090
   69,300   EDION Corp.                                              1,193,326
    6,300   Eisai Co. Ltd. #                                           305,719
    3,300   Electric Power Development Co. Ltd. #                      117,948
    4,500   Fanuc Ltd.                                                 352,776
   23,700   Fast Retailing Co. Ltd. #                                2,232,544
   21,000   Fuji Electric Holdings Co. Ltd.                            108,805

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                                 Value
------------------------------------------------------------------------------
 44,000   Fujitsu Ltd. #                                               364,402
 17,000   Hankyu Department Stores, Inc.                               144,282
  2,000   Hisamitsu Pharmaceutical Co., Inc.                            55,498
  4,500   Hitachi Capital Corp.                                         86,120
221,000   Hitachi Ltd. #                                             1,289,393
120,800   Honda Motor Co. Ltd.                                       4,079,452
     10   INPEX Holdings, Inc. *                                        79,712
 10,300   Isetan Co. Ltd. #                                            174,466
262,000   Itochu Corp.                                               2,039,127
    885   Japan Tobacco, Inc.                                        3,448,349
110,400   JFE Holdings, Inc.                                         4,344,389
 43,000   Joyo Bank Ltd.                                               256,231
 69,200   JSR Corp.                                                  1,531,856
 18,000   Kamigumi Co. Ltd.                                            140,732
 13,200   Kansai Electric Power Co., Inc. #                            304,596
 32,000   Kawasaki Kisen Kaisha Ltd. #                                 202,772
     36   KDDI Corp. #                                                 225,161
 41,000   Kenwood Corp.                                                 77,981
  5,200   Keyence Corp.                                              1,202,854
  9,000   Kikkoman Corp. #                                             105,203
508,000   Kobe Steel Ltd.                                            1,603,869
 32,000   Komatsu Ltd. #                                               556,528
 50,000   Kubota Corp. #                                               412,669
 22,000   KUREHA Corp.                                                  98,810
  2,700   Kyocera Corp.                                                232,126
 40,500   Leopalace21 Corp. #                                        1,483,055
 19,000   Maeda Road Construction Co. Ltd.                             138,163
 11,000   Makita Corp.                                                 322,834
 79,000   Marubeni Corp. #                                             395,371
 78,700   Marui Co. Ltd. #                                           1,155,910
141,000   Matsushita Electric Industrial Co. Ltd.                    2,998,275
 29,000   Mazda Motor Corp.                                            176,607
 87,500   Millea Holdings, Inc.                                      3,055,085
 36,000   Mitsubishi Chemical Holdings Corp. #                         226,157
 50,000   Mitsubishi Corp.                                             945,152
 43,000   Mitsubishi Electric Corp.                                    361,823
194,000   Mitsubishi Estate Co. Ltd.                                 4,259,370
 22,000   Mitsubishi Gas Chemical Co., Inc. #                          240,336
 63,000   Mitsubishi Materials Corp. #                                 261,106
 27,000   Mitsubishi Rayon Co. Ltd. #                                  179,208
    555   Mitsubishi Tokyo Financial Group, Inc.                     7,125,875
  6,000   Mitsubishi UFJ Securities Co.                                 75,604
 34,000   Mitsui & Co. Ltd. #                                          434,281
268,000   Mitsui Chemicals, Inc. #                                   1,936,999
  5,000   Mitsui Fudosan Co. Ltd. REIT                                 114,215
 38,000   Mitsui Mining & Smelting Co. Ltd.                            197,028
343,000   Mitsui OSK Lines Ltd. #                                    2,544,798
 16,000   Mitsui Sumitomo Insurance Co. Ltd.                           199,680
    167   Mizuho Financial Group, Inc.                               1,293,949
  1,400   Murata Manufacturing Co. Ltd.                                 97,741
 35,000   NEC Corp.                                                    193,299
 11,000   NGK Spark Plug Co. Ltd. #                                    219,370
 94,000   Nikko Cordial Corp. #                                      1,096,308
 14,000   Nikon Corp. #                                                290,592
273,000   Nippon Mining Holdings, Inc. #                             1,939,186
 24,000   Nippon Paint Co. Ltd.                                        125,360
 53,000   Nippon Sheet Glass Co. Ltd.                                  250,012
 17,000   Nippon Shokubai Co. #                                        206,438
170,000   Nippon Steel Corp.                                           698,717
    574   Nippon Telegraph & Telephone Corp.                         2,821,517
 34,000   Nippon Yusen Kabushiki Kaisha #                              206,842
311,100   Nissan Motor Co. Ltd. #                                    3,497,732
 17,000   Nisshin Oillio Group Ltd.                                     98,773
  8,000   Nisshinbo Industries, Inc. #                                  84,742
205,900   Nomura Holdings, Inc. #                                    3,622,198
 33,000   NSK Ltd. #                                                   279,805
    663   NTT Data Corp. #                                           3,069,966
  1,139   NTT DoCoMo, Inc. #                                         1,757,072
 30,000   Obayashi Corp. #                                             212,028
 16,780   Orix Corp.                                                 4,663,964
 62,000   Osaka Gas Co. Ltd. #                                         216,782
 14,000   Pacific Metals Co. Ltd. #                                    110,227
119,800   Pioneer Corp. #                                            2,118,296
 84,000   Rengo Co. Ltd. #                                             558,433
    114   Resona Holdings, Inc.                                        343,376
 16,000   Ricoh Co. Ltd.                                               317,544
 11,800   Sankyo Co. Ltd. #                                            629,783
  6,300   Santen Pharmaceutical Co. Ltd. #                             160,435
 32,800   Secom Co. Ltd.                                             1,631,131
 79,900   Seven & I Holdings Co. Ltd. #                              2,579,934
275,000   Sharp Corp. #                                              4,734,433
  4,500   Shimachu Co. Ltd.                                            132,617
 36,000   Shimizu Corp.                                                206,581
  5,700   Shin-Etsu Chemical Co. Ltd.                                  363,799
 30,000   Shinsei Bank Ltd.                                            183,465
 17,000   Showa Shell Sekiyu K.K.                                      189,908
  7,400   Softbank Corp. #                                             154,063
  5,000   Sompo Japan Insurance, Inc.                                   65,754
 11,900   Sony Corp.                                                   481,554
  4,100   Sumco Corp.                                                  305,089
 47,000   Sumitomo Chemical Co. Ltd. #                                 352,564
 46,000   Sumitomo Corp. #                                             576,402
 20,600   Sumitomo Electric Industries Ltd. #                          277,875
301,000   Sumitomo Heavy Industries Ltd.                             2,511,461
466,000   Sumitomo Metal Industries Ltd. #                           1,795,227
 17,000   Sumitomo Metal Mining Co. Ltd.                               224,196
    828   Sumitomo Mitsui Financial Group, Inc.                      8,688,313
  5,000   Sumitomo Realty & Development Co. Ltd.                       147,576
 27,000   Sumitomo Trust and Banking Co. Ltd. #                        284,053
 30,100   T&D Holdings, Inc.                                         2,187,496
 50,000   Taiheiyo Cement Corp. #                                      185,745
 16,300   Takeda Pharmaceutical Co. Ltd. #                           1,019,703
  3,240   Takefuji Corp.                                               148,651
 23,000   Tanabe Seiyaku Co. Ltd. #                                    289,006
 16,100   TDK Corp. #                                                1,290,068
 51,000   Teijin Ltd. #                                                275,917
  3,400   TIS, Inc. #                                                   80,064

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                                Value
------------------------------------------------------------------------------
 25,000   Toagosei Co. Ltd.                                            100,277
 32,000   Tobu Railway Co. Ltd.                                        161,908
  6,200   Tohoku Electric Power Co., Inc. #                            135,692
 89,900   Tokyo Electric Power Co., Inc. #                           2,587,114
 28,800   Tokyo Electron Ltd.                                        2,138,674
316,000   Tokyo Gas Co. Ltd. #                                       1,589,348
 88,000   Toshiba Corp. #                                              573,613
 43,000   Tosoh Corp. #                                                175,063
 12,000   Toyo Suisan Kaisha Ltd. #                                    173,024
132,100   Toyota Motor Corp. #                                       7,200,439
 23,000   UNY Co. Ltd.                                                 305,844
  1,880   USS Co. Ltd. #                                               121,122
     40   West Japan Railway Co. #                                     170,845
 18,000   Yamaha Corp.                                                 379,771
 10,400   Yamaha Motor Co. Ltd.                                        276,838
 32,000   Yokohama Rubber Co. Ltd.                                     154,191
                                                                   -----------
                                                                   153,982,476
                                                                   -----------
KOREA - 0.0%
 13,309   Lotte Shopping Co. Ltd. GDR (b)*                             232,641
                                                                   -----------
                                                                       232,641
                                                                   -----------
NETHERLANDS - 6.4%
111,400   ABN AMRO Holding NV #                                      3,244,205
 81,629   Aegon NV                                                   1,528,098
 29,239   Akzo Nobel NV                                              1,799,772
 15,678   ASML Holding NV *                                            364,565
 80,697   European Aeronautic Defence and Space Co. NV #             2,317,014
313,888   ING Groep NV                                              13,780,235
 82,065   Mittal Steel Co. NV                                        2,864,484
  9,695   Randstad Holding NV                                          551,165
454,646   Royal KPN NV                                               5,794,081
 93,384   Royal Philips Electronics NV                               3,269,480
 20,525   Unilever NV                                                  504,364
 56,800   Wolters Kluwer NV                                          1,478,502
                                                                   -----------
                                                                    37,495,965
                                                                   -----------
NEW ZEALAND - 0.0%
 30,979   Auckland International Airport Ltd.                           41,041
 12,831   Kiwi Income Property Trust REIT                               11,562
 53,207   Telecom Corp. of New Zealand Ltd.                            150,088
                                                                   -----------
                                                                       202,691
                                                                   -----------
NORWAY - 0.9%
  4,260   Aker Kvaerner ASA                                            381,080
 17,457   Orkla ASA                                                    830,969
350,000   Pan Fish ASA *                                               275,345
 12,960   Petroleum Geo-Services ASA *                                 634,958
111,186   Statoil ASA                                                2,641,356
 22,144   Telenor ASA                                                  288,826
 11,500   TGS Nopec Geophysical Co. ASA *                              182,944
                                                                   -----------
                                                                     5,235,478
                                                                   -----------
PORTUGAL - 0.2%
316,674   Energias de Portugal SA                                    1,373,304
                                                                   -----------
                                                                     1,373,304
                                                                   -----------
SINGAPORE - 0.8%
 22,000   Capitaland Ltd.                                               70,029
 23,000   CapitaMall Trust REIT                                         36,828
 10,000   Chartered Semiconductor Manufacturing Ltd. *                   7,493
  9,000   City Developments Ltd.                                        60,453
237,000   DBS Group Holdings Ltd.                                    2,868,428
 21,600   Elec & Eltek International Co. Ltd.                           57,454
 50,000   Flextronics International Ltd. #*                            632,000
 10,000   Fraser and Neave Ltd.                                         26,002
 12,000   Keppel Corp. Ltd.                                            111,635
 23,000   Neptune Orient Lines Ltd.                                     29,309
 36,000   Overseas-Chinese Banking Corp. Ltd.                          148,348
 36,000   SembCorp Industries Ltd.                                      75,986
  7,000   SIA Engineering Co.                                           15,535
 12,000   Singapore Airlines Ltd. *                                    110,452
 13,000   Singapore Exchange Ltd. #                                     36,379
  6,000   Singapore Land Ltd. #                                         29,572
  5,000   Singapore Petroleum Co. Ltd.                                  14,815
 23,000   Singapore Post Ltd.                                           14,644
 23,000   Singapore Press Holdings Ltd. #                               59,312
 13,000   Singapore Technologies Engineering Ltd.                       23,357
114,000   Singapore Telecommunications Ltd.                            174,887
 21,000   STATS ChipPAC Ltd. #*                                         12,700
 29,000   Suntec REIT #                                                 26,998
 23,000   United Overseas Bank Ltd.                                    235,864
                                                                   -----------
                                                                     4,878,480
                                                                   -----------
SPAIN - 3.2%
105,602   Banco Bilbao Vizcaya Argentaria SA #                       2,443,667
122,772   Banco Santander Central Hispano SA                         1,939,866
 36,300   Endesa SA                                                  1,545,980
 18,102   Gestevision Telecinco SA                                     461,143
 19,225   Industria de Diseno Textil SA                                897,054
249,231   Repsol YPF SA #                                            7,413,208
245,480   Telefonica SA                                              4,252,854
                                                                   -----------
                                                                    18,953,772
                                                                   -----------
SWEDEN - 1.2%
337,178   Nordea Bank AB                                             4,420,364
 39,120   Sandvik AB                                                   448,494
519,036   Telefon LM Ericsson AB                                     1,792,195
  8,194   Volvo AB Class B #                                           489,730
                                                                   -----------
                                                                     7,150,783
                                                                   -----------
SWITZERLAND - 4.1%
  3,567   Actelion Ltd. *                                              511,850
 98,208   Credit Suisse Group                                        5,675,159
  6,139   Nestle SA                                                  2,139,338

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2006 (Unaudited) (continued)


 Shares                                                               Value
-------------------------------------------------------------------------------
   76,232      Novartis AG                                            4,446,471
    1,665      OC Oerlikon Corp. AG #                                   557,382
   19,972      Roche Holding AG                                       3,454,937
      742      Serono SA                                                638,725
   24,288      Swiss Reinsurance                                      1,856,907
   22,609      UBS AG                                                 1,350,596
   12,885      Zurich Financial Services AG                           3,162,476
                                                                   ------------
                                                                     23,793,841
                                                                   ------------
Total Common Stocks
  (Cost $452,722,996)                                               570,652,511
                                                                   ------------
PREFERRED STOCKS - 0.1%
GERMANY - 0.1%
    2,351      Fresenius Medical Care AG                                419,951
                                                                   ------------
Total Preferred Stocks
  (Cost $305,933)                                                       419,951
                                                                   ------------
DEPOSITARY RECEIPTS - 0.1%
TELECOMMUNICATIONS - 0.1%
   32,880      Nokia OYJ ADR                                            647,407
                                                                   ------------
Total Depositary Receipts
  (Cost $537,259)                                                       647,407
                                                                   ------------
Principal Amount                                                      Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.0%
MUTUAL FUND - 1.0%
5,656,752      Goldman Sachs Prime Obligations Fund 5.221% (c)        5,656,752
                                                                   ------------
Total Short-Term Investments
  (Cost $5,656,752)                                                   5,656,752
                                                                   ------------
Total Investments - 98.9%
  (Cost $459,222,940)                                               577,376,621
                                                                   ------------
Assets in excess of other liabilities - 1.1%                          6,487,871
                                                                   ------------
Total Net Assets - 100.0%                                          $583,864,492
                                                                   ============

Foot Notes to the Portfolio of Investments:

*   - Non-income producing security.
#   - A portion of the security was held on loan. As of September 30, 2006, the market value of the securities loaned was $127,095,081 and the collateral received consisted of cash in the amount of $132,835,744 and securities with a market value of $774,678.
(a) - Represents a security which is fair-valued.
(b) - 144A securities. Securities restricted for resale to Qualified Institutional Buyers.
(c) - Rate quoted represents the seven day yield of the Fund.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual Report.

Security Abbreviations:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt
REIT--Real Estate Investment Trust
EUR--Euro Dollar
HKD--Hong Kong Dollar

See Notes to Portfolio of Investments

MetLife Investment International Stock Fund

Summary of Total Foreign Securities by Industry Classification 9/30/06
(unaudited)

                                                                 Percent of Net
Industry                                             Value (000)     Assets
-------------------------------------------------------------------------------
Aerospace & Defense                                      8,685         1.5%
Airlines                                                 4,849         0.8
Apparel & Textiles                                       1,405         0.2
Automotive                                              28,769         4.9
Banking                                                 98,010        17.0
Building & Construction                                 10,683         2.0
Business Services & Supplies                             5,805         1.0
Chemicals                                               14,681         2.5
Commercial Services                                      1,471         0.3
Computers & Information                                  2,995         0.5
Cosmetics & Personal Care                                  725         0.1
Distribution & Wholesale                                 4,606         0.8
Diversified Financial Services                          18,040         3.1
Diversified Operations                                     479         0.1
Electrical Equipment                                     7,547         1.3
Electronics                                              5,515         0.9
Entertainment & Leisure                                  5,174         0.9
Food, Beverage & Tobacco                                31,964         5.6
Forest Products & Paper                                    638         0.1
Health Care                                              2,315         0.4
Hotels & Restaurants                                     1,720         0.3
Household Products                                       7,386         1.3
Industrial Machinery                                     6,335         1.1
Insurance                                               54,265         9.3
Internet Services & Applications                           154         0.0*
Manufacturing                                            5,131         0.9
Metals & Mining                                         25,297         4.3
Multimedia                                               5,282         0.9
Oil & Gas                                               55,452        10.0
Pharmaceuticals                                         35,052         6.0
Real Estate                                             14,394         2.5
Retail                                                  20,471         3.5
Semiconductors                                           4,378         0.7
Software                                                 2,855         0.5
Telecommunications                                      42,797         7.3
Transportation                                           8,692         1.5
Utilities - Electric                                    21,359         4.0
Utilities - Gas                                          2,007         0.3
Utilities - Water                                        4,337         0.8
                                                      --------        ----
TOTAL                                                 $571,720        97.9%
                                                      ========        ====
--------
* Percentage is less than 0.1%

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited)

Shares                                                                 Value
------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
ADVERTISING - 1.1%
  1,797   Advo, Inc.                                                    50,280
  2,926   Catalina Marketing Corp.                                      80,465
  1,100   FTD Group, Inc. *                                             16,995
    900   Gaiam, Inc. Class A *                                         11,619
  3,200   Getty Images, Inc. *                                         158,976
  3,314   Harte-Hanks, Inc.                                             87,324
 26,200   Interpublic Group of Cos., Inc. *                            259,380
123,465   inVentiv Health, Inc. #*                                   3,954,584
  1,328   Marchex, Inc. Class B *                                       20,372
  3,176   R.H. Donnelley Corp.                                         168,010
  3,900   SITEL Corp. *                                                 11,739
  2,076   Valuevision Media, Inc. *                                     24,061
                                                                     ---------
                                                                     4,843,805
                                                                     ---------
AEROSPACE & DEFENSE - 0.7%
  2,105   AAR Corp. *                                                   50,183
  2,069   Alliant Techsystems, Inc. *                                  167,713
    600   ARGON ST, Inc. *                                              14,382
  1,784   Armor Holdings, Inc. *                                       102,277
  4,741   BE Aerospace, Inc. *                                          99,988
  2,738   Curtiss-Wright Corp.                                          83,098
  2,447   DRS Technologies, Inc.                                       106,860
    885   EDO Corp.                                                     20,249
  1,380   Esterline Technologies Corp. *                                46,589
  3,175   GenCorp, Inc. *                                               40,767
 53,665   Heico Corp. #                                              1,840,710
    669   Herley Industries, Inc. *                                      8,282
    831   Innovative Solutions & Support, Inc. *                        12,074
  1,200   K&F Industries Holdings, Inc. *                               22,536
  1,292   Kaman Corp.                                                   23,269
  2,290   Moog, Inc. *                                                  79,371
    400   MTC Technologies, Inc. *                                       9,616
  3,352   Orbital Sciences Corp. *                                      62,917
    435   Sequa Corp. *                                                 40,829
  2,115   Teledyne Technologies, Inc. *                                 83,754
    700   TransDigm Group, Inc. *                                       17,094
    933   Triumph Group, Inc.                                           39,513
    639   United Industrial Corp.                                       34,187
                                                                     ---------
                                                                     3,006,258
                                                                     ---------
AIRLINES - 0.8%
  5,635   Airtran Holdings, Inc. *                                      55,899
  2,363   Alaska Air Group, Inc. *                                      89,889
  5,391   Continental Airlines, Inc. Class B *                         152,619
  3,439   ExpressJet Holdings, Inc. *                                   22,732
  2,269   Frontier Airlines Holdings, Inc. *                            18,719
 10,095   JetBlue Airways Corp. *                                       93,581
  1,688   Mesa Air Group, Inc. *                                        13,099
  2,000   Republic Airways Holdings, Inc. *                             31,040
117,358   Skywest, Inc. #                                            2,877,618
  6,200   UAL Corp. *                                                  164,734
  3,700   US Airways Group, Inc. *                                     164,021
                                                                     ---------
                                                                     3,683,951
                                                                     ---------
APPAREL & TEXTILES - 1.4%
133,582   Carter's, Inc. #*                                          3,525,229
    491   Cherokee, Inc.                                                17,976
    855   Columbia Sportswear Co. *                                     47,735
    700   Crocs, Inc. *                                                 23,765
    710   Deckers Outdoor Corp. *                                       33,597
  1,121   G&K Services, Inc.                                            40,838
  1,307   Guess ?, Inc. *                                               63,429
  1,843   Gymboree Corp. *                                              77,738
  1,189   Hartmarx Corp. *                                               8,050
  2,100   Iconix Brand Group, Inc. *                                    33,810
  6,600   Jones Apparel Group, Inc.                                    214,104
  1,524   K-Swiss, Inc. #                                               45,811
  1,621   Kellwood Co.                                                  46,733
  6,330   Liz Claiborne, Inc.                                          250,098
  1,000   Maidenform Brands, Inc. *                                     19,300
    857   Oxford Industries, Inc.                                       36,774
    341   Perry Ellis International, Inc. *                             10,530
  3,191   Phillips-Van Heusen Corp.                                    133,288
  7,286   Quiksilver, Inc. *                                            88,525
    657   Skechers U.S.A., Inc. *                                       15,446
  1,191   Steven Madden Ltd.                                            46,735
  2,329   Stride Rite Corp.                                             32,513
  2,900   Timberland Co. *                                              83,433
    900   True Religion Apparel, Inc. *                                 18,999
    679   Unifirst Corp.                                                21,212
  2,753   Warnaco Group, Inc. *                                         53,243
    544   Weyco Group, Inc.                                             12,169
 46,468   Wolverine World Wide, Inc. #                               1,315,509
                                                                     ---------
                                                                     6,316,589
                                                                     ---------
AUTOMOTIVE - 0.4%
    900   Accuride Corp. *                                               9,909
  1,366   Aftermarket Technology Corp. *                                24,260
  3,237   American Axle & Manufacturing Holdings, Inc.                  54,026
  4,073   ArvinMeritor, Inc.                                            58,000
  1,306   ASV, Inc. *                                                   19,472
  5,009   Autoliv, Inc.                                                276,046
    594   Bandag, Inc.                                                  24,378
  3,458   BorgWarner, Inc.                                             197,694
  1,300   Commercial Vehicle Group, Inc. *                              25,038
  3,868   Cooper Tire & Rubber Co.                                      38,912
    750   Fuel Systems Solutions, Inc. *                                 9,540
 10,300   Goodyear Tire & Rubber Co. *                                 149,350
    963   Keystone Automotive Industries, Inc. *                        36,613
  3,800   Lear Corp.                                                    78,660
    700   Miller Industries, Inc. *                                     12,789
  2,093   Modine Manufacturing Co.                                      50,923
  3,876   Navistar International Corp. *                               100,078
    885   Noble International Ltd.                                      11,071
  4,452   Oshkosh Truck Corp.                                          224,692

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                                 Value
------------------------------------------------------------------------------
  1,550   Superior Industries International                             26,025
  2,491   Tenneco Automotive, Inc. *                                    58,265
    900   Titan International, Inc.                                     16,272
  2,477   TRW Automotive Holdings Corp. *                               59,621
  7,599   Visteon Corp. *                                               61,932
  1,854   Wabash National Corp.                                         25,381
                                                                     ---------
                                                                     1,648,947
                                                                     ---------
BANKING - 8.3%
    773   1st Source Corp.                                              22,819
    920   Alabama National Bancorp                                      62,790
  1,256   Amcore Financial, Inc.                                        38,044
    660   AmericanWest Bancorp                                          14,025
    600   Ameris Bancorp                                                16,326
    679   Arrow Financial Corp.                                         17,214
  7,793   Associated Banc-Corp                                         253,272
    400   Bancfirst Corp.                                               18,688
  4,596   Bancorpsouth, Inc.                                           127,585
    400   BancTrust Financial Group, Inc.                               11,156
    996   Bank of Granite Corp.                                         17,464
 42,441   Bank of Hawaii Corp.                                       2,043,959
    674   Bank of the Ozarks, Inc.                                      22,828
  1,600   BankFinancial Corp.                                           27,984
    749   Banner Corp.                                                  30,739
  1,242   BOK Financial Corp.                                           65,329
158,328   Boston Private Financial Holdings, Inc. #                  4,414,185
    400   Cadence Financial Corp.                                        8,108
    400   Camden National Corp.                                         16,080
    850   Capital City Bank Group, Inc.                                 26,435
    540   Capital Corp. of the West                                     16,751
    800   Capitol Bancorp Ltd.                                          35,600
  1,000   Cardinal Financial Corp.                                      10,960
  1,437   Cascade Bancorp                                               53,959
    450   Cass Information Systems, Inc.                                14,899
  3,046   Cathay General Bancorp                                       109,961
  3,600   Centennial Bank Holdings, Inc. *                              34,848
    800   Center Financial Corp.                                        19,024
    600   Centerstate Banks of Florida, Inc.                            12,060
  1,776   Central Pacific Financial Corp.                               64,966
  1,393   Chemical Financial Corp.                                      41,344
  2,641   Chittenden Corp.                                              75,770
  2,526   Citizens Banking Corp.                                        66,333
    501   City Bank                                                     23,562
  1,118   City Holding Co.                                              44,575
  2,427   City National Corp.                                          162,755
    900   Coastal Financial Corp.                                       11,337
    967   CoBiz, Inc.                                                   22,106
106,508   Colonial BancGroup, Inc. #                                 2,609,446
    700   Columbia Bancorp                                              17,213
  1,007   Columbia Banking System, Inc.                                 32,234
  4,061   Commerce Bancshares, Inc.                                    205,365
    360   Community Bancorp, Inc. *                                     10,984
    300   Community Bancorp, Inc.                                       12,264
  1,624   Community Bank System, Inc.                                   35,988
  1,385   Community Banks, Inc.                                         37,118
    971   Community Trust Bancorp, Inc.                                 36,558
  2,162   Corus Bankshares, Inc.                                        48,342
  3,325   Cullen/Frost Bankers, Inc.                                   192,251
  3,510   CVB Financial Corp.                                           51,843
  3,576   East-West Bancorp, Inc.                                      141,645
    621   Enterprise Financial Services Corp.                           19,164
    400   Farmers Capital Bank Corp.                                    13,548
    727   First Bancorp (North Carolina)                                14,816
  3,962   First Bancorp (Puerto Rico)                                   43,820
  1,005   First Busey Corp.                                             22,824
  1,688   First Charter Corp.                                           40,613
    300   First Citizens BancShares, Inc.                               57,330
  4,118   First Commonwealth Financial Corp.                            53,658
 84,512   First Community Bancorp, Inc.                              4,728,446
    622   First Community Bancshares, Inc.                              20,756
  2,037   First Financial Bancorp                                       32,409
  1,300   First Financial Bankshares, Inc.                              49,595
    880   First Financial Corp.                                         28,081
  7,300   First Horizon National Corp.                                 277,473
    586   First Indiana Corp.                                           15,242
  1,219   First Merchants Corp.                                         28,829
 29,128   First Midwest Bancorp, Inc. #                              1,103,660
    387   First Regional Bancorp *                                      13,185
 49,279   First Republic Bank #                                      2,097,314
    481   First South Bancorp, Inc.                                     14,714
  1,200   First State Bancorp                                           31,164
  4,972   FirstMerit Corp.                                             115,201
    900   FLAG Financial Corp.                                          22,536
  3,622   FNB Corp. (Pennsylvania)                                      60,343
    545   FNB Corp. (Virginia)                                          19,625
  4,012   Fremont General Corp.                                         56,128
  2,408   Frontier Financial Corp.                                      62,451
 10,549   Fulton Financial Corp.                                       170,788
    875   GB&T Bancshares, Inc.                                         18,419
  2,070   Glacier Bancorp, Inc.                                         70,732
    674   Great Southern Bancorp, Inc.                                  18,939
 60,986   Greater Bay Bancorp #                                      1,720,415
    493   Greene County Bancshares, Inc.                                18,024
  1,662   Hancock Holding Co.                                           89,000
  2,392   Hanmi Financial Corp.                                         46,883
  1,863   Harleysville National Corp.                                   37,446
    900   Heartland Financial USA, Inc.                                 23,112
    605   Heritage Commerce Corp.                                       14,000
    625   IBERIA BANK Corp.                                             38,125
 18,601   Independent Bank Corp. (Massachusetts)                       604,904
  1,340   Independent Bank Corp. (Michigan)                             32,530
    980   Integra Bank Corp.                                            24,774
  1,219   Interchange Financial Services Corp. (New Jersey)             27,574
  2,632   International Bancshares Corp.                                78,118
    300   Intervest Bancshares Corp. *                                  13,068
  3,933   Investors Financial Services Corp.                           169,434
  1,138   Irwin Financial Corp.                                         22,259

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                                Value
------------------------------------------------------------------------------
 1,363   Lakeland Bancorp, Inc.                                         19,464
   800   Lakeland Financial Corp.                                       18,808
   693   Macatawa Bank Corp.                                            15,863
 1,019   MainSource Financial Group, Inc.                               17,292
82,022   MB Financial Corp. #                                        3,024,151
   928   MBT Financial Corp.                                            13,772
   551   Mercantile Bank Corp.                                          21,792
 7,486   Mercantile Bankshares Corp.                                   271,517
   450   MetroCorp Bancshares, Inc.                                     10,210
 1,306   Mid-State Bancshares                                           35,732
 1,077   Midwest Banc Holdings, Inc.                                    26,300
 1,200   Nara Bancorp, Inc.                                             21,948
 2,725   National Penn Bancshares, Inc.                                 53,472
30,703   NBT Bancorp, Inc.                                             714,152
   572   Northern Empire Bancshares *                                   16,027
 3,798   Old National Bancorp                                           72,542
   760   Old Second Bancorp, Inc.                                       22,770
   882   Omega Financial Corp.                                          26,522
 1,065   Oriental Financial Group                                       12,695
 2,841   Pacific Capital Bancorp                                        76,622
   746   Park National Corp.                                            74,667
   640   Peoples Bancorp, Inc.                                          18,707
52,405   Pinnacle Financial Partners, Inc. #*                        1,876,099
   500   Placer Sierra Bancshares                                       11,105
   300   Preferred Bank (Los Angeles)                                   17,991
   578   Premierwest Bancorp                                             9,242
 1,100   PrivateBancorp, Inc.                                           50,292
 1,426   Prosperity Bancshares, Inc.                                    48,541
49,591   Provident Bankshares Corp. #                                1,837,347
 1,837   R-G Financial Corp. Class B                                    13,686
   975   Renasant Corp.                                                 27,368
   599   Republic Bancorp, Inc. (Kentucky)                              12,669
 4,612   Republic Bancorp, Inc. (Michigan)                              61,478
   266   Royal Bancshares of Pennsylvania                                7,206
 1,576   S&T Bancorp, Inc.                                              51,220
   887   Sandy Spring Bancorp, Inc.                                     31,364
   427   Santander BanCorp                                               8,066
   603   SCBT Financial Corp.                                           22,552
   991   Seacoast Banking Corp. of Florida                              29,928
   906   Security Bank Corp.                                            20,485
   600   Shore Bancshares, Inc.                                         17,250
   283   Sierra Bancorp                                                  8,844
 1,773   Signature Bank *                                               54,839
   957   Simmons First National Corp.                                   27,763
 6,186   Sky Financial Group, Inc.                                     154,031
   500   Smithtown Bancorp, Inc.                                        13,495
 4,534   South Financial Group, Inc.                                   118,020
   606   Southside Bancshares, Inc.                                     16,174
 1,000   Southwest Bancorp, Inc.                                        25,820
   700   State National Bancshares, Inc.                                26,593
 1,203   Sterling Bancorp                                               23,651
 2,721   Sterling Bancshares, Inc.                                      55,100
 1,352   Sterling Financial Corp.                                       29,730
   670   Suffolk Bancorp                                                21,386
   698   Summit Bancshares, Inc.                                        19,628
 1,106   Sun Bancorp, Inc. *                                            20,826
 1,000   Superior Bancorp *                                             11,500
 3,241   Susquehanna Bancshares, Inc.                                   79,210
 2,084   SVB Financial Group *                                          93,030
   598   SY Bancorp, Inc.                                               17,743
   300   Taylor Capital Group, Inc.                                      8,865
 7,878   TCF Financial Corp.                                           207,113
 1,410   Texas Capital Bancshares, Inc. *                               26,395
 2,767   Texas Regional Bancshares, Inc.                               106,391
   600   Texas United Bancshares, Inc.                                  19,794
   425   The Bancorp, Inc. *                                            10,833
   368   Tompkins Trustco, Inc.                                         16,726
 1,000   Trico Bancshares                                               24,750
 4,298   Trustco Bank Corp.                                             46,590
 2,893   Trustmark Corp.                                                90,927
 5,722   UCBH Holdings, Inc.                                            99,906
 1,982   UMB Financial Corp.                                            72,482
 3,328   Umpqua Holdings Corp.                                          95,181
   522   Union Bankshares Corp.                                         23,135
 2,385   United Bankshares, Inc.                                        88,770
 2,100   United Community Banks, Inc.                                   63,105
   500   United Security Bancshares/CA                                  11,270
   840   Univest Corp. of Pennsylvania                                  24,268
   487   USB Holding Co., Inc.                                          10,743
 6,946   Valley National Bancorp                                       177,609
   437   Vineyard National Bancorp                                      11,345
33,689   Virginia Commerce Bancorp, Inc. #*                            747,896
   711   Virginia Financial Group, Inc.                                 19,524
 6,534   W Holding Co., Inc.                                            38,616
   495   Washington Trust Bancorp, Inc.                                 13,122
 3,080   Webster Financial Corp.                                       145,099
 1,250   WesBanco, Inc.                                                 36,525
 1,088   West Bancorp, Inc.                                             18,616
 1,013   West Coast Bancorp                                             30,937
 1,803   Westamerica Bancorp                                            91,070
   800   Western Alliance Bancorp *                                     26,320
 3,953   Whitney Holding Corp.                                         141,399
 3,999   Wilmington Trust Corp.                                        178,155
   652   Wilshire Bancorp, Inc.                                         12,414
30,909   Wintrust Financial Corp. #                                  1,550,086
   597   Yardville National Bancorp                                     21,289
                                                                    ----------
                                                                    37,652,123
                                                                    ----------
BIOTECHNOLOGY - 0.6%
   500   Advanced Magnetics, Inc. *                                     17,050
 3,800   ADVENTRX Pharmaceuticals, Inc. *                               10,412
 3,901   Affymetrix, Inc. *                                             84,106
 2,038   Alexion Pharmaceuticals, Inc. *                                69,251
 3,000   American Oriental Bioengineering, Inc. *                       18,240
 4,342   Applera Corp. - Celera Genomics Group *                        60,441
 2,600   Arena Pharmaceuticals, Inc. *                                  31,148
 3,113   Ariad Pharmaceuticals, Inc. *                                  13,573

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                                 Value
------------------------------------------------------------------------------
 1,132   Bio-Rad Laboratories, Inc. *                                   80,066
 1,676   Cambrex Corp.                                                  34,710
 2,405   Cell Genesys, Inc. *                                           10,991
 4,016   Charles River Laboratories International, Inc. *              174,335
 1,200   Coley Pharmaceutical Group, Inc. *                             13,704
 1,112   Cotherix, Inc. *                                                7,851
 1,800   Cytokinetics, Inc. *                                           11,574
 3,000   deCODE genetics, Inc. *                                        16,500
 1,134   Digene Corp. *                                                 48,932
 2,181   Diversa Corp. *                                                17,492
 3,361   Encysive Pharmaceuticals, Inc. *                               14,452
 1,604   Enzo Biochem, Inc. *                                           19,553
 2,704   Enzon Pharmaceuticals, Inc. *                                  22,308
 4,925   Exelixis, Inc. *                                               42,897
 1,377   Genitope Corp. *                                                4,021
   900   Genomic Health, Inc. *                                         13,014
 4,403   Geron Corp. *                                                  27,607
 1,183   GTx, Inc. *                                                    10,931
 1,900   Hana Biosciences, Inc. *                                       13,034
 8,100   Human Genome Sciences, Inc. *                                  93,474
 4,056   ICOS Corp. *                                                  101,643
 2,875   Illumina, Inc. *                                               94,990
 5,463   Incyte Corp. *                                                 23,108
 1,185   Integra LifeSciences Holdings Corp. *                          44,414
 1,659   InterMune, Inc. *                                              27,241
 3,233   Invitrogen Corp. *                                            205,005
 2,869   Keryx Biopharmaceuticals, Inc. *                               33,940
 4,391   Lexicon Genetics, Inc. *                                       16,554
 1,984   Lifecell Corp. *                                               63,924
 1,980   Martek Biosciences Corp. *                                     42,590
 1,458   Maxygen, Inc. *                                                12,116
 1,400   Metabasis Therapeutics, Inc. *                                  7,868
18,600   Millennium Pharmaceuticals, Inc. *                            185,070
 3,187   Millipore Corp. *                                             195,363
 1,400   Momenta Pharmaceuticals, Inc. *                                18,928
 8,000   Monogram Biosciences, Inc. *                                   12,240
 2,492   Myogen, Inc. *                                                 87,419
 2,237   Myriad Genetics, Inc. *                                        55,142
 5,234   Nektar Therapeutics *                                          75,422
 1,739   Northfield Laboratories, Inc. *                                24,972
 4,000   Novavax, Inc. *                                                15,160
 3,300   Panacos Pharmaceuticals, Inc. *                                16,368
 7,016   PDL BioPharma, Inc. *                                         134,707
11,300   Peregrine Pharmaceuticals, Inc. *                              14,351
 2,934   Regeneron Pharmaceuticals, Inc. *                              46,034
 1,800   Sangamo BioSciences, Inc. *                                    10,008
 3,520   Savient Pharmaceuticals, Inc. *                                22,915
 2,700   Sirna Therapeutics, Inc. *                                     15,039
 2,637   SuperGen, Inc. *                                               12,288
 3,085   Telik, Inc. *                                                  54,882
 6,590   Vertex Pharmaceuticals, Inc. *                                221,754
                                                                     ---------
                                                                     2,873,122
                                                                     ---------
BUILDING & CONSTRUCTION - 1.8%
   527   Aaon, Inc.                                                     12,021
 1,804   Apogee Enterprises, Inc.                                       27,439
 2,327   Beazer Homes USA, Inc.                                         90,846
   763   Brookfield Homes Corp.                                         21,486
   900   Builders FirstSource, Inc. *                                   13,707
   400   Cavco Industries, Inc. *                                       12,604
 4,311   Champion Enterprises, Inc. *                                   29,746
 2,459   Comfort Systems USA, Inc.                                      28,180
 1,120   Drew Industries, Inc. *                                        28,291
 2,343   Dycom Industries, Inc. *                                       50,375
 3,093   Eagle Materials, Inc.                                         104,172
 1,220   ElkCorp                                                        33,123
 1,896   EMCOR Group, Inc. *                                           103,977
 1,400   ENGlobal Corp. *                                                8,666
 3,478   Fleetwood Enterprises, Inc. *                                  23,407
 2,916   Florida Rock Industries, Inc.                                 112,878
 1,434   Genlyte Group, Inc. *                                         102,101
 1,500   Goodman Global, Inc. *                                         20,025
 2,112   Granite Construction, Inc.                                    112,675
 2,400   Home Solutions of America, Inc. *                              13,152
 2,962   Hovnanian Enterprises, Inc. *                                  86,905
 1,600   Infrasource Services, Inc. *                                   28,080
28,736   Insituform Technologies, Inc. #*                              697,710
 1,600   Interline Brands, Inc. *                                       39,488
 3,554   Jacobs Engineering Group, Inc. *                              265,590
20,500   KB Home #                                                     897,900
   718   Layne Christensen Co. *                                        20,513
 3,606   Lennox International, Inc.                                     82,577
   957   Levitt Corp.                                                   11,254
 1,194   LSI Industries, Inc.                                           19,403
   686   M/I Homes, Inc.                                                24,250
 2,772   Martin Marietta Materials, Inc.                               234,567
 2,036   MDC Holdings, Inc.                                             94,572
 1,272   Meritage Homes Corp. *                                         52,928
 1,757   Monaco Coach Corp.                                             19,573
 1,165   NCI Building Systems, Inc. *                                   67,768
   300   NVR, Inc. *                                                   160,500
   380   Palm Harbor Homes, Inc. *                                       5,685
 1,100   Perini Corp. *                                                 22,968
 2,746   Ryland Group, Inc.                                            118,655
 4,884   Shaw Group, Inc. *                                            115,458
 2,282   Simpson Manufacturing Co., Inc.                                61,682
   288   Skyline Corp.                                                  11,005
 3,822   Standard-Pacific Corp.                                         89,817
   600   Sterling Construction Co., Inc. *                              12,036
   892   Technical Olympic USA, Inc.                                     8,768
21,321   Texas Industries, Inc. #                                    1,109,971
34,223   Thor Industries, Inc. #                                     1,408,961
 7,900   Toll Brothers, Inc. *                                         221,832
   547   Trex Co., Inc. *                                               13,216
 2,100   U.S. Concrete, Inc. *                                          13,671

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                               Value
-----------------------------------------------------------------------------
    909   Universal Forest Products, Inc.                              44,586
  2,967   URS Corp. *                                                 115,387
  4,626   USG Corp. *                                                 217,607
  1,800   Washington Group International, Inc.                        105,948
 35,156   WCI Communities, Inc. #*                                    613,121
  1,800   Williams Scotsman International, Inc. *                      38,448
  2,018   Winnebago Industries                                         63,325
                                                                   ----------
                                                                    8,164,596
                                                                   ----------
BUSINESS SERVICES & SUPPLIES - 0.8%
  1,456   Administaff, Inc.                                            49,067
    838   CDI Corp.                                                    17,355
155,600   Cross Country Healthcare, Inc. #*                         2,645,200
  1,476   Gevity HR, Inc.                                              33,623
  3,242   Global Imaging Systems, Inc. *                               71,551
  1,150   Heidrick & Struggles International, Inc. *                   41,400
  3,844   Herman Miller, Inc.                                         131,503
  3,159   Hewitt Associates, Inc. *                                    76,637
  3,100   HNI Corp.                                                   128,898
  1,262   Hudson Highland Group, Inc. *                                12,368
  6,696   IKON Office Solutions, Inc.                                  89,994
  2,484   Interface, Inc. *                                            31,994
  1,136   Kelly Services, Inc.                                         31,138
  1,610   Kforce, Inc. *                                               19,207
  2,000   Knoll, Inc.                                                  40,400
  2,630   Korn/Ferry International *                                   55,072
  3,029   Labor Ready, Inc. *                                          48,252
  6,466   MPS Group, Inc. *                                            97,701
  2,698   Resources Connection, Inc. *                                 72,280
  2,851   Spherion Corp. *                                             20,385
  4,536   Steelcase, Inc.                                              71,170
                                                                   ----------
                                                                    3,785,195
                                                                   ----------
CHEMICALS - 3.0%
  3,990   Airgas, Inc.                                                144,318
 28,303   Albemarle Corp. #                                         1,537,702
  1,021   American Vanguard Corp.                                      14,294
  1,280   Arch Chemicals, Inc.                                         36,416
  3,900   Ashland, Inc.                                               248,742
    472   Balchem Corp.                                                 9,341
  3,866   Cabot Corp.                                                 143,815
  1,463   Cabot Microelectronics Corp. *                               42,164
  4,400   Celanese Corp.                                               78,760
  3,300   CF Industries Holdings, Inc.                                 56,331
 14,801   Chemtura Corp.                                              128,325
  2,543   Cytec Industries, Inc.                                      141,365
  4,900   Eastman Chemical Co.                                        264,698
  2,530   Ferro Corp.                                                  44,983
 25,147   FMC Corp. #                                               1,611,168
 41,887   Georgia Gulf Corp. #                                      1,148,542
  3,560   HB Fuller Co.                                                83,446
  6,969   Hercules, Inc. *                                            109,901
  5,300   Huntsman Corp. *                                             96,460
    641   Innospec, Inc.                                               19,038
  5,558   International Flavors & Fragrances, Inc.                    219,763
    272   Kronos Worldwide, Inc.                                        7,831
  4,066   Lubrizol Corp.                                              185,938
 45,186   MacDermid, Inc. #                                         1,473,967
  1,152   Minerals Technologies, Inc.                                  61,517
  1,100   NewMarket Corp.                                              63,976
    521   NL Industries                                                 5,179
  4,598   Olin Corp.                                                   70,625
  1,634   OM Group, Inc. *                                             71,798
  2,700   Omnova Solutions, Inc. *                                     11,286
    500   Pioneer Cos., Inc. *                                         12,255
121,552   PolyOne Corp. #*                                          1,012,528
  2,100   Rockwood Holdings, Inc. *                                    41,958
  6,907   RPM International, Inc.                                     131,164
  1,788   Schulman A, Inc.                                             42,036
  2,707   Sensient Technologies Corp.                                  52,976
  4,000   Sigma-Aldrich Corp.                                         302,680
 46,395   Spartech Corp.                                            1,241,994
    273   Stepan Co.                                                    7,980
  1,978   Symyx Technologies *                                         41,914
  5,563   Terra Industries, Inc. *                                     42,891
  2,500   Tronox, Inc. Class B                                         31,925
  3,000   UAP Holding Corp.                                            64,110
    648   Valhi, Inc.                                                  15,066
 48,860   Valspar Corp.                                             1,299,676
 31,150   Westlake Chemical Corp.                                     997,112
  3,868   WR Grace & Co. *                                             51,290
    800   Zoltek Companies, Inc. *                                     20,440
                                                                   ----------
                                                                   13,541,684
                                                                   ----------
COMMERCIAL SERVICES - 7.0%
  2,630   Aaron Rents, Inc.                                            60,437
  2,737   ABM Industries, Inc.                                         51,346
    595   ACE Cash Express, Inc. *                                     17,785
  5,188   Adesa, Inc.                                                 119,895
  4,000   Advance America Cash Advance Centers, Inc.                   57,680
 94,900   Advisory Board Co. #*                                     4,794,348
  1,722   Albany Molecular Research, Inc. *                            16,118
  2,379   Alderwoods Group, Inc. *                                     47,176
  4,858   Alliance Data Systems Corp. *                               268,113
  1,834   Arbitron, Inc.                                               67,876
    600   Bankrate, Inc. *                                             15,936
  1,371   Banta Corp.                                                  65,260
    500   Barrett Business Services, Inc. *                            10,735
 11,376   BearingPoint, Inc. *                                         89,415
  2,143   Bowne & Co., Inc.                                            30,602
  5,600   Career Education Corp. *                                    126,000
  3,917   Cbiz, Inc. *                                                 28,594
    400   Central Parking Corp.                                         6,600
  3,100   Cenveo, Inc. *                                               58,342
  1,608   Chemed Corp.                                                 51,874
 85,500   ChoicePoint, Inc. #*                                      3,060,900
    900   Clark, Inc.                                                  10,143
    800   Clayton Holdings, Inc. *                                     10,056

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                                Value
------------------------------------------------------------------------------
  1,800   Coinmach Service Corp. Class A                                17,874
  1,512   Coinstar, Inc. *                                              43,515
    900   Compass Diversified Trust                                     13,770
    618   Consolidated Graphics, Inc. *                                 37,185
  8,624   Convergys Corp. *                                            178,086
    800   Cornell Cos., Inc. *                                          13,824
  2,363   Corporate Executive Board Co.                                212,457
  3,742   Corrections Corp. of America *                               161,841
    996   CoStar Group, Inc. *                                          41,155
    699   CRA International, Inc. *                                     33,314
    500   Dawson Geophysical Co. *                                      14,850
  2,903   Deluxe Corp.                                                  49,641
  1,617   Diamond Management & Technology Consultants, Inc. *           18,013
    700   Dollar Financial Corp. *                                      15,274
  1,428   Dollar Thrifty Automotive Group *                             63,646
  1,600   DynCorp International, Inc. *                                 20,144
  1,323   Electro Rent Corp. *                                          22,504
  2,900   Enersys *                                                     46,516
  7,716   Equifax, Inc.                                                283,254
  1,913   Euronet Worldwide, Inc. *                                     46,964
    674   Exponent, Inc. *                                              11,236
    570   First Advantage Corp. *                                       11,890
  1,500   First Consulting Group, Inc. *                                14,625
    796   Forrester Research, Inc. *                                    20,943
117,444   FTI Consulting, Inc. #*                                    2,943,147
241,158   Gartner, Inc. #*                                           4,241,969
    818   Geo Group, Inc. *                                             34,560
  2,000   Global Cash Access, Inc. *                                    30,180
  3,100   Gold Kist, Inc. *                                             64,604
    800   H&E Equipment Services, Inc. *                                19,512
154,425   Healthcare Services Group #                                3,885,333
  1,000   Heartland Payment Systems, Inc.                               26,000
  1,100   Huron Consulting Group, Inc. *                                43,120
    500   ICT Group, Inc. *                                             15,735
  2,242   Interactive Data Corp. *                                      44,728
  6,904   Iron Mountain, Inc. *                                        296,458
  2,100   Jackson Hewitt Tax Service, Inc.                              63,021
    800   Kendle International, Inc. *                                  25,616
  1,000   Kenexa Corp. *                                                25,220
    590   Landauer, Inc.                                                29,943
  1,598   LECG Corp. *                                                  29,978
  3,700   Live Nation, Inc. *                                           75,554
  2,127   Magellan Health Services, Inc. *                              90,610
  1,396   MAXIMUS, Inc.                                                 36,436
  1,422   Mcgrath Rentcorp                                              36,403
    995   Midas, Inc. *                                                 20,577
    600   Monro Muffler, Inc.                                           20,406
    900   Morningstar, Inc. *                                           33,210
137,249   Navigant Consulting, Inc. #*                               2,753,215
  1,950   NCO Group, Inc. *                                             51,129
  2,800   Net 1 UEPS Technologies, Inc. *                               64,008
  1,700   On Assignment, Inc. *                                         16,677
  1,564   Parexel International Corp. *                                 51,753
  1,200   PeopleSupport, Inc. *                                         22,200
  6,030   Pharmaceutical Product Development, Inc.                     215,211
  1,196   Pharmanet Development Group, Inc. *                           23,238
  3,000   PHH Corp. *                                                   82,200
    620   Pre-Paid Legal Services, Inc.                                 24,595
    720   Providence Service Corp. *                                    19,865
    700   QC Holdings, Inc. *                                            8,351
  6,417   Quanta Services, Inc. *                                      108,191
  4,328   Rent-A-Center, Inc. *                                        126,767
  1,800   Rewards Network, Inc. *                                        8,766
  1,755   Rollins, Inc.                                                 37,048
  2,082   Senomyx, Inc. *                                               32,000
177,851   Service Corp. International                                1,661,128
 17,010   ServiceMaster Co.                                            190,682
  3,954   Sotheby's Holdings                                           127,477
  2,152   Source Interlink Companies, Inc. *                            20,444
    400   Standard Parking Corp. *                                      12,552
    717   Startek, Inc.                                                  8,941
  6,595   Stewart Enterprises, Inc.                                     38,647
    400   Team, Inc. *                                                  10,024
  2,230   TeleTech Holdings, Inc. *                                     34,855
  1,481   TNS, Inc. *                                                   22,304
  3,871   United Rentals, Inc. *                                        90,001
  2,719   Valassis Communications, Inc. *                               47,990
    500   Vertrue, Inc. *                                               19,660
  1,378   Viad Corp.                                                    48,795
    496   Volt Information Sciences, Inc. *                             17,633
  6,200   Waters Corp. *                                               280,736
  2,568   Watson Wyatt & Co. Holdings                                  105,083
  2,700   Weight Watchers International, Inc.                          119,718
116,100   Wright Express Corp. #*                                    2,793,366
                                                                    ----------
                                                                    31,885,322
                                                                    ----------
COMPUTERS & INFORMATION - 1.4%
    945   3D Systems Corp. *                                            17,331
  1,544   Agilysys, Inc.                                                21,678
  1,098   Ansoft Corp. *                                                27,351
  7,421   BISYS Group, Inc. *                                           80,592
231,471   Brocade Communications Systems, Inc. #*                    1,634,185
  1,925   CACI International, Inc. *                                   105,894
  8,157   Ceridian Corp. *                                             182,391
  3,140   Ciber, Inc. *                                                 20,818
  1,080   COMSYS IT Partners, Inc. *                                    18,565
  2,022   Covansys Corp. *                                              34,657
  4,033   Diebold, Inc.                                                175,557
  3,600   DST Systems, Inc. *                                          222,012
  1,650   Echelon Corp. *                                               13,563
  3,368   Electronics for Imaging *                                     77,060
  2,409   Factset Research Systems, Inc.                               117,005
 18,828   Gateway, Inc. *                                               35,585
  1,738   Hutchinson Technology, Inc. *                                 36,550
  1,200   iGate Corp. *                                                  5,928
  1,400   IHS, Inc. *                                                   44,912

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                                 Value
------------------------------------------------------------------------------
 2,130   Imation Corp.                                                  85,520
   508   Integral Systems, Inc.                                         15,880
 1,832   Intergraph Corp. *                                             78,556
 2,279   InterVoice, Inc. *                                             14,449
 4,606   Jack Henry & Associates, Inc.                                 100,273
 2,200   Kanbay International, Inc. *                                   45,232
 1,748   Komag, Inc. *                                                  55,866
 1,850   Kronos, Inc. *                                                 63,067
 1,500   Magma Design Automation, Inc. *                                13,650
 1,552   Manhattan Associates, Inc. *                                   37,465
   900   Maxwell Technologies, Inc. *                                   18,306
 9,331   McData Corp. *                                                 46,935
 5,025   Mentor Graphics Corp. *                                        70,752
   871   Mercury Computer Systems, Inc. *                               10,321
 2,288   Micros Systems, Inc. *                                        111,929
 1,922   Mobility Electronics, Inc. *                                   10,686
 1,153   MTS Systems Corp.                                              37,288
 3,457   National Instruments Corp.                                     94,514
 1,900   Ness Technologies, Inc. *                                      25,365
 1,196   Netscout Systems, Inc. *                                        7,762
 5,368   Palm, Inc. *                                                   78,158
 3,400   Pegasus Wireless Corp. *                                        2,074
 5,355   Perot Systems Corp. *                                          73,845
14,462   Quantum Corp. *                                                31,527
 1,600   Rackable Systems, Inc. *                                       43,792
 1,588   Radiant Systems, Inc. *                                        19,183
 1,321   Radisys Corp. *                                                28,071
 3,799   Reynolds & Reynolds Co.                                       150,099
   898   SI International, Inc. *                                       28,718
 1,500   Sigma Designs, Inc. *                                          22,425
 5,492   Silicon Storage Technology, Inc. *                             22,627
 2,258   SRA International, Inc. *                                      67,876
   542   Stratasys, Inc. *                                              14,314
 1,917   SYKES Enterprises, Inc. *                                      39,011
 1,380   Synaptics, Inc. *                                              33,631
72,625   Synopsys, Inc. #*                                           1,432,165
   413   Syntel, Inc.                                                    9,354
 1,721   Talx Corp.                                                     42,199
 2,392   Tyler Technologies, Inc. *                                     30,929
19,700   Unisys Corp. *                                                111,502
13,277   Western Digital Corp. *                                       240,314
                                                                     ---------
                                                                     6,337,264
                                                                     ---------
CONTAINERS & PACKAGING - 0.9%
   500   AEP Industries, Inc. *                                         20,975
 6,154   Ball Corp.                                                    248,929
 6,294   Bemis Co.                                                     206,821
 1,088   Chesapeake Corp.                                               15,569
93,069   Crown Holdings, Inc. *                                      1,731,084
 3,649   Graphic Packaging Corp. *                                      13,356
 1,009   Greif, Inc.                                                    80,831
 2,034   Mobile Mini, Inc. *                                            57,786
 9,231   Owens-Illinois, Inc. *                                        142,342
 4,731   Packaging Corp. of America                                    109,759
35,653   Pactiv Corp. #*                                             1,013,258
 4,800   Sealed Air Corp.                                              259,776
 1,466   Silgan Holdings, Inc.                                          55,063
15,200   Smurfit-Stone Container Corp. *                               170,240
 5,955   Sonoco Products Co.                                           200,326
                                                                     ---------
                                                                     4,326,115
                                                                     ---------
COSMETICS & PERSONAL CARE - 0.1%
 4,700   Alberto-Culver Co.                                            237,773
 3,500   Bare Escentuals, Inc. *                                        95,025
   903   Chattem, Inc. *                                                31,713
 1,635   Elizabeth Arden, Inc. *                                        26,422
   247   Inter Parfums, Inc.                                             4,703
   800   Parlux Fragrances, Inc. *                                       4,072
 6,758   Revlon, Inc. *                                                  7,636
                                                                     ---------
                                                                       407,344
                                                                     ---------
DISTRIBUTION & WHOLESALE - 1.4%
 2,550   Beacon Roofing Supply, Inc. *                                  51,612
84,826   Bell Microproducts, Inc. #*                                   440,247
   700   BlueLinx Holdings, Inc.                                         6,664
 2,776   Brightpoint, Inc. *                                            39,475
 1,708   Building Material Holding Corp.                                44,442
 3,600   CDW Corp.                                                     222,048
 1,770   Central European Distribution Corp. *                          41,436
   600   Core-Mark Holding Co., Inc. *                                  18,804
   700   Directed Electronics, Inc. *                                   10,570
 8,162   Ingram Micro, Inc. *                                          156,384
25,500   Lenox Group, Inc. #*                                          154,275
 2,618   LKQ Corp. *                                                    57,517
   400   MWI Veterinary Supply, Inc. *                                  13,412
 1,065   Nuco2, Inc. *                                                  28,649
47,589   Owens & Minor, Inc.                                         1,565,202
 3,238   Pool Corp.                                                    124,663
 1,408   Scansource, Inc. *                                             42,705
 3,265   Tech Data Corp. *                                             119,270
33,026   Triad Guaranty, Inc. #*                                     1,689,940
25,207   United Stationers, Inc. #*                                  1,172,378
 1,637   Watsco, Inc.                                                   75,318
 2,968   WESCO International, Inc. *                                   172,233
                                                                     ---------
                                                                     6,247,244
                                                                     ---------
DIVERSIFIED FINANCIAL SERVICES - 1.7%
   941   Accredited Home Lenders Holding Co. *                          33,819
 1,157   Advanta Corp. Class B                                          42,693
 1,871   Affiliated Managers Group *                                   187,306
 4,600   AG Edwards, Inc.                                              245,088
 8,330   Allied Capital Corp.                                          251,649
 8,591   American Capital Strategies Ltd.                              339,087
 7,998   AmeriCredit Corp. *                                           199,870
 4,826   Apollo Investment Corp.                                        98,981
 3,130   Ares Capital Corp.                                             54,525
 1,089   Asset Acceptance Capital Corp. *                               17,696
   684   Asta Funding, Inc.                                             25,643
 1,400   Calamos Asset Management, Inc. Class A                         41,048

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                                 Value
------------------------------------------------------------------------------
   200   Capital Southwest Corp.                                        23,830
 5,627   CapitalSource, Inc.                                           145,289
 3,063   CharterMac                                                     61,137
   600   Cohen & Steers, Inc.                                           19,416
 1,267   CompuCredit Corp. *                                            38,276
   600   Credit Acceptance Corp. *                                      17,808
 5,507   Doral Financial Corp.                                          36,291
 7,126   Eaton Vance Corp.                                             205,656
 1,654   eSpeed, Inc. *                                                 15,217
 4,900   Evercore Partners, Inc. Class A #*                            141,120
   706   Federal Agricultural Mortgage Corp. Class C                    18,688
 5,581   Federated Investors, Inc. Class B                             188,694
 1,690   Financial Federal Corp.                                        45,292
 1,745   First Marblehead Corp.                                        120,859
 9,019   Friedman Billings Ramsey Group, Inc.                           72,423
   468   GAMCO Investors, Inc.                                          17,812
   700   GFI Group, Inc. *                                              38,703
   500   Gladstone Capital Corp.                                        11,005
 1,200   Gladstone Investment Corp.                                     17,520
 1,000   Greenhill & Co., Inc.                                          67,020
   975   Harris & Harris Group, Inc. *                                  11,973
 3,822   IndyMac Bancorp, Inc.                                         157,313
 1,300   IntercontinentalExchange, Inc. *                               97,591
 2,193   International Securities Exchange, Inc.                       102,830
 2,557   Investment Technology Group, Inc. *                           114,426
12,484   Janus Capital Group, Inc.                                     246,184
 7,252   Jefferies Group, Inc.                                         206,682
 6,498   Knight Capital Group, Inc. *                                  118,264
 3,084   LaBranche & Co., Inc. *                                        31,981
 1,600   MarketAxess Holdings, Inc. *                                   16,752
   809   Marlin Business Services, Inc. *                               16,908
 2,969   MCG Capital Corp.                                              48,484
 1,000   Medallion Financial Corp.                                      11,030
 5,012   MoneyGram International, Inc.                                 145,649
 1,100   MVC Capital, Inc.                                              14,256
 5,500   Nasdaq Stock Market, Inc. *                                   166,320
 2,104   National Financial Partners Corp.                              86,327
 1,037   Nelnet, Inc. *                                                 31,877
 1,013   NGP Capital Resources Co.                                      14,780
 4,748   Nuveen Investments, Inc.                                      243,240
 2,268   Ocwen Financial Corp. *                                        33,793
 1,200   optionsXpress Holdings, Inc.                                   33,456
70,000   Penson Worldwide, Inc. *                                    1,256,500
 1,328   Piper Jaffray Cos. *                                           80,503
   900   Portfolio Recovery Associates, Inc. *                          39,483
 5,484   Raymond James Financial, Inc.                                 160,352
   484   Sanders Morris Harris Group, Inc.                               6,055
   590   Stifel Financial Corp. *                                       18,727
   242   Student Loan Corp.                                             46,508
   826   SWS Group, Inc.                                                20,559
 1,049   Technology Investment Capital Corp.                            15,347
   500   Thomas Weisel Partners Group, Inc. *                            8,025
   625   United PanAm Financial Corp. *                                  9,675
 4,956   Waddell & Reed Financial, Inc.                                122,661
23,378   Walter Industries, Inc. #                                     997,773
 1,152   World Acceptance Corp. *                                       50,665
                                                                     ---------
                                                                     7,622,410
                                                                     ---------
DIVERSIFIED OPERATIONS - 0.0%
 1,400   Star Maritime Acquisition Corp. *                              13,454
                                                                     ---------
EDUCATION - 0.3%
 1,582   Bright Horizons Family Solutions, Inc. *                       66,017
 5,034   Corinthian Colleges, Inc. *                                    54,418
 3,693   DeVry, Inc. *                                                  78,550
 1,100   Educate, Inc. *                                                 8,789
 2,613   ITT Educational Services, Inc. *                              173,242
 2,539   Laureate Education, Inc. *                                    121,516
   851   Strayer Education, Inc.                                        92,087
39,786   Universal Technical Institute, Inc. #*                        711,771
                                                                     ---------
                                                                     1,306,390
                                                                     ---------
ELECTRICAL EQUIPMENT - 0.4%
 2,196   Advanced Energy Industries, Inc. *                             37,420
 1,429   Allete, Inc.                                                   62,090
10,500   American Power Conversion Corp.                               230,580
 1,541   American Superconductor Corp. *                                14,270
 4,226   Ametek, Inc.                                                  184,042
 2,420   Belden CDT, Inc.                                               92,517
 6,800   Capstone Turbine Corp. *                                        9,588
   500   Color Kinetics, Inc. *                                          8,490
 1,373   Encore Wire Corp. *                                            48,453
 3,352   Energizer Holdings, Inc. *                                    241,310
 2,309   Energy Conversion Devices, Inc. *                              85,525
 3,095   General Cable Corp. *                                         118,260
 6,158   GrafTech International Ltd. *                                  35,963
 3,623   Hubbell, Inc. Class B                                         173,542
   900   Insteel Industries, Inc.                                       17,883
 2,407   Intermagnetics General Corp. *                                 65,109
   900   Lamson & Sessions Co. *                                        21,438
 1,350   Littelfuse, Inc. *                                             46,845
 1,385   Medis Technologies Ltd. *                                      34,223
   285   Powell Industries, Inc. *                                       6,307
 4,436   Power-One, Inc. *                                              32,117
 1,400   Raser Technologies, Inc. *                                      7,784
 1,360   Superior Essex, Inc. *                                         46,580
 1,073   Universal Display Corp. *                                      11,835
 1,150   Vicor Corp.                                                    13,271
 1,364   Wilson Greatbatch Technologies, Inc. *                         30,854
                                                                     ---------
                                                                     1,676,296
                                                                     ---------
ELECTRONICS - 4.6%
   500   American Science & Engineering, Inc. *                         24,260
   752   Analogic Corp.                                                 38,593
 7,194   Arrow Electronics, Inc. *                                     197,331
 7,439   Avnet, Inc. *                                                 145,953
 2,900   AVX Corp.                                                      51,301

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                                Value
------------------------------------------------------------------------------
    814   Badger Meter, Inc.                                            20,505
    648   Bel Fuse, Inc. Class B                                        20,794
  3,880   Benchmark Electronics, Inc. *                                104,294
  2,684   Brady Corp.                                                   94,369
 57,120   Checkpoint Systems, Inc. #*                                  943,051
  1,800   China BAK Battery, Inc. *                                     12,096
  2,600   Cogent, Inc. *                                                35,698
129,097   Coherent, Inc. #*                                          4,474,502
  2,178   CTS Corp.                                                     30,013
  1,040   Cubic Corp.                                                   20,363
  2,305   Cymer, Inc. *                                                101,213
  2,324   Daktronics, Inc.                                              48,084
  1,162   Dionex Corp. *                                                59,192
  2,100   Dolby Laboratories, Inc. *                                    41,685
    700   Eagle Test Systems, Inc. *                                    11,564
  1,840   Electro Scientific Industries, Inc. *                         37,904
    554   Excel Technology, Inc. *                                      16,393
  1,438   FEI Co. *                                                     30,356
  4,064   Flir Systems, Inc. *                                         110,378
  9,134   Gentex Corp.                                                 129,794
187,062   II-VI, Inc. #*                                             4,661,585
  2,200   International DisplayWorks, Inc. *                            14,014
  1,700   Ionatron, Inc. *                                               8,177
  1,570   Itron, Inc. *                                                 87,606
142,200   Keithley Instruments, Inc.                                 1,813,050
  4,940   Kemet Corp. *                                                 39,866
  4,155   L-1 Identity Solutions, Inc. *                                54,223
  1,025   LoJack Corp. *                                                20,080
    795   Measurement Specialties, Inc. *                               14,827
  2,280   Methode Electronics, Inc.                                     21,683
    600   Metrologic Instruments, Inc. *                                10,896
  2,368   Mettler Toledo International, Inc. *                         156,643
    908   Molecular Devices Corp. *                                     16,789
    500   Multi-Fineline Electronix, Inc. *                             12,685
    979   OSI Systems, Inc. *                                           19,188
    300   OYO Geospace Corp. *                                          17,025
  1,102   Park Electrochemical Corp.                                    34,911
  2,402   Paxar Corp. *                                                 47,992
  7,450   PerkinElmer, Inc.                                            141,028
  1,096   Photon Dynamics, Inc. *                                       14,544
  2,672   Plexus Corp. *                                                51,302
  2,800   RAE Systems, Inc. *                                            8,540
    837   Rofin-Sinar Technologies, Inc. *                              50,864
 57,829   Rogers Corp. #*                                            3,570,941
 30,600   Sanmina-SCI Corp. *                                          114,444
 53,300   Solectron Corp. *                                            173,758
  1,571   Sonic Solutions, Inc. *                                       23,942
 14,817   Symbol Technologies, Inc.                                    220,181
  4,210   Taser International, Inc. *                                   32,249
 67,276   Technitrol, Inc. #                                         2,008,189
  5,104   Tektronix, Inc.                                              147,659
  3,722   Thomas & Betts Corp. *                                       177,577
  3,244   Trimble Navigation Ltd. *                                    152,727
  2,825   TTM Technologies, Inc. *                                      33,052
  1,817   Varian, Inc. *                                                83,346
 10,192   Vishay Intertechnology, Inc. *                               143,096
  1,431   Watts Water Technologies, Inc.                                45,449
  1,863   Woodward Governor Co.                                         62,485
  1,209   X-Rite, Inc.                                                  12,985
  1,200   Zygo Corp. *                                                  15,300
                                                                    ----------
                                                                    21,134,584
                                                                    ----------
ENTERTAINMENT & LEISURE - 1.4%
  1,132   Ambassadors Group, Inc.                                       32,013
    500   Ambassadors International, Inc.                               15,795
    618   Arctic Cat, Inc.                                              10,259
  2,932   Bally Technologies, Inc. *                                    51,603
  2,400   Bally Total Fitness Holding Corp. *                            3,624
  1,241   Bluegreen Corp. *                                             14,234
  5,499   Brunswick Corp.                                              171,514
  4,302   Callaway Golf Co.                                             56,399
    586   Carmike Cinemas, Inc.                                         10,067
  1,400   Century Casinos, Inc. *                                       13,916
    567   Churchill Downs, Inc.                                         23,848
    987   Dover Downs Gaming & Entertainment, Inc.                      11,992
    981   Dover Motorsports, Inc.                                        5,317
  2,300   DreamWorks Animation SKG, Inc. *                              57,293
  2,480   Gaylord Entertainment Co. *                                  108,748
  1,200   Great Wolf Resorts, Inc. *                                    14,352
 10,457   Hasbro, Inc.                                                 237,897
  2,104   International Speedway Corp.                                 104,863
  1,092   Isle of Capri Casinos, Inc. *                                 22,998
  1,653   Jakks Pacific, Inc. *                                         29,473
  3,034   K2, Inc. *                                                    35,589
  1,500   Lakes Entertainment, Inc. *                                   14,490
  2,199   Leapfrog Enterprises, Inc. *                                  17,438
  1,800   Life Time Fitness, Inc. *                                     83,322
157,230   Macrovision Corp. #*                                       3,724,779
  2,500   Magna Entertainment Corp. *                                   11,725
  1,024   Marine Products Corp.                                          9,953
  2,846   Marvel Entertainment, Inc. *                                  68,702
  1,582   Multimedia Games, Inc. *                                      14,365
  1,872   Nautilus Group, Inc.                                          25,740
  4,216   Penn National Gaming, Inc. *                                 153,968
  2,901   Pinnacle Entertainment, Inc. *                                81,576
  2,519   Polaris Industries, Inc.                                     103,657
  2,500   Progressive Gaming International Corp. *                      20,500
  1,379   RC2 Corp. *                                                   46,238
  3,700   Regal Entertainment Group                                     73,334
  7,964   Sabre Holdings Corp.                                         186,278
  3,816   Scientific Games Corp. *                                     121,349
  1,950   Shuffle Master, Inc. *                                        52,669
  3,511   Six Flags, Inc. *                                             18,363
    938   Speedway Motorsports, Inc.                                    34,153
    464   Steinway Musical Instruments *                                12,992
  1,768   Topps Co., Inc.                                               15,841
  1,889   Vail Resorts, Inc. *                                          75,598

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                               Value
------------------------------------------------------------------------------
  5,700   Warner Music Group Corp.                                   147,915
  1,602   WMS Industries, Inc. *                                      46,794
                                                                   ---------
                                                                   6,193,533
                                                                   ---------
ENVIRONMENTAL SERVICES - 0.5%
  1,900   Aleris International, Inc. *                                96,026
 15,300   Allied Waste Industries, Inc. *                            172,431
  1,013   American Ecology Corp.                                      19,997
  1,800   Aventine Renewable Energy Holdings, Inc. *                  38,502
  2,076   Calgon Carbon Corp. *                                        9,176
 74,572   Casella Waste Systems, Inc. #*                             771,075
  1,000   Clean Harbors, Inc. *                                       43,550
  6,774   Covanta Holding Corp. *                                    145,844
  5,700   Darling International, Inc. *                               23,883
  4,000   Evergreen Solar, Inc. *                                     33,200
  2,838   FuelCell Energy, Inc. *                                     21,597
  2,355   Headwaters, Inc. *                                          54,989
  1,748   Metal Management, Inc.                                      48,664
  1,975   Mine Safety Appliances Co.                                  70,389
  6,200   Nalco Holding Co. *                                        114,824
  1,310   Pacific Ethanol, Inc. *                                     18,392
  4,617   Plug Power, Inc. *                                          18,791
  3,200   Quantum Fuel Systems Technologies Worldwide, Inc. *          6,336
  8,400   Rentech, Inc. *                                             38,892
  2,658   Stericycle, Inc. *                                         185,502
    700   Sunpower Corp. *                                            19,418
  4,000   Synagro Technologies, Inc.                                  16,880
  2,074   Syntroleum Corp. *                                           9,935
  3,562   Tetra Tech, Inc. *                                          62,050
  2,567   Waste Connections, Inc. *                                   97,315
    507   Waste Industries USA, Inc.                                  13,704
  1,433   Waste Services, Inc. *                                      13,098
                                                                   ---------
                                                                   2,164,460
                                                                   ---------
FOOD, BEVERAGE & TOBACCO - 1.6%
    300   Alico, Inc.                                                 17,553
  5,749   Alliance One International, Inc. *                          23,571
    732   Andersons, Inc.                                             24,998
    100   Arden Group, Inc.                                           11,640
    549   Boston Beer Co., Inc. *                                     18,035
 16,920   Bunge Ltd. #                                               980,514
  2,479   Chiquita Brands International, Inc.                         33,169
    327   Coca-Cola Bottling Co. Consolidated                         20,267
 48,960   Constelllation Brands, Inc. #*                           1,409,069
  4,418   Corn Products International, Inc.                          143,762
  8,100   Dean Foods Co. *                                           340,362
138,265   Del Monte Foods Co.                                      1,444,869
  2,161   Delta & Pine Land Co.                                       87,520
  1,100   Diamond Foods, Inc.                                         15,741
    500   Farmer Bros Co.                                             10,270
  3,112   Flowers Foods, Inc.                                         83,651
  1,080   Great Atlantic & Pacific Tea Co.                            26,006
    322   Green Mountain Coffee Roasters, Inc. *                      11,850
  2,022   Hain Celestial Group, Inc. *                                51,682
  3,544   Hansen Natural Corp. *                                     115,109
    700   Imperial Sugar Co.                                          21,784
    600   Ingles Markets, Inc.                                        15,828
    740   J&J Snack Foods Corp.                                       23,014
  3,546   JM Smucker Co.                                             170,031
  1,500   Jones Soda Co. *                                            13,425
  1,692   Lance, Inc.                                                 37,258
    500   M&F Worldwide Corp. *                                        7,350
     78   Maui Land & Pineapple Co., Inc. *                            2,314
  7,900   McCormick & Co., Inc.                                      300,042
    600   MGP Ingredients, Inc.                                       12,762
  2,939   Molson Coors Brewing Co. Class B                           202,497
    685   Nash Finch Co.                                              16,118
    728   National Beverage Corp.                                      8,670
  3,147   Pathmark Stores, Inc. *                                     31,313
    904   Peet's Coffee & Tea, Inc. *                                 22,609
  3,753   PepsiAmericas, Inc.                                         80,089
  2,059   Performance Food Group Co. *                                57,837
  2,394   Pilgrim's Pride Corp.                                       65,476
    800   Premium Standard Farms, Inc.                                15,240
  1,668   Ralcorp Holdings, Inc. *                                    80,448
  2,359   Ruddick Corp.                                               61,405
  1,121   Sanderson Farms, Inc.                                       36,276
     11   Seaboard Corp.                                              13,255
  5,990   Smithfield Foods, Inc. *                                   161,850
  1,400   Spartan Stores, Inc.                                        23,660
 12,200   Supervalu, Inc.                                            361,730
    715   Tejon Ranch Co. *                                           30,337
  2,148   Tootsie Roll Industries, Inc.                               62,958
  1,900   TreeHouse Foods, Inc. *                                     44,935
  2,606   United Natural Foods, Inc. *                                80,760
  1,553   Universal Corp.                                             56,731
  2,098   Vector Group Ltd.                                           34,028
    100   Village Super Market, Inc.                                   6,690
    709   Weis Markets, Inc.                                          28,218
  1,559   Wild Oats Markets, Inc. *                                   25,209
                                                                   ---------
                                                                   7,081,785
                                                                   ---------
FOREST PRODUCTS & PAPER - 0.4%
 53,666   Bowater, Inc. #                                          1,103,910
  1,829   Buckeye Technologies, Inc. *                                15,547
  1,734   Caraustar Industries, Inc. *                                13,820
    597   Deltic Timber Corp.                                         28,453
  2,617   Glatfelter                                                  35,460
  3,801   Longview Fibre Co.                                          77,236
  6,312   Louisiana-Pacific Corp.                                    118,476
  2,000   Mercer International, Inc. *                                18,880
    900   Neenah Paper, Inc.                                          30,807
  2,187   Potlatch Corp.                                              81,138
  4,536   Rayonier, Inc.                                             171,461
  2,109   Rock-Tenn Co.                                               41,758
    896   Schweitzer-Mauduit International, Inc.                      17,006
  6,668   Temple-Inland, Inc.                                        267,387
  2,524   Wausau-Mosinee Paper Corp.                                  34,074

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                                 Value
------------------------------------------------------------------------------
  1,000   Xerium Technologies, Inc.                                     11,080
                                                                     ---------
                                                                     2,066,493
                                                                     ---------
HEALTH CARE - 5.7%
  1,104   Abaxis, Inc. *                                                25,823
  1,588   Abiomed, Inc. *                                               23,487
  1,000   Adeza Biomedical Corp. *                                      16,410
  3,435   Advanced Medical Optics, Inc. *                              135,854
    700   Air Methods Corp. *                                           16,520
  2,951   Align Technology, Inc. *                                      33,582
    241   Alliance Imaging, Inc. *                                       1,882
    877   Amedisys, Inc. *                                              34,791
  4,322   American Medical Systems Holdings, Inc. *                     79,654
  3,214   AMERIGROUP Corp. *                                            94,974
  1,993   AMN Healthcare Services, Inc. *                               47,334
  1,659   Amsurg Corp. *                                                36,929
    800   AngioDynamics, Inc. *                                         16,568
  2,320   Apria Healthcare Group, Inc. *                                45,797
 39,319   Arrow International, Inc. #                                1,250,737
  1,521   Arthrocare Corp. *                                            71,274
    729   Aspect Medical Systems, Inc. *                                12,444
  3,139   Bausch & Lomb, Inc.                                          157,358
  3,880   Beckman Coulter, Inc.                                        223,333
161,800   Bio-Reference Labs, Inc. #*                                3,632,410
    978   Biosite, Inc. *                                               45,213
  1,200   Brookdale Senior Living, Inc.                                 55,704
  2,795   Bruker BioSciences Corp. *                                    19,593
  1,611   Candela Corp. *                                               17,576
  1,500   Capital Senior Living Corp. *                                 13,875
  2,450   Centene Corp. *                                               40,278
  3,309   Cepheid, Inc. *                                               23,891
  1,900   Cerus Corp. *                                                 10,545
 37,575   Community Health Systems, Inc. #*                          1,403,426
  1,500   Conceptus, Inc. *                                             26,535
  1,590   Conmed Corp. *                                                33,565
  2,592   Cooper Cos, Inc.                                             138,672
    302   Corvel Corp. *                                                10,594
  2,818   Covance, Inc. *                                              187,059
  1,069   Cyberonics, Inc. *                                            18,740
  6,753   Cytyc Corp. *                                                165,313
  5,246   Dade Behring Holdings, Inc.                                  210,679
    696   Datascope Corp.                                               23,295
  9,600   DENTSPLY International, Inc.                                 289,056
  1,200   DexCom, Inc. *                                                13,356
  1,400   DJ Orthopedics, Inc. *                                        58,142
  3,487   Edwards Lifesciences Corp. *                                 162,459
    500   Emeritus Corp. *                                              10,775
  2,979   Encore Medical Corp. *                                        18,768
    826   ev3, Inc. *                                                   14,050
  2,000   Five Star Quality Care, Inc. *                                21,520
  1,200   Foxhollow Technologies, Inc. *                                41,028
  3,056   Gen-Probe, Inc. *                                            143,296
  1,131   Genesis HealthCare Corp. *                                    53,870
  1,609   Gentiva Health Services, Inc. *                               26,452
  1,671   Haemonetics Corp. *                                           78,203
  1,200   Healthspring, Inc. *                                          23,100
  2,200   HealthTronics, Inc. *                                         13,574
  1,977   Healthways, Inc. *                                            88,174
  5,270   Henry Schein, Inc. *                                         264,238
  3,742   Hillenbrand Industries, Inc.                                 213,219
  3,220   Hologic, Inc. *                                              140,134
    800   Horizon Health Corp. *                                        12,216
  1,800   Hythiam, Inc. *                                               12,996
    896   ICU Medical, Inc. *                                           40,750
  1,897   Idexx Laboratories, Inc. *                                   172,893
  4,254   Immucor, Inc. *                                               95,332
  1,400   IntraLase Corp. *                                             27,594
  2,200   Intuitive Surgical, Inc. *                                   231,990
  1,834   Invacare Corp.                                                43,136
  1,700   Inverness Medical Innovations, Inc. *                         59,092
  1,100   Iris International, Inc. *                                    12,650
    800   Kensey Nash Corp. *                                           23,416
  1,602   Kindred Healthcare, Inc. *                                    47,627
  2,677   Kinetic Concepts, Inc. *                                      84,218
  2,600   Kyphon, Inc. *                                                97,292
  1,190   LCA-Vision, Inc.                                              49,159
    500   LHC Group, Inc. *                                             11,160
  3,439   LifePoint Hospitals, Inc. *                                  121,465
  5,814   Lincare Holdings, Inc. *                                     201,397
  1,918   Luminex Corp. *                                               34,965
  4,342   Manor Care, Inc.                                             227,000
  1,400   Matria Healthcare, Inc. *                                     38,906
    666   Medcath Corp. *                                               20,040
    600   Medical Action Industries, Inc. *                             16,134
    800   Medifast, Inc. *                                               6,944
  2,226   Mentor Corp.                                                 112,168
  1,277   Merge Technologies, Inc. *                                     8,786
  1,159   Meridian Bioscience, Inc.                                     27,248
  1,568   Merit Medical Systems, Inc. *                                 21,293
    668   Molina Healthcare, Inc. *                                     23,620
    379   National Healthcare Corp.                                     20,364
  1,200   Natus Medical, Inc. *                                         16,380
    800   Neurometrix, Inc. *                                           15,208
    500   Nighthawk Radiology Holdings, Inc. *                           9,565
    900   Northstar Neuroscience, Inc. *                                11,880
  2,000   NuVasive, Inc. *                                              40,220
  1,100   NxStage Medical, Inc. *                                        9,647
  1,592   Oakley, Inc.                                                  27,144
  2,125   Odyssey HealthCare, Inc. *                                    30,133
  1,317   Option Care, Inc.                                             17,635
  2,592   OraSure Technologies, Inc. *                                  20,840
  1,105   Palomar Medical Technologies, Inc. *                          46,631
  8,300   Patterson Cos., Inc. *                                       278,963
 40,498   Pediatrix Medical Group, Inc. *                            1,846,709
  1,274   PolyMedica Corp.                                              54,540
  4,178   PSS World Medical, Inc. *                                     83,518
  3,216   Psychiatric Solutions, Inc. *                                109,633
  1,900   Quidel Corp. *                                                26,828

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                                 Value
-------------------------------------------------------------------------------
    700   Radiation Therapy Services, Inc. *                             20,461
  1,197   RehabCare Group, Inc. *                                        15,681
  1,262   Res-Care, Inc. *                                               25,354
  4,470   Resmed, Inc. *                                                179,917
104,588   Respironics, Inc. #*                                        4,038,143
  3,292   Sierra Health Services *                                      124,569
  1,000   Sirona Dental Systems, Inc.                                    32,930
  1,600   Solexa, Inc. *                                                 14,112
    998   SonoSite, Inc. *                                               28,343
  1,900   Spectranetics Corp. *                                          22,230
  1,200   Stereotaxis, Inc. *                                            12,420
 57,906   Steris Corp. #                                              1,393,218
  1,600   Sun Healthcare Group, Inc. *                                   17,184
  2,628   Sunrise Senior Living, Inc. *                                  78,498
    925   SurModics, Inc. *                                              32,486
116,917   Symbion, Inc. #*                                            2,146,596
  2,100   Symmetry Medical, Inc. *                                       31,689
  2,310   Techne Corp. *                                                117,487
 28,300   Tenet Healthcare Corp. *                                      230,362
  3,328   ThermoGenesis Corp. *                                          12,879
  2,978   Thoratec Corp. *                                               46,487
  5,165   Triad Hospitals, Inc. *                                       227,415
  2,272   TriPath Imaging, Inc. *                                        20,516
  2,550   United Surgical Partners International, Inc. *                 63,317
 34,020   Universal Health Services, Inc. Class B #                   2,038,819
  1,730   Ventana Medical Systems *                                      70,636
  1,858   Viasys Healthcare, Inc. *                                      50,612
    600   Visicu, Inc. *                                                  5,382
    700   VistaCare, Inc. *                                               7,280
    800   Vital Images, Inc. *                                           25,264
    323   Vital Signs, Inc.                                              18,285
  1,900   WellCare Health Plans, Inc. *                                 107,597
  1,970   West Pharmaceutical Services, Inc.                             77,362
  2,145   Wright Medical Group, Inc. *                                   52,016
    240   Young Innovations, Inc.                                         8,630
    616   Zoll Medical Corp. *                                           22,108
                                                                     ----------
                                                                     26,038,738
                                                                     ----------
HOTELS & RESTAURANTS - 2.1%
  1,316   Ameristar Casinos, Inc.                                        28,570
 67,254   Applebees International, Inc. #                             1,446,634
  2,158   Aztar Corp. *                                                 114,396
  1,000   BJ's Restaurants, Inc. *                                       22,010
  2,064   Bob Evans Farms, Inc.                                          62,498
  2,500   Boyd Gaming Corp.                                              96,100
    412   Buffalo Wild Wings, Inc. *                                     15,759
  1,600   Burger King Holdings, Inc. *                                   25,536
  1,295   California Pizza Kitchen, Inc. *                               38,759
  1,822   CBRL Group, Inc.                                               73,663
 41,290   CEC Entertainment, Inc. #*                                  1,301,048
  4,740   Cheesecake Factory *                                          128,881
    500   Chipotle Mexican Grill, Inc. Class A *                         24,835
  1,996   Choice Hotels International, Inc.                              81,636
  3,500   CKE Restaurants, Inc.                                          58,520
  2,300   Cosi, Inc. *                                                   12,328
  5,900   Denny's Corp. *                                                20,119
  2,300   Domino's Pizza, Inc.                                           58,995
  1,124   IHOP Corp.                                                     52,097
  2,201   Jack in the Box, Inc. *                                       114,848
  3,397   Krispy Kreme Doughnuts, Inc. *                                 27,516
  1,010   Landry's Restaurants, Inc.                                     30,451
    912   Lodgian, Inc. *                                                12,111
    996   Lone Star Steakhouse & Saloon, Inc.                            27,659
  1,392   Marcus Corp.                                                   31,974
127,663   McCormick & Schmick's Seafood Restaurants, Inc. #*          2,871,141
    600   Monarch Casino & Resort, Inc. *                                11,634
  1,200   Morgans Hotel Group Co. *                                      15,000
    700   Morton's Restaurant Group, Inc. *                              10,787
  1,476   MTR Gaming Group, Inc. *                                       13,860
  1,271   O'Charleys, Inc. *                                             24,111
  4,094   OSI Restaurant Partners, Inc.                                 129,821
  1,780   Panera Bread Co. *                                            103,685
  1,358   Papa John's International, Inc. *                              49,037
  1,457   PF Chang's China Bistro, Inc. *                                50,572
  1,875   Rare Hospitality International, Inc. *                         57,300
    883   Red Robin Gourmet Burgers, Inc. *                              40,715
    600   Riviera Holdings Corp. *                                       12,258
  3,400   Ruby Tuesday, Inc.                                             95,846
  1,100   Ruth's Chris Steak House *                                     20,702
  2,657   Ryan's Restaurant Group, Inc. *                                42,167
  5,284   Sonic Corp. *                                                 119,471
  2,838   Station Casinos, Inc.                                         164,122
  1,939   Steak N Shake Co. *                                            32,750
157,900   Texas Roadhouse, Inc. #*                                    1,939,012
  3,674   Triarc Cos. Class B                                            55,551
  1,700   Trump Entertainment Resorts, Inc. *                            28,832
                                                                     ----------
                                                                      9,795,317
                                                                     ----------
HOUSEHOLD PRODUCTS - 1.4%
  2,700   Acco Brands Corp. *                                            60,102
 47,687   American Greetings Corp. #                                  1,102,523
    668   American Woodmark Corp.                                        22,505
  1,380   Blyth, Inc.                                                    33,575
  1,320   Central Garden and Pet Co. *                                   63,703
  3,933   Church & Dwight, Inc.                                         153,820
    900   CNS, Inc.                                                      25,407
    476   CSS Industries, Inc.                                           14,147
    999   Digital Theater Systems, Inc. *                                21,159
  1,600   Ennis Business Forms                                           34,640
  1,930   Ethan Allen Interiors, Inc.                                    66,894
135,475   Fossil, Inc. #*                                             2,918,132
 35,026   Furniture Brands International, Inc. #                        666,895
    300   Hooker Furniture Corp.                                          4,398
  2,828   Jarden Corp. *                                                 93,239
  1,617   John H Harland Co.                                             58,940
  1,358   Kimball International, Inc. Class B                            26,209
  3,120   La-Z-Boy, Inc.                                                 43,555

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                                  Value
-------------------------------------------------------------------------------
 10,900   Leggett & Platt, Inc.                                         272,827
    619   Lifetime Brands, Inc.                                          11,464
    369   National Presto Industries, Inc.                               20,395
  3,376   Playtex Products, Inc. *                                       45,238
    625   Russ Berrie & Co., Inc. *                                       9,525
  2,838   Scotts Co.                                                    126,263
  1,300   Sealy Corp.                                                    16,978
  2,205   Spectrum Brands, Inc. *                                        18,610
    980   Standard Register Co.                                          12,936
    528   Stanley Furniture Co., Inc.                                    11,252
  3,052   Tempur-Pedic International, Inc. *                             52,403
  4,712   Tivo, Inc. *                                                   35,764
  2,584   Toro Co.                                                      108,967
  3,553   Tupperware Corp.                                               69,141
    823   Universal Electronics, Inc. *                                  15,637
    996   WD-40 Co.                                                      35,527
  2,439   Yankee Candle Co., Inc.                                        71,390
                                                                      ---------
                                                                      6,344,160
                                                                      ---------
INDUSTRIAL MACHINERY - 1.7%
  5,344   AGCO Corp. *                                                  135,470
  1,692   Albany International Corp.                                     53,839
  2,787   Applied Industrial Technologies, Inc.                          68,003
  1,025   Astec Industries, Inc. *                                       25,881
  1,905   Baldor Electric Co.                                            58,731
  3,110   Briggs & Stratton Corp.                                        85,680
  1,900   Bucyrus International, Inc.                                    80,598
    687   Cascade Corp.                                                  31,362
105,130   Cognex Corp. #                                              2,655,584
  1,100   Columbus McKinnon Corp. *                                      19,833
  2,200   Flow International Corp. *                                     28,534
  3,330   Flowserve Corp. *                                             168,465
  1,452   Franklin Electric Co., Inc.                                    77,159
  3,154   Gardner Denver, Inc. *                                        104,334
    519   Gehl Co. *                                                     13,899
  1,500   Gerber Scientific, Inc. *                                      22,470
    481   Gorman-Rupp Co.                                                15,729
  4,073   Graco, Inc.                                                   159,091
  3,170   IDEX Corp.                                                    136,468
  3,143   Intermec, Inc. *                                               82,849
    970   Intevac, Inc. *                                                16,296
    900   iRobot Corp. *                                                 18,054
  6,512   JLG Industries, Inc.                                          129,003
    794   Kadant, Inc. *                                                 19,501
  2,347   Kennametal, Inc.                                              132,958
  2,617   Lincoln Electric Holdings, Inc.                               142,496
    684   Lindsay Manufacturing Co.                                      19,665
  3,626   Manitowoc Co.                                                 162,409
    439   Middleby Corp. *                                               33,829
    350   NACCO Industries, Inc.                                         47,569
  1,747   Nordson Corp.                                                  69,635
  1,963   Presstek, Inc. *                                               10,581
  1,817   Regal-Beloit Corp.                                             79,040
    699   Robbins & Myers, Inc.                                          21,613
    699   Sauer-Danfoss, Inc.                                            16,762
  3,529   Snap-On, Inc.                                                 157,217
  4,906   Stanley Works                                                 244,564
  1,080   Tecumseh Products Co. *                                        16,427
  1,050   Tennant Co.                                                    25,557
  6,064   Terex Corp. *                                                 274,214
    900   TurboChef Technologies, Inc. *                                 12,510
 66,917   Wabtec Corp. #                                              1,815,458
  4,377   Zebra Technologies Corp. *                                    156,434
                                                                      ---------
                                                                      7,645,771
                                                                      ---------
INSURANCE - 3.0%
  2,017   21st Century Insurance Group                                   30,154
    600   Affirmative Insurance Holdings, Inc.                            8,790
  2,002   Alfa Corp.                                                     34,575
    276   Alleghany Corp. *                                              79,767
  3,392   American Equity Investment Life Holding Co.                    41,620
  3,330   American Financial Group, Inc.                                156,277
    895   American National Insurance Co.                               103,731
    400   American Physicians Capital, Inc. *                            19,352
  2,342   AmerUs Group Co.                                              159,279
  1,909   Argonaut Group, Inc. *                                         59,236
  5,681   Arthur J Gallagher & Co.                                      151,512
    370   Baldwin & Lyons, Inc. Class B                                   8,961
  1,271   Bristol West Holdings, Inc.                                    18,493
  6,568   Brown & Brown, Inc.                                           200,718
    709   CNA Surety Corp. *                                             14,322
  3,268   Commerce Group, Inc.                                           98,203
  9,116   Conseco, Inc. *                                               191,345
  1,931   Crawford & Co. Class B                                         13,111
    500   Darwin Professional Underwriters, Inc. *                       11,105
  2,350   Delphi Financial Group                                         93,718
  1,003   Direct General Corp.                                           13,500
    561   Donegal Group, Inc.                                            11,343
    507   EMC INS Group, Inc.                                            14,622
    200   Enstar Group, Inc. *                                           19,108
  2,906   Erie Indemnity Co.                                            152,187
    696   FBL Financial Group, Inc.                                      23,295
  1,900   Fidelity National Title Group, Inc. ClassA                     39,824
    730   First Acceptance Corp. *                                        8,388
  5,081   First American Corp.                                          215,130
    690   FPIC Insurance Group, Inc. *                                   27,331
    283   Great American Financial Resources, Inc.                        5,923
  2,997   Hanover Insurance Group, Inc.                                 133,756
 31,716   Harleysville Group, Inc. #                                  1,109,743
  6,737   HCC Insurance Holdings, Inc.                                  221,513
  2,125   Hilb Rogal & Hobbs Co.                                         90,631
  2,414   Horace Mann Educators Corp.                                    46,421
    360   Independence Holding Co.                                        7,834
 30,134   Infinity Property & Casualty Corp. #                        1,239,411
    400   James River Group, Inc. *                                      11,740
    202   Kansas City Life Ins Co.                                        9,199

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                                Value
------------------------------------------------------------------------------
  1,038   LandAmerica Financial Group, Inc.                             68,290
    554   Markel Corp. *                                               227,506
  1,700   Meadowbrook Insurance Group, Inc. *                           19,142
  1,487   Mercury General Corp.                                         73,770
    666   Midland Co.                                                   28,851
  1,000   National Interstate Corp.                                     24,600
    100   National Western Life Insurance Co.                           22,989
    698   Navigators Group, Inc. *                                      33,511
    400   NYMAGIC, Inc.                                                 12,680
    700   Odyssey Re Holdings Corp.                                     23,646
 46,246   Ohio Casualty Corp. #                                      1,196,384
 13,925   Old Republic International Corp.                             308,439
  3,249   Philadelphia Consolidated Holding Co. *                      129,245
  6,900   Phoenix Cos, Inc.                                             96,600
 51,900   Platinum Underwriters Holdings Ltd.                        1,600,077
  1,480   PMA Capital Corp. *                                           13,054
  5,300   PMI Group, Inc.                                              232,193
  1,441   Presidential Life Corp.                                       32,235
  1,994   ProAssurance Corp. *                                          98,264
  4,268   Protective Life Corp.                                        195,261
  1,792   Reinsurance Group of America, Inc.                            93,059
  1,293   RLI Corp.                                                     65,671
    900   Safety Insurance Group, Inc.                                  43,794
    700   SCPIE Holdings, Inc. *                                        16,478
    673   SeaBright Insurance Holdings, Inc. *                           9,402
  1,734   Selective Insurance Group, Inc.                               91,226
 26,182   Stancorp Financial Group, Inc.                             1,168,503
    796   State Auto Financial Corp.                                    24,318
  1,025   Stewart Information Services Corp.                            35,639
  1,100   Tower Group, Inc.                                             36,685
  1,600   Transatlantic Holdings, Inc.                                  96,656
  1,360   United Fire & Casualty Co.                                    42,568
  2,745   Unitrin, Inc.                                                121,247
  2,306   Universal American Financial Corp. *                          37,057
  2,400   USI Holdings Corp. *                                          32,520
    100   Wesco Financial Corp.                                         43,700
 61,230   WR Berkley Corp.                                           2,166,930
  2,137   Zenith National Insurance Corp.                               85,245
                                                                    ----------
                                                                    13,542,603
                                                                    ----------
INTERNET SERVICES & APPLICATIONS - 2.0%
  1,266   1-800-FLOWERS.COM, Inc. *                                      6,659
  3,100   24/7 Real Media, Inc. *                                       26,474
  3,900   @Road, Inc. *                                                 22,776
  1,100   Access Integrated Technologies, Inc. *                        10,417
  3,134   Agile Software Corp. *                                        20,465
  9,226   Akamai Technologies, Inc. *                                  461,208
  4,400   aQuantive, Inc. *                                            103,928
  4,923   Ariba, Inc. *                                                 36,873
  7,100   Art Technology Group, Inc. *                                  18,176
  1,600   Audible, Inc. *                                               11,616
  2,558   Avocent Corp. *                                               77,047
  1,065   Blue Coat Systems, Inc. *                                     19,181
    900   Blue Nile, Inc. *                                             32,715
  4,903   Checkfree Corp. *                                            202,592
    600   Click Commerce, Inc. *                                        13,572
 25,527   CMGI, Inc. *                                                  27,059
  8,819   CNET Networks, Inc. *                                         84,486
  1,644   Cogent Communications Group, Inc. *                           19,054
 17,800   Covad Communications Group, Inc. *                            26,522
  1,724   Cybersource Corp. *                                           20,395
116,600   DealerTrack Holdings, Inc. #*                              2,578,026
  1,969   Digital Insight Corp. *                                       57,731
  2,391   Digital River, Inc. *                                        122,228
  4,934   Digitas, Inc. *                                               47,465
  5,700   Drugstore.com *                                               19,665
  8,263   Earthlink, Inc. *                                             60,072
  1,000   eCollege.com, Inc. *                                          15,990
 16,077   Emdeon Corp. *                                               188,262
  1,629   Equinix, Inc. *                                               97,903
  2,821   eResearch Technology, Inc. *                                  22,878
  2,522   F5 Networks, Inc. *                                          135,482
  2,543   GSI Commerce, Inc. *                                          37,738
  2,875   Harris Interactive, Inc. *                                    17,537
    800   I.D. Systems, Inc. *                                          18,904
  1,000   i2 Technologies, Inc. *                                       18,730
  1,819   Infospace, Inc. *                                             33,542
  1,940   Internap Network Services Corp. *                             29,527
  2,300   Internet Capital Group, Inc. *                                21,735
  2,205   Internet Security Systems *                                   61,211
  2,914   Interwoven, Inc. *                                            32,141
  4,512   Ipass, Inc. *                                                 21,116
  3,000   j2 Global Communications, Inc. *                              81,510
  1,203   Jupitermedia Corp. *                                          10,418
  1,000   Knot, Inc. *                                                  22,130
  3,956   Lionbridge Technologies *                                     30,184
    700   Liquidity Services, Inc. *                                    10,913
  9,600   McAfee, Inc. *                                               234,816
  6,186   Move, Inc. *                                                  30,373
  3,206   Netbank, Inc.                                                 19,396
  2,489   NetFlix, Inc. *                                               56,699
    642   Netratings, Inc. *                                             9,136
  2,032   NIC, Inc. *                                                   10,465
  1,900   Nutri/System, Inc. *                                         118,351
162,192   Online Resources Corp. #*                                  1,986,852
  5,572   Openwave Systems, Inc. *                                      52,154
  4,555   Opsware, Inc. *                                               41,041
    634   Overstock.com, Inc. *                                         11,114
  1,200   Perficient, Inc. *                                            18,816
  1,662   Priceline.com, Inc. *                                         61,145
  1,210   ProQuest Co. *                                                15,754
  6,400   RealNetworks, Inc. *                                          67,904
  4,032   Redback Networks, Inc. *                                      55,964
    800   RightNow Technologies, Inc. *                                 12,488
  5,043   S1 Corp. *                                                    23,248
  7,900   Safeguard Scientifics, Inc. *                                 15,484
  4,931   Sapient Corp. *                                               26,874

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                                Value
------------------------------------------------------------------------------
  2,748   Secure Computing Corp. *                                      17,395
 16,500   Shutterfly, Inc. *                                           256,575
  1,554   Sohu.com, Inc. *                                              34,219
  3,465   SonicWALL, Inc. *                                             37,838
  1,217   Stamps.com, Inc. *                                            23,196
  1,721   Stellent, Inc.                                                18,656
  6,000   Stratex Networks, Inc. *                                      26,640
  1,550   Terremark Worldwide, Inc. *                                    8,602
  1,200   TheStreet.com, Inc.                                           12,768
 13,070   TIBCO Software, Inc. *                                       117,369
    125   Travelzoo, Inc. *                                              3,603
  2,663   Trizetto Group *                                              40,318
  3,727   United Online, Inc.                                           45,395
  6,000   Valueclick, Inc. *                                           111,240
  1,600   VASCO Data Security International, Inc. *                     16,576
  1,550   Vignette Corp. *                                              20,987
  2,426   WebEx Communications, Inc. *                                  94,663
    500   WebMD Health Corp. *                                          17,170
  3,170   webMethods, Inc. *                                            24,250
  2,800   Websense, Inc. *                                              60,508
    700   WebSideStory, Inc. *                                           9,247
                                                                    ----------
                                                                     8,899,542
                                                                    ----------
MANUFACTURING - 2.9%
  1,660   Actuant Corp.                                                 83,166
  2,643   Acuity Brands, Inc.                                          119,992
    600   American Railcar Industries, Inc.                             17,466
    500   Ameron International Corp.                                    33,220
  1,234   AO Smith Corp.                                                48,657
  2,130   Aptargroup, Inc.                                             108,374
  2,076   Barnes Group, Inc.                                            36,455
  1,900   Blount International, Inc. *                                  19,038
 34,239   Brink's Co. #                                              1,816,721
  1,847   Carlisle Cos., Inc.                                          155,333
  1,595   Ceradyne, Inc. *                                              65,539
  3,068   Clarcor, Inc.                                                 93,543
 38,791   Crane Co. #                                                1,621,464
  4,558   Donaldson Co., Inc.                                          168,190
  1,300   EnPro Industries, Inc. *                                      39,078
  1,586   ESCO Technologies, Inc. *                                     73,019
  2,884   Federal Signal Corp.                                          43,981
  1,100   Flanders Corp. *                                               9,416
    800   Freightcar America, Inc.                                      42,400
    700   GenTek, Inc. *                                                19,327
 41,842   Griffon Corp. #*                                             998,769
 21,982   Harsco Corp.                                               1,706,902
  5,450   Hexcel Corp. *                                                77,117
  4,631   Jacuzzi Brands, Inc. *                                        46,264
    700   Koppers Holdings, Inc.                                        13,279
  1,547   Lancaster Colony Corp.                                        69,244
  1,876   Matthews International Corp.                                  69,056
  1,425   Myers Industries, Inc.                                        24,225
  7,682   Pall Corp.                                                   236,682
  6,004   Pentair, Inc.                                                157,245
    700   PW Eagle, Inc.                                                21,007
    800   Raven Industries, Inc.                                        24,008
  1,100   Reddy Ice Holdings, Inc.                                      26,620
105,118   Roper Industries, Inc. #                                   4,702,979
  1,900   Smith & Wesson Holding Corp. *                                26,372
  3,625   SPX Corp.                                                    193,720
    696   Standex International Corp.                                   19,404
  2,372   Teleflex, Inc.                                               131,978
  1,869   Tredegar Corp.                                                31,287
  4,858   Trinity Industries, Inc.                                     156,282
                                                                    ----------
                                                                    13,346,819
                                                                    ----------
METALS & MINING - 3.2%
  6,685   AK Steel Holding Corp. *                                      81,156
 54,600   Alpha Natural Resources, Inc. #*                             860,496
    669   AM Castle & Co.                                               17,956
  1,121   Amcol International Corp.                                     27,924
    500   Ampco-Pittsburgh Corp.                                        15,465
 30,860   Arch Coal, Inc. #                                            892,163
  1,309   Brush Engineered Materials, Inc. *                            32,555
  1,511   Carpenter Technology Corp.                                   162,448
  1,538   Century Aluminum Co. *                                        51,754
 33,144   Chaparral Steel Co. #*                                     1,128,885
  1,028   CIRCOR International, Inc.                                    31,405
  2,404   Cleveland-Cliffs, Inc.                                        91,616
 17,122   Coeur d'Alene Mines Corp. *                                   80,645
  7,140   Commercial Metals Co.                                        145,156
  1,950   Compass Minerals International, Inc.                          55,204
    700   Dynamic Materials Corp.                                       22,694
  2,700   Foundation Coal Holdings, Inc.                                87,399
 42,570   Gibraltar Industries, Inc. #                                 944,202
  6,776   Hecla Mining Co. *                                            38,894
  6,800   International Coal Group, Inc. *                              28,696
 17,070   IPSCO, Inc.                                                1,479,457
    800   James River Coal Co. *                                         8,440
 49,805   Kaydon Corp. #                                             1,843,781
    700   L.B. Foster Co. Class A *                                     11,270
    900   Ladish Co., Inc. *                                            25,992
    199   Lawson Products                                                8,342
  4,872   Massey Energy Co.                                            102,020
 41,492   Mueller Industries, Inc. #                                 1,459,274
 43,900   Mueller Water Products, Inc. Class A #*                      641,379
  1,206   NN, Inc.                                                      14,267
  1,409   NS Group, Inc. *                                              90,951
    500   Olympic Steel, Inc.                                           12,430
  2,116   Oregon Steel Mills, Inc. *                                   103,409
  2,166   Quanex Corp.                                                  65,738
 78,700   RBC Bearings, Inc. #*                                      1,900,605
  3,882   Reliance Steel & Aluminum Co.                                124,767
  1,232   Royal Gold, Inc.                                              33,424
  1,272   RTI International Metals, Inc. *                              55,434
  1,350   Ryerson Tull, Inc.                                            29,551
  1,277   Schnitzer Steel Industries, Inc.                              40,276
  2,975   Steel Dynamics, Inc.                                         150,089

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                              Value
----------------------------------------------------------------------------
    656    Steel Technologies, Inc.                                   12,877
  2,177    Stillwater Mining Co. *                                    18,287
 37,910    Timken Co.                                              1,128,960
  5,015    USEC, Inc.                                                 48,345
  1,057    Valmont Industries, Inc.                                   55,228
    500    Westmoreland Coal Co. *                                     9,835
    500    Wheeling-Pittsburgh Corp. *                                 8,555
  4,330    Worthington Industries                                     73,870
                                                                  ----------
                                                                  14,353,566
                                                                  ----------
MULTIMEDIA - 1.3%

  1,800    Acacia Research - Acacia Technologies *                    20,430
 47,073    Belo Corp. #                                              744,224
 25,994    Charter Communications, Inc. *                             39,511
177,632    Citadel Broadcasting Corp. #                            1,669,741
  3,116    CKX, Inc. *                                                38,794
    750    Courier Corp.                                              27,855
  2,431    Cox Radio, Inc. *                                          37,316
  1,083    Crown Media Holdings, Inc. *                                4,863
  1,500    CTC Media, Inc. *                                          31,657
  3,022    Cumulus Media, Inc. *                                      28,890
 16,800    Discovery Holding Co. *                                   242,928
  3,700    Dow Jones & Co., Inc.                                     124,098
  2,046    Emmis Communications Corp. *                               25,064
  1,766    Entercom Communications Corp.                              44,503
  4,019    Entravision Communications Corp. *                         29,901
    425    Fisher Communications, Inc. *                              17,659
 14,474    Gemstar-TV Guide International, Inc. *                     48,054
  2,761    Gray Television, Inc.                                      17,698
  1,735    Hearst-Argyle Television, Inc.                             39,818
  2,550    John Wiley & Sons, Inc.                                    91,825
  2,691    Journal Communications, Inc.                               30,328
  1,924    Journal Register Co.                                       10,909
  2,907    Lee Enterprises, Inc.                                      73,373
  1,862    Lin TV Corp. *                                             14,486
  1,225    Lodgenet Entertainment Corp. *                             23,128
  1,405    Martha Stewart Living Omnimedia                            24,953
  3,258    McClatchy Co.                                             137,455
  1,357    Media General, Inc.                                        51,186
  3,721    Mediacom Communications Corp. *                            26,494
 26,628    Meredith Corp.                                          1,313,559
  8,100    New York Times Co. Class A                                186,138
  1,200    Outdoor Channel Holdings, Inc. *                           13,068
    804    Playboy Enterprises, Inc. Class B *                         7,566
  9,323    Primedia, Inc. *                                           14,171
  2,300    Private Media Group Ltd. *                                  9,292
  4,700    Radio One, Inc. Class D *                                  29,375
  5,539    Reader's Digest Association, Inc.                          71,785
    571    Salem Communications Corp.                                  6,458
  1,976    Scholastic Corp. *                                         61,552
  2,521    Sinclair Broadcast Group, Inc.                             19,790
  2,194    Spanish Broadcasting System *                               9,588
  4,801    Sun-Times Media Group, Inc.                                31,591
     71    Value Line, Inc.                                            3,309
  3,675    Westwood One, Inc.                                         26,019
  1,361    World Wrestling Entertainment, Inc.                        22,361
 15,700    XM Satellite Radio Holdings, Inc. *                       202,373
                                                                  ----------
                                                                   5,745,136
                                                                  ----------
OIL & GAS - 5.5%

  1,000    Allis-Chalmers Energy, Inc. *                              14,640
    700    Alon USA Energy, Inc.                                      20,643
    700    Arena Resources, Inc. *                                    22,484
  1,103    Atlas America, Inc. *                                      47,076
  1,100    ATP Oil & Gas Corp. *                                      40,634
  1,554    Atwood Oceanics, Inc. *                                    69,883
  4,300    Aurora Oil & Gas Corp. *                                   13,158
    800    Basic Energy Services, Inc. *                              19,520
 33,918    Berry Petroleum Co.                                       955,131
  1,700    Bill Barrett Corp. *                                       41,752
  1,000    Bois d'Arc Energy, Inc. *                                  15,300
  2,850    Brigham Exploration Co. *                                  19,295
  1,000    Bronco Drilling Co., Inc. *                                17,580
  2,851    Cabot Oil & Gas Corp.                                     136,648
  1,336    Callon Petroleum Co. *                                     18,116
  1,086    CARBO Ceramics, Inc.                                       39,129
  1,200    Carrizo Oil & Gas, Inc. *                                  30,948
  3,200    Cheniere Energy, Inc. *                                    95,072
  4,829    Cimarex Energy Co.                                        169,933
    244    Clayton Williams Energy, Inc. *                             7,393
  1,600    CNX Gas Corp. *                                            37,072
154,700    Complete Production Services, Inc. #*                   3,053,778
  2,450    Comstock Resources, Inc. *                                 66,517
    630    Crosstex Energy, Inc.                                      56,429
    800    Delek US Holdings, Inc. *                                  14,800
  3,196    Delta Petroleum Corp. *                                    71,974
  7,200    Denbury Resources, Inc. *                                 208,080
  2,000    Dresser-Rand Group, Inc. *                                 40,800
    633    Dril-Quip, Inc. *                                          42,841
 22,567    Dynegy, Inc. *                                            125,021
  1,039    Edge Petroleum Corp. *                                     17,112
  3,051    Encore Acquisition Co. *                                   74,261
  2,497    Energy Partners Ltd. *                                     61,551
  7,284    Equitable Resources, Inc.                                 254,794
  4,396    Evergreen Energy, Inc. *                                   46,510
  3,000    EXCO Resources, Inc. *                                     37,230
  1,900    Exploration Co. of Delaware *                              18,183
  4,186    FMC Technologies, Inc. *                                  224,788
  3,399    Forest Oil Corp. *                                        107,374
  6,920    Frontier Oil Corp.                                        183,934
  4,400    Gasco Energy, Inc. *                                       11,880
  2,100    GeoGlobal Resourses, Inc. *                                12,306
    900    Giant Industries, Inc. *                                   73,080
  5,310    Global Industries Ltd. *                                   82,624
    500    GMX Resources, Inc. *                                      15,695
    700    Goodrich Petroleum Corp. *                                 21,084
174,909    Grey Wolf, Inc. #*                                      1,168,392
    854    Gulf Island Fabrication, Inc.                              22,281
  1,100    Gulfport Energy Corp. *                                    12,749

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                              Value
----------------------------------------------------------------------------
  6,009    Hanover Compressor Co. *                                  109,484
  2,400    Harvest Natural Resources, Inc. *                          24,840
  5,505    Helix Energy Solutions Group, Inc. *                      183,867
  6,370    Helmerich & Payne, Inc.                                   146,701
  1,200    Hercules Offshore, Inc. *                                  37,260
  2,954    Holly Corp.                                               127,997
  1,487    Hornbeck Offshore Services, Inc. *                         49,814
  1,754    Houston Exploration Co. *                                  96,733
  1,069    Hydril Co. *                                               59,928
  4,201    Input/Output, Inc. *                                       41,716
  1,833    Lone Star Technologies *                                   88,681
    854    Lufkin Industries, Inc.                                    45,194
  4,300    Mariner Energy, Inc. *                                     78,991
    426    Markwest Hydrocarbon, Inc.                                 11,928
  1,400    Matrix Service Co. *                                       18,326
  2,140    Maverick Tube Corp. *                                     138,736
  1,500    McMoRan Exploration Co. *                                  26,610
  3,839    Meridian Resource Corp. *                                  11,747
  1,000    Metretek Technologies, Inc. *                              11,940
    900    NATCO Group, Inc. *                                        25,920
  5,060    National Fuel Gas Co.                                     183,931
 35,300    Newfield Exploration Co. #*                             1,360,462
  5,190    Newpark Resources *                                        27,663
  3,226    Oceaneering International, Inc. *                          99,361
  2,861    Oil States International, Inc. *                           78,677
  2,400    Parallel Petroleum Corp. *                                 48,144
  6,373    Parker Drilling Co. *                                      45,121
  1,066    Penn Virginia Corp.                                        67,595
    600    PetroCorp, Inc. #                                               0
  8,136    Petrohawk Energy Corp. *                                   84,452
  1,004    Petroleum Development Corp. *                              40,050
  2,600    Petroquest Energy, Inc. *                                  27,118
  2,500    Pioneer Drilling Co. *                                     32,100
  4,609    Plains Exploration & Production Co. *                     197,772
  3,437    Pogo Producing Co.                                        140,745
  1,300    Quest Resource Corp. *                                     11,544
  3,618    Quicksilver Resources, Inc. *                             115,414
  1,900    RAM Energy Resources, Inc. *                                9,120
  8,352    Range Resources Corp.                                     210,804
  1,015    Resource America, Inc.                                     21,112
  2,900    Rosetta Resources, Inc. *                                  49,793
  6,556    Rowan Cos., Inc.                                          207,366
  1,098    RPC, Inc.                                                  20,115
  1,308    SEACOR Holdings, Inc. *                                   107,910
  3,336    St. Mary Land & Exploration Co.                           122,465
  1,633    Stone Energy Corp. *                                       66,104
  2,300    SulphCo, Inc. *                                            14,283
  4,784    Superior Energy Services *                                125,628
    500    Superior Well Services, Inc. *                              9,900
  1,763    Swift Energy Co. *                                         73,729
  4,057    Tesoro Petroleum Corp.                                    235,225
  4,118    Tetra Technologies, Inc. *                                 99,491
  3,635    Tidewater, Inc.                                           160,631
 29,130    Todco #*                                                1,007,898
    900    Toreador Resources Corp. *                                 16,578
  4,400    Transmeridian Exploration, Inc. *                          17,380
    700    Trico Marine Services, Inc. *                              23,625
    700    Union Drilling, Inc. *                                      7,700
 67,459    Unit Corp. *                                            3,101,090
  1,777    Universal Compression Holdings, Inc. *                     94,981
  3,600    VAALCO Energy, Inc. *                                      25,848
  2,147    Veritas DGC, Inc. *                                       141,316
  1,100    W&T Offshore, Inc.                                         32,131
126,935    W-H Energy Services, Inc. #*                            5,263,994
  3,200    Warren Resources, Inc. *                                   38,976
    600    Warrior Energy Service Corp. *                             15,450
  1,400    Western Refining, Inc.                                     32,536
 46,906    Whiting Petroleum Corp. #*                              1,880,931
                                                                  ----------
                                                                  25,088,147
                                                                  ----------
PHARMACEUTICALS - 0.9%

  1,579    Abraxis Bioscience, Inc. *                                 43,865
  1,200    Acadia Pharmaceuticals, Inc. *                             10,368
  1,800    Adams Respiratory Therapeutics, Inc. *                     65,862
  2,755    Adolor Corp. *                                             38,212
  3,100    Akorn, Inc. *                                              11,191
  6,062    Alkermes, Inc. *                                           96,083
  2,000    Alnylam Pharmaceuticals, Inc. *                            28,820
  2,676    Alpharma, Inc.                                             62,592
    500    Altus Pharmaceuticals, Inc. *                               7,985
  1,900    Anadys Pharmaceuticals, Inc. *                              5,510
  4,454    Andrx Corp. *                                             108,811
  1,913    Array Biopharma, Inc. *                                    16,299
  2,600    Atherogenics, Inc. *                                       34,242
  1,500    Auxilium Pharmaceuticals, Inc. *                           15,180
  1,800    AVANIR Pharmaceuticals Class A *                           12,456
  3,400    AVI BioPharma, Inc. *                                      12,342
    972    Bentley Pharmaceuticals, Inc. *                            11,664
  1,500    BioCryst Pharmaceuticals, Inc. *                           18,705
  1,700    Bioenvision, Inc. *                                         9,367
  4,909    BioMarin Pharmaceuticals, Inc. *                           69,855
  1,000    Bradley Pharmaceuticals, Inc. *                            15,920
    971    Caraco Pharmaceutical Laboratories Ltd. *                   9,865
  3,741    Cephalon, Inc. *                                          231,007
  1,700    Combinatorx, Inc. *                                        10,591
  2,109    Connetics Corp. *                                          22,988
  1,900    Conor Medsystems, Inc. *                                   44,783
  3,053    Cubist Pharmaceuticals, Inc. *                             66,372
  3,609    CV Therapeutics, Inc. *                                    40,204
  1,845    Cypress Bioscience, Inc. *                                 13,468
  3,584    Dendreon Corp. *                                           16,020
  2,500    DepoMed, Inc. *                                            10,200
  4,202    Durect Corp. *                                             17,228
  1,600    Emisphere Technologies, Inc. *                             13,520
  7,983    Endo Pharmaceuticals Holdings, Inc. *                     259,847
  9,000    Genta, Inc. *                                               7,020
  1,685    HealthExtras, Inc. *                                       47,702
    600    Hi-Tech Pharmacal Co., Inc. *                               7,584

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                             Value
--------------------------------------------------------------------------
 1,377    I-Flow Corp. *                                            16,552
 1,800    Idenix Pharmaceuticals, Inc. *                            17,460
 4,200    ImClone Systems, Inc. *                                  118,944
 3,100    Indevus Pharmaceuticals, Inc. *                           18,352
 4,392    Isis Pharmaceuticals, Inc. *                              31,535
14,776    King Pharmaceuticals, Inc. *                             251,635
 1,172    Kos Pharmaceuticals, Inc. *                               57,920
 2,100    KV Pharmaceutical Co. *                                   49,770
 1,040    Mannatech, Inc.                                           18,429
 1,600    Mannkind Corp. *                                          30,400
 7,193    Medarex, Inc. *                                           77,253
 3,149    Medicines Co. *                                           71,041
 3,318    Medicis Pharmaceutical Corp.                             107,337
 4,918    MGI Pharma, Inc. *                                        84,639
12,400    Mylan Laboratories, Inc.                                 249,612
 3,634    Nabi Biopharmaceuticals *                                 21,005
 1,200    Nastech Pharmaceutical Co., Inc. *                        18,312
 3,166    NBTY, Inc. *                                              92,669
 1,964    Neurocrine Biosciences, Inc. *                            21,113
   812    New River Pharmaceuticals, Inc. *                         20,893
 1,401    Noven Pharmaceuticals, Inc. *                             33,792
 2,229    NPS Pharmaceuticals, Inc. *                                8,492
 3,205    Nuvelo, Inc. *                                            58,459
 2,449    Onyx Pharmaceuticals, Inc. *                              42,343
 3,319    OSI Pharmaceuticals, Inc. *                              124,562
 2,438    Pain Therapeutics, Inc. *                                 21,016
 2,048    Par Pharmaceutical Cos, Inc. *                            37,356
 1,449    Penwest Pharmaceuticals Co., *                            24,126
 4,681    Perrigo Co.                                               79,437
 1,200    PetMed Express, Inc. *                                    12,528
 1,583    Pharmion Corp. *                                          34,114
 1,540    Pozen, Inc. *                                             19,804
 1,100    PRA International *                                       29,359
 1,700    Prestige Brands Holdings, Inc. *                          18,938
 1,228    Progenics Pharmaceuticals, Inc. *                         28,809
 1,145    Renovis, Inc. *                                           15,755
 1,595    Rigel Pharmaceuticals, Inc. *                             16,381
 2,400    Salix Pharmaceuticals Ltd. *                              32,544
 3,000    Santarus, Inc. *                                          22,260
 1,736    Sciele Pharma, Inc. *                                     32,706
 1,521    Tanox, Inc. *                                             17,978
   921    Trimeris, Inc. *                                           8,105
 1,493    United Therapeutics Corp. *                               78,442
   600    USANA Health Sciences, Inc. *                             26,754
 5,480    Valeant Pharmaceuticals International                    108,394
 5,074    VCA Antech, Inc. *                                       182,968
 4,200    ViroPharma, Inc. *                                        51,114
 6,300    Watson Pharmaceuticals, Inc. *                           164,871
 1,100    Xenoport, Inc. *                                          22,407
 2,300    Zymogenetics, Inc. *                                      38,801
                                                                 ---------
                                                                 4,281,214
                                                                 ---------
REAL ESTATE - 4.5%

 2,200    Aames Investment Corp. REIT *                              7,744
 2,079    Acadia Realty Trust REIT                                  53,015
 2,292    Affordable Residential Communities REIT *                 22,209
   539    Agree Realty Corp. REIT                                   17,706
   108    Alexander's, Inc. REIT *                                  33,507
 1,628    Alexandria Real Estate Equities, Inc. REIT               152,706
 5,218    AMB Property Corp. REIT                                  287,564
 1,000    American Campus Communities, Inc. REIT                    25,510
 7,998    American Financial Realty Trust REIT                      89,258
 2,737    American Home Mortgage Investment Corp. REIT              95,439
12,271    Annaly Mortgage Management, Inc. REIT                    161,241
 3,225    Anthracite Capital, Inc. REIT                             41,474
 2,623    Anworth Mortgage Asset Corp. REIT                         21,902
 5,918    Apartment Investment & Management Co. REIT               321,998
   896    Arbor Realty Trust, Inc. REIT                             22,902
81,650    Ashford Hospitality Trust, Inc. REIT #                   974,084
   392    Avatar Holdings, Inc. REIT *                              23,152
 4,000    BioMed Realty Trust, Inc. REIT                           121,360
69,897    Brandywine Realty Trust REIT #                         2,275,147
 3,084    BRE Properties REIT                                      184,207
   725    California Coastal Communities, Inc. REIT *               14,906
25,365    Camden Property Trust REIT #                           1,927,994
 2,325    Capital Lease Funding, Inc. REIT                          25,784
   484    Capital Trust, Inc. REIT                                  19,713
 3,886    CBL & Associates Properties, Inc. REIT                   162,862
 2,062    Cedar Shopping Centers, Inc. REIT                         33,343
   578    CentraCore Properties Trust REIT                          18,352
 2,794    Colonial Properties Trust REIT                           133,581
 3,551    Commercial Net Lease Realty REIT                          76,702
   419    Consolidated-Tomoka Land Co. REIT                         26,887
 2,039    Corporate Office Properties Trust SBI MD REIT             91,266
 2,319    Cousins Properties, Inc. REIT                             79,333
 4,769    Crescent Real Estate Equity Co. REIT                     104,012
 3,100    Deerfield Triarc Capital Corp. REIT                       40,641
 3,800    DiamondRock Hospitality Co. REIT                          63,118
 1,200    Digital Realty Trust, Inc. REIT                           37,584
 8,100    Duke Realty Corp. REIT                                   302,535
 1,367    Eastgroup Properties REIT                                 68,159
40,240    Education Realty Trust, Inc. REIT #                      593,942
 1,638    Entertainment Properties Trust REIT                       80,786
 3,454    Equity Inns, Inc. REIT                                    54,988
 1,112    Equity Lifestyle Properties, Inc. REIT                    50,830
 2,204    Equity One, Inc. REIT                                     52,830
 1,397    Essex Property Trust, Inc. REIT                          169,596
 2,900    Extra Space Storage, Inc. REIT                            50,199
 3,152    Federal Realty Investment Trust REIT                     234,194
 3,628    FelCor Lodging Trust, Inc. REIT                           72,741
 2,900    Fieldstone Investment Corp. REIT                          25,317
 2,701    First Industrial Realty Trust, Inc. REIT                 118,844

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                             Value
---------------------------------------------------------------------------
 1,583    First Potomac Realty Trust REIT                            47,838
 4,290    Forest City Enterprises, Inc. REIT                        232,947
 3,700    Franklin Street Properties Corp. REIT                      73,482
   994    Getty Realty Corp. REIT                                    29,104
 1,874    Glenborough Realty Trust, Inc. REIT                        48,218
 2,376    Glimcher Realty Trust REIT                                 58,877
 1,100    Global Signal, Inc. REIT                                   55,638
 2,600    GMH Communities Trust REIT                                 32,812
 1,100    Gramercy Capital Corp. REIT                                27,731
 8,110    Health Care Property Investors, Inc. REIT                 251,816
 3,796    Health Care, Inc. REIT                                    151,878
 2,948    Healthcare Realty Trust, Inc. REIT                        113,233
 1,600    Heritage Property Investment Trust REIT                    58,336
 1,400    Hersha Hospitality Trust REIT                              13,440
85,919    Highland Hospitality Corp. REIT #                       1,231,219
 3,223    Highwoods Properties, Inc. REIT                           119,928
 2,028    Home Properties, Inc. REIT                                115,920
 3,600    HomeBanc Corp. REIT                                        22,140
 4,268    Hospitality Properties Trust REIT                         201,450
12,267    HRPT Properties Trust REIT                                146,591
 4,506    IMPAC Mortgage Holdings, Inc. REIT                         42,221
 3,900    Inland Real Estate Corp. REIT                              68,328
 2,298    Innkeepers USA Trust REIT                                  37,434
 2,966    Investors Real Estate Trust REIT                           28,948
 6,700    iStar Financial, Inc. REIT                                279,390
 1,600    JER Investors Trust, Inc. REIT                             27,456
 2,101    Jones Lang LaSalle, Inc. REIT                             179,593
 1,934    Kilroy Realty Corp. REIT                                  145,708
 1,800    Kite Realty Group Trust REIT                               30,672
 4,700    KKR Financial Corp. REIT                                  115,338
 2,364    LaSalle Hotel Properties REIT                             102,456
 2,924    Lexington Corporate Properties Trust REIT                  61,930
 5,277    Liberty Property Trust REIT                               252,188
 1,295    LTC Properties, Inc. REIT                                  31,404
 2,259    Luminent Mortgage Capital, Inc. REIT                       23,245
 3,826    Mack-Cali Realty Corp. REIT                               198,187
 2,308    Maguire Properties, Inc. REIT                              94,028
 2,500    Medical Properties Trust, Inc. REIT                        33,475
 4,700    MFA Mortgage Investments, Inc. REIT                        35,015
 1,475    Mid-America Apartment Communities, Inc. REIT               90,300
 3,209    Mills Corp. REIT                                           53,622
 1,600    MortgageIT Holdings, Inc. REIT                             22,528
 1,376    National Health Investors, Inc. REIT                       38,982
 4,629    Nationwide Health Properties, Inc. REIT                   123,779
 2,835    New Century Financial Corp. REIT                          111,444
 6,298    New Plan Excel Realty Trust REIT                          170,361
 2,600    Newcastle Investment Corp. REIT                            71,266
   900    Newkirk Realty Trust, Inc. REIT                            14,832
 2,700    NorthStar Realty Finance Corp. REIT                        34,290
 2,053    Novastar Financial, Inc. REIT                              59,927
 3,518    Omega Healthcare Investors, Inc. REIT                      52,805
 2,412    Pan Pacific Retail Properties, Inc. REIT                  167,441
   869    Parkway Properties, Inc. REIT                              40,400
 2,244    Pennsylvania Real Estate Investment Trust REIT             95,527
 2,572    Post Properties, Inc. REIT                                122,221
   968    PS Business Parks, Inc. REIT                               58,370
 1,786    RAIT Investment Trust REIT                                 51,526
 1,092    Ramco-Gershenson Properties REIT                           34,889
 5,512    Realty Income Corp. REIT                                  136,202
32,420    Reckson Associates Realty Corp. REIT                    1,387,576
 1,254    Redwood Trust, Inc. REIT                                   63,164
 4,116    Regency Centers Corp. REIT                                283,016
 1,600    Republic Property Trust REIT                               17,632
   743    Saul Centers, Inc. REIT                                    33,435
 2,900    Saxon Capital, Inc. REIT                                   40,716
 3,950    Senior Housing Properties Trust REIT                       84,293
 1,300    Sizeler Property Investors REIT                            19,539
 2,725    SL Green Realty Corp. REIT                                304,383
 1,150    Sovran Self Storage, Inc. REIT                             63,883
 5,900    Spirit Finance Corp. REIT                                  68,499
 4,500    St. Joe Co.                                               246,915
 4,300    Strategic Hotel Capital, Inc. REIT                         85,484
 1,180    Sun Communities, Inc. REIT                                 37,713
 3,400    Sunstone Hotel Investors, Inc. REIT                       101,048
 1,926    Tanger Factory Outlet Centers REIT                         68,604
   744    Tarragon Corp. REIT                                         7,745
 3,143    Taubman Centers, Inc. REIT                                139,612
 6,713    Thornburg Mortgage, Inc. REIT                             170,980
 2,124    Trammell Crow Co. REIT *                                   77,547
 6,000    Trizec Properties, Inc. REIT                              173,460
 4,127    Trustreet Properties, Inc. REIT                            51,629
 2,600    U-Store-It Trust REIT                                      55,796
 7,963    United Dominion Realty Trust, Inc. REIT                   240,483
   832    Universal Health Realty Trust Income REIT                  29,827
 1,458    Urstadt Biddle Properties, Inc. REIT                       26,492
 6,148    Ventas, Inc. REIT                                         236,944
 2,749    Washington Real Estate Investment Trust REIT              109,410
 4,812    Weingarten Realty Investors REIT                          207,012
 1,300    Windrose Medical Properties Trust REIT                     22,984
 1,794    Winston Hotels, Inc. REIT                                  22,102
 1,700    Winthrop Realty Trust REIT                                 10,965
                                                                 ----------
                                                                 20,522,378
                                                                 ----------
RETAIL - 5.3%

 2,633    99 Cents Only Stores *                                     31,148
   900    AC Moore Arts & Crafts, Inc. *                             17,127
 6,506    Advance Auto Parts                                        214,308
 3,100    Aeropostale, Inc. *                                        90,613
 1,300    AFC Enterprises, Inc. *                                    18,772
   430    America's Car Mart, Inc. *                                  7,074
 6,906    American Eagle Outfitters                                 302,690

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                              Value
---------------------------------------------------------------------------
  4,236    AnnTaylor Stores Corp. *                                 177,319
    700    Asbury Automotive Group, Inc.                             14,420
  9,600    AutoNation, Inc. *                                       200,640
  3,110    Barnes & Noble, Inc.                                     117,993
  1,544    Bebe Stores, Inc.                                         38,260
  1,300    Big 5 Sporting Goods Corp.                                29,640
  6,808    Big Lots, Inc. *                                         134,866
  4,007    BJ's Wholesale Club, Inc. *                              116,924
 11,110    Blockbuster, Inc. *                                       42,662
    500    Bon-Ton Stores, Inc.                                      14,870
    900    Books-A-Million, Inc.                                     16,065
 67,310    Borders Group, Inc. #                                  1,373,124
  5,047    Brinker International, Inc.                              202,334
  1,738    Brown Shoe Co., Inc. *                                    62,290
    533    Buckle, Inc.                                              20,222
    900    Build-A-Bear Workshop, Inc. *                             20,493
  1,900    Cabela's, Inc. *                                          41,287
    745    Cache, Inc. *                                             13,328
  6,193    Carmax, Inc. *                                           258,310
  3,172    Casey's General Stores, Inc.                              70,640
  1,721    Cash America International, Inc.                          67,257
  1,900    Casual Male Retail Group, Inc. *                          26,087
 68,847    Cato Corp. #                                           1,508,438
  1,087    Charlotte Russe Holding, Inc. *                           29,936
  7,558    Charming Shoppes *                                       107,928
  1,450    Childrens Place *                                         92,843
  2,156    Christopher & Banks Corp.                                 63,559
    300    Citi Trends, Inc. *                                       10,353
  6,002    Claire's Stores, Inc.                                    175,018
  3,543    Coldwater Creek, Inc. *                                  101,897
    584    Conn's, Inc. *                                            12,188
  4,336    Copart, Inc. *                                           122,232
  1,436    Cost Plus, Inc. *                                         17,189
  2,924    CSK Auto Corp. *                                          41,228
    164    DEB Shops, Inc.                                            4,205
  1,105    dELiA*s, Inc. *                                            8,509
  2,240    Dick's Sporting Goods, Inc. *                            101,965
  3,827    Dillard's, Inc.                                          125,258
 58,674    Dollar Tree Stores, Inc. #*                            1,816,547
  2,480    Dress Barn, Inc. *                                        54,114
  1,000    DSW, Inc. *                                               31,500
    700    EZCORP, Inc. Class A *                                    27,076
  9,400    Family Dollar Stores, Inc.                               274,856
  2,334    Finish Line, Inc.                                         29,455
  1,486    First Cash Financial Services, Inc. *                     30,597
  9,514    Foot Locker, Inc.                                        240,228
  2,503    Fred's, Inc.                                              31,588
  2,507    GameStop Corp. *                                         116,024
  1,363    GameStop Corp. Class B *                                  60,940
  1,221    Genesco, Inc. *                                           42,088
  1,509    Group 1 Automotive, Inc.                                  75,299
  1,692    Guitar Center, Inc. *                                     75,599
  1,101    Haverty Furniture Cos., Inc.                              17,561
  2,095    Hibbett Sporting Goods, Inc. *                            54,847
297,829    HOT Topic, Inc. #*                                     3,317,815
 68,669    Insight Enterprises, Inc. #*                           1,415,268
  1,300    J. Crew Group, Inc. *                                     39,910
  1,381    Jo-Ann Stores, Inc. *                                     23,090
  1,034    JOS A Bank Clothiers, Inc. *                              30,979
 28,127    Kenneth Cole Productions, Inc. #                         685,455
    906    Lithia Motors, Inc.                                       22,396
  1,876    Longs Drug Stores Corp.                                   86,315
  1,600    Luby's, Inc. *                                            15,792
    900    MarineMax, Inc. *                                         22,905
  2,952    Men's Wearhouse, Inc.                                    109,844
    982    Movado Group, Inc.                                        24,962
  2,159    MSC Industrial Direct Co.                                 87,958
  1,600    New York & Co., Inc. *                                    20,928
  3,224    Nu Skin Enterprises, Inc.                                 56,484
  6,796    O'Reilly Automotive, Inc. *                              225,695
  4,286    OfficeMax, Inc.                                          174,612
  4,205    Pacific Sunwear of California *                           63,411
  1,302    Pantry, Inc. *                                            73,394
  4,160    Payless Shoesource, Inc. *                               103,584
  3,271    PEP Boys-Manny Moe & Jack                                 42,032
  3,482    Petco Animal Supplies, Inc. *                             99,724
 42,300    PETsMART, Inc. #                                       1,173,825
  4,849    Pier 1 Imports, Inc.                                      35,980
    800    PriceSmart, Inc. *                                        12,080
  7,900    RadioShack Corp.                                         152,470
  2,808    Regis Corp.                                              100,667
  1,181    Restoration Hardware, Inc. *                              10,239
    962    Retail Ventures, Inc. *                                   14,824
 32,218    Rite Aid Corp. *                                         146,270
 54,200    Ross Stores, Inc. #                                    1,377,222
  1,400    Rush Enterprises, Inc. *                                  23,352
  8,002    Saks, Inc.                                               138,275
  1,334    School Specialty, Inc. *                                  47,077
  3,000    Select Comfort Corp. *                                    65,640
    400    Shoe Carnival, Inc. *                                     10,088
    759    Smart & Final, Inc. *                                     12,956
  1,763    Sonic Automotive, Inc.                                    40,708
 44,809    Stage Stores, Inc. #                                   1,314,696
  1,464    Stein Mart, Inc.                                          22,267
    282    Syms Corp. *                                               5,742
    610    Systemax, Inc. *                                           9,772
  1,192    Talbots, Inc.                                             32,482
  8,500    Tiffany & Co.                                            282,200
  2,129    Tractor Supply Co. *                                     102,746
 49,325    Tuesday Morning Corp. #                                  684,631
  1,868    Tween Brands, Inc. *                                      70,237
  1,238    Under Armour, Inc. *                                      49,545
  3,062    United Auto Group, Inc.                                   71,651
  6,792    Urban Outfitters, Inc. *                                 120,150
    800    Volcom, Inc. *                                            18,032
    770    West Marine, Inc. *                                       10,780
  4,800    Wet Seal, Inc. *                                          29,472
  5,868    Williams-Sonoma, Inc.                                    190,065

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                              Value
----------------------------------------------------------------------------
  1,600    World Fuel Services Corp.                                  64,720
 61,252    Zale Corp. #*                                           1,699,130
    900    Zumiez, Inc. *                                             24,300
                                                                  ----------
                                                                  24,148,672
                                                                  ----------
SAVINGS & LOAN - 1.4%

    700    Abington Community Bancorp, Inc.                           10,514
  1,292    Anchor Bancorp Wisconsin, Inc.                             36,899
  5,595    Astoria Financial Corp.                                   172,438
  3,834    Bank Mutual Corp.                                          46,506
  2,692    BankAtlantic Bancorp, Inc.                                 38,280
 59,579    BankUnited Financial Corp. #                            1,553,225
    400    Berkshirehill Bancorp, Inc.                                14,236
  1,858    BFC Financial Corp. *                                      10,851
  3,650    Brookline Bancorp, Inc.                                    50,187
  1,194    Capitol Federal Financial                                  42,459
    300    Charter Financial Corp.                                    11,997
    600    Citizens First Bancorp, Inc.                               15,276
  1,100    Clifton Savings Bancorp, Inc.                              12,342
  2,667    Commercial Capital Bancorp, Inc. *                         42,512
  1,351    Dime Community Bancshares                                  19,900
  1,230    Downey Financial Corp.                                     81,844
  1,564    Fidelity Bankshares, Inc.                                  61,012
    767    First Financial Holdings, Inc.                             26,247
  6,318    First Niagara Financial Group, Inc.                        92,116
  1,194    First Place Financial Corp.                                27,056
    961    FirstFed Financial Corp. *                                 54,508
  2,088    Flagstar Bancorp, Inc.                                     30,380
    879    Flushing Financial Corp.                                   15,382
  1,394    Franklin Bank Corp. *                                      27,713
  1,269    Harbor Florida Bancshares, Inc.                            56,229
    600    Home Federal Bancorp, Inc.                                  9,330
    569    Horizon Financial Corp.                                    16,990
  3,100    Investors Bancorp, Inc. *                                  46,779
    400    Itla Capital Corp.                                         21,504
  1,300    Kearny Financial Corp.                                     19,734
  1,908    KNBT Bancorp, Inc.                                         30,681
 29,402    MAF Bancorp, Inc. #                                     1,214,009
    200    NASB Financial, Inc.                                        7,958
 17,600    New York Community Bancorp, Inc.                          288,288
  6,396    NewAlliance Bancshares, Inc.                               93,701
  1,238    Northwest Bancorp, Inc.                                    31,569
    306    OceanFirst Financial Corp.                                  6,564
  3,069    Partners Trust Financial Group, Inc.                       32,869
    766    Pennfed Financial Services, Inc.                           12,846
  3,418    People's Bank                                             135,387
  1,459    PFF Bancorp, Inc.                                          54,041
  4,064    Provident Financial Services, Inc.                         75,225
  2,473    Provident New York Bancorp                                 33,831
    700    Rockville Financial, Inc.                                  10,143
 49,958    Sterling Financial Corp. #                              1,620,138
    964    TierOne Corp.                                              32,709
  1,776    United Community Financial Corp.                           21,880
  5,175    Washington Federal, Inc.                                  116,127
    900    Wauwatosa Holdings, Inc. *                                 15,885
    267    Westfield Financial, Inc.                                   8,483
  1,000    Willow Grove Bancorp, Inc.                                 15,660
    400    WSFS Financial Corp.                                       24,876
                                                                  ----------
                                                                   6,547,316
                                                                  ----------
SEMICONDUCTORS - 3.1%

  1,416    Actel Corp. *                                              22,019
    707    ADE Corp. *                                                22,638
  2,300    Advanced Analogic Technologies, Inc. *                     12,627
 10,200    Agere Systems, Inc. *                                     152,286
  2,921    AMIS Holdings, Inc. *                                      27,720
  6,100    Amkor Technology, Inc. *                                   31,476
  3,000    ANADIGICS, Inc. *                                          21,480
 17,071    Applied Micro Circuits Corp. *                             49,335
  2,246    Asyst Technologies, Inc. *                                 15,183
 26,376    Atmel Corp. *                                             159,311
  2,121    ATMI, Inc. *                                               61,657
 10,800    Avanex Corp. *                                             18,684
  6,200    Axcelis Technologies, Inc. *                               43,772
  4,000    Bookham, Inc. *                                            12,880
  4,111    Brooks Automation, Inc. *                                  53,649
  4,842    Cirrus Logic, Inc. *                                       35,298
  1,260    Cohu, Inc.                                                 22,466
 29,782    Conexant Systems, Inc. *                                   59,564
  4,469    Credence Systems Corp. *                                   12,737
  4,489    Cree, Inc. *                                               90,274
  8,400    Cypress Semiconductor Corp. *                             149,268
  1,236    Diodes, Inc. *                                             53,358
  1,716    DSP Group, Inc. *                                          39,211
  2,600    Emcore Corp. *                                             15,392
 86,529    Emulex Corp. *                                          1,572,232
469,871    Entegris, Inc. #*                                       5,126,293
  2,283    Exar Corp. *                                               30,341
  7,137    Fairchild Semiconductor International, Inc. *             133,462
  2,683    Formfactor, Inc. *                                        113,035
  1,821    Genesis Microchip, Inc. *                                  21,433
    800    Hittite Microwave Corp. *                                  35,600
  1,300    Ikanos Communications, Inc. *                              15,301
 11,845    Integrated Device Technology, Inc. *                      190,231
  4,268    International Rectifier Corp. *                           148,697
  8,317    Intersil Corp.                                            204,182
  2,048    IXYS Corp. *                                               17,183
  4,487    Kopin Corp. *                                              15,031
  3,640    Kulicke & Soffa Industries, Inc. *                         32,178
  6,745    Lattice Semiconductor Corp. *                              46,001
 23,510    LSI Logic Corp. *                                         193,252
  4,201    LTX Corp. *                                                21,047
  3,414    Mattson Technology, Inc. *                                 28,336
326,500    Micrel, Inc. #*                                         3,131,135
  4,316    Microsemi Corp. *                                          81,357
  2,400    Microtune, Inc. *                                          11,664
  7,200    Mindspeed Technologies, Inc. *                             12,456
  2,565    MIPS Technologies, Inc. *                                  17,314

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                              Value
----------------------------------------------------------------------------
  2,293    MKS Instruments, Inc. *                                    46,571
    800    Monolithic Power Systems, Inc. *                            7,568
  1,600    MoSys, Inc. *                                              10,768
  1,100    Netlogic Microsystems, Inc. *                              27,907
    600    Nextest Systems Corp. *                                     7,896
  7,500    Novellus Systems, Inc. *                                  207,450
  2,900    Omnivision Technologies, Inc. *                            41,383
  9,608    ON Semiconductor Corp. *                                   56,495
  1,250    Pericom Semiconductor Corp. *                              12,187
  2,463    Photronics, Inc. *                                         34,802
  1,221    PLX Technology, Inc. *                                     12,662
 12,927    PMC - Sierra, Inc. *                                       76,786
  1,700    Portalplayer, Inc. *                                       19,176
  9,606    QLogic Corp. *                                            181,553
  5,125    Rambus, Inc. *                                             89,380
  1,532    Rudolph Technologies, Inc. *                               28,082
    921    Semitool, Inc. *                                            9,523
  4,177    Semtech Corp. *                                            53,299
  4,691    Silicon Image, Inc. *                                      59,669
  2,955    Silicon Laboratories, Inc. *                               91,664
  3,009    Sirf Technology Holdings, Inc. *                           72,186
  8,877    Skyworks Solutions, Inc. *                                 46,072
  2,500    Spansion, Inc. - Class A *                                 41,675
  1,206    Standard Microsystems Corp. *                              34,275
    692    Supertex, Inc. *                                           26,898
 11,800    Teradyne, Inc. *                                          155,288
  2,809    Tessera Technologies, Inc. *                               97,697
 12,600    Transmeta Corp. *                                          14,490
  7,200    Transwitch Corp. *                                         10,152
  8,306    Triquint Semiconductor, Inc. *                             43,191
  1,426    Ultratech, Inc. *                                          18,994
  3,502    Varian Semiconductor Equipment Associates, Inc. *         128,523
  1,963    Veeco Instruments, Inc. *                                  39,554
  1,000    Virage Logic Corp. *                                        9,110
  1,000    Volterra Semiconductor Corp. *                             16,250
  2,701    Zoran Corp. *                                              43,432
                                                                  ----------
                                                                  14,252,654
                                                                  ----------
SOFTWARE - 4.3%

 16,688    Activision, Inc. *                                        251,989
  3,700    Actuate Corp. *                                            16,354
 71,474    Acxiom Corp.                                            1,762,549
  1,229    Advent Software, Inc. *                                    44,502
  2,906    Allscripts Healthcare Solutions, Inc. *                    65,240
  1,300    Altiris, Inc. *                                            27,417
  1,600    American Reprographics Co. *                               51,296
  1,912    Ansys, Inc. *                                              84,472
  3,209    Aspen Technology, Inc. *                                   35,042
  2,555    Avid Technology, Inc. *                                    93,053
122,200    BEA Systems, Inc. #*                                    1,857,440
  2,641    Blackbaud, Inc.                                            58,076
 83,200    Blackboard, Inc. #*                                     2,204,800
 12,600    BMC Software, Inc. *                                      342,972
  4,681    Borland Software Corp. *                                   26,822
  1,751    Bottomline Technologies, Inc. *                            17,090
  3,834    Cerner Corp. *                                            174,064
  5,300    Chordiant Software, Inc. *                                 16,271
 61,322    Commvault Systems, Inc. #*                              1,103,796
    614    Computer Programs & Systems, Inc.                          20,121
240,904    Compuware Corp. *                                       1,876,642
  2,200    Concur Technologies, Inc. *                                32,010
  1,900    Convera Corp. Class A *                                    10,051
  2,939    CSG Systems International *                                77,678
  2,576    Dendrite International, Inc. *                             25,193
  1,328    Digi International, Inc. *                                 17,928
  3,734    Dun & Bradstreet Corp. *                                  280,013
  2,784    Eclipsys Corp. *                                           49,861
  2,922    Funds Corp. *                                              70,654
  1,000    Emageon, Inc. *                                            15,590
  3,380    Epicor Software Corp. *                                    44,312
    801    EPIQ Systems, Inc. *                                       11,783
  3,964    Fair Isaac Corp.                                          144,963
  2,618    FalconStor Software, Inc. *                                20,132
  2,388    Filenet Corp. *                                            83,174
  4,034    Global Payments, Inc.                                     177,536
  3,610    Hyperion Solutions Corp. *                                124,473
  1,245    Infocrossing, Inc. *                                       16,695
  5,310    Informatica Corp. *                                        72,163
  1,648    infoUSA, Inc.                                              13,678
  1,900    InPhonic, Inc. *                                           15,048
  1,311    Inter-Tel, Inc.                                            28,318
  2,800    INVESTools, Inc. *                                         29,764
  1,893    JDA Software Group, Inc. *                                 29,190
  2,510    Keane, Inc. *                                              36,169
  7,464    Lawson Software, Inc. *                                    54,114
  1,200    Mantech International Corp. *                              39,612
  1,546    Mapinfo Corp. *                                            19,835
    622    MicroStrategy, Inc. *                                      63,338
  2,467    Midway Games, Inc. *                                       21,660
  1,109    MRO Software, Inc. *                                       28,468
  5,400    NAVTEQ Corp. *                                            140,994
  1,200    Neoware, Inc. *                                            16,308
 21,267    Novell, Inc. *                                            130,154
  7,311    Nuance Communications, Inc. *                              59,731
  1,700    Omnicell, Inc. *                                           30,413
  1,239    Open Solutions, Inc. *                                     35,696
    900    OPNET Technologies, Inc. *                                 11,799
  1,609    Packeteer, Inc. *                                          13,853
 99,396    Parametric Technology Corp. #*                          1,735,454
184,200    PDF Solutions, Inc. #*                                  2,018,832
    573    Pegasystems, Inc.                                           5,002
  1,834    Per-Se Technologies, Inc. *                                41,778
  1,600    Phase Forward, Inc. *                                      19,104
  2,571    Progress Software Corp. *                                  66,846
 48,926    QAD, Inc. #                                               395,322
    876    Quality Systems, Inc.                                      33,980
  4,299    Quest Software, Inc. *                                     61,390
 11,000    Red Hat, Inc. *                                           231,880

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                              Value
----------------------------------------------------------------------------
    506    Renaissance Learning, Inc.                                  7,241
  5,200    Salesforce.com, Inc. *                                    186,576
  1,104    Schawk, Inc.                                               20,115
  3,847    SEI Investments Co.                                       216,163
  1,300    Smith Micro Software, Inc. *                               18,694
  1,164    SPSS, Inc. *                                               29,019
 56,450    Sybase, Inc. #*                                         1,368,348
    955    SYNNEX Corp. *                                             21,975
  4,012    Take-Two Interactive Software, Inc. *                      57,211
  1,000    Taleo Corp. *                                              10,120
  3,871    THQ, Inc. *                                               112,917
  2,300    Total System Services, Inc.                                52,509
  1,772    TradeStation Group, Inc. *                                 26,704
  2,146    Transaction Systems Architects, Inc. *                     73,651
  3,188    Trident Microsystems, Inc. *                               74,153
    413    Ulticom, Inc. *                                             4,299
  1,603    Ultimate Software Group, Inc. *                            37,719
  4,100    VA Software Corp. *                                        16,482
  2,300    VeriFone Holdings, Inc. *                                  65,665
    800    Verint Systems, Inc. *                                     24,040
  4,394    Wind River Systems, Inc. *                                 47,060
  1,747    Witness Systems, Inc. *                                    30,625
                                                                  ----------
                                                                  19,333,233
                                                                  ----------
TELECOMMUNICATIONS - 3.0%

 22,531    3Com Corp. *                                               99,362
  7,207    Adaptec, Inc. *                                            31,783
  7,214    ADC Telecommunications, Inc. *                            108,210
  4,101    Adtran, Inc.                                               97,768
  4,312    Aeroflex, Inc. *                                           44,327
  2,439    Alaska Communications Systems Group, Inc.                  32,366
  1,169    Anaren, Inc. *                                             24,631
  9,741    Andrew Corp. *                                             89,909
  1,935    Anixter International, Inc.                               109,269
  6,688    Arris Group, Inc. *                                        76,644
  3,041    Atheros Communications, Inc. *                             55,133
    500    Atlantic Tele-Network, Inc.                                 9,240
  1,030    Audiovox Corp. *                                           14,338
    950    Black Box Corp.                                            36,974
  4,884    Broadwing Corp. *                                          61,636
  2,433    C-COR.net Corp. *                                          20,875
  1,600    CalAmp Corp. *                                              9,744
  1,500    Carrier Access Corp. *                                     10,650
  1,100    Cbeyond Communications, Inc. *                             30,195
  1,454    Centennial Communications Corp.                             7,750
  6,900    CenturyTel, Inc.                                          273,723
  5,055    Ciena Corp. *                                             137,753
 14,192    Cincinnati Bell, Inc. *                                    68,405
 19,400    Citizens Communications Co.                               272,376
  1,292    Commonwealth Telephone Enterprises, Inc.                   53,269
 62,597    CommScope, Inc. #*                                      2,056,937
  1,000    Comtech Group, Inc. *                                      14,970
  1,244    Comtech Telecommunications Corp. *                         41,649
 12,100    Comverse Technology, Inc. *                               259,424
  1,200    Consolidated Communications Holdings, Inc.                 22,452
    700    CPI International, Inc. *                                   9,219
    938    CT Communications, Inc.                                    20,373
  1,824    Ditech Networks, Inc. *                                    14,063
  9,230    Dobson Communications Corp. *                              64,795
  1,000    EMS Technologies, Inc. *                                   18,780
    700    Eschelon Telecom, Inc. *                                   11,893
  1,100    Essex Corp. *                                              19,140
  6,634    Extreme Networks *                                         24,081
 44,800    FairPoint Communications, Inc. #                          779,520
  7,100    FiberTower Corp. *                                         67,095
 14,700    Finisar Corp. *                                            53,361
  8,484    Foundry Networks, Inc. *                                  111,565
  3,101    General Communication, Inc. *                              38,421
  1,313    Golden Telecom, Inc.                                       39,718
  4,685    Harmonic, Inc. *                                           34,435
  3,500    Hypercom Corp. *                                           23,730
  3,200    IDT Corp. Class B *                                        46,144
  2,939    Interdigital Communications Corp. *                       100,220
  1,900    Iowa Telecommunications Services, Inc.                     37,601
  1,000    iPCS, Inc. *                                               53,550
  2,943    Ixia *                                                     26,222
 97,400    JDS Uniphase Corp. *                                      213,306
  2,600    Leap Wireless International, Inc. *                       126,074
 70,067    Level 3 Communications, Inc. *                            374,858
  1,700    Lightbridge, Inc. *                                        19,924
    700    Loral Space & Communications, Inc. *                       18,424
  2,150    Mastec, Inc. *                                             23,801
  6,913    MRV Communications, Inc. *                                 19,080
 39,101    Netgear, Inc. #*                                          805,090
122,500    NeuStar, Inc. #*                                        3,399,375
  2,215    ewport Corp. *                                             36,105
    938    North Pittsburgh Systems, Inc.                             23,609
  1,943    Novatel Wireless, Inc. *                                   18,711
  1,000    NTELOS Holdings Corp. *                                    12,770
    887    Oplink Communications, Inc. *                              17,714
  1,024    Optical Communication Products, Inc. *                      2,017
  1,300    ParkerVision, Inc. *                                        9,451
  2,697    Plantronics, Inc.                                          47,278
  5,025    Polycom, Inc. *                                           123,263
  7,260    Powerwave Technologies, Inc. *                             55,176
118,351    Premiere Global Services, Inc. #*                       1,027,287
  1,200    Radyne Corp. *                                             14,688
  1,831    RCN Corp. *                                                51,817
 11,865    RF Micro Devices, Inc. *                                   89,937
  1,379    SafeNet, Inc. *                                            25,084
  2,000    SAVVIS, Inc. *                                             57,000
  6,149    SBA Communications Corp. *                                149,605
    488    Shenandoah Telecom Co.                                     21,213
  1,600    Sirenza Microdevices, Inc. *                               12,640
 15,700    Sonus Networks, Inc. *                                     82,582
    978    SureWest Communications                                    19,042

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited) (continued)

Shares                                                             Value
---------------------------------------------------------------------------
10,800    Sycamore Networks, Inc.*                                   40,824
 2,430    Symmetricom, Inc.*                                         19,610
 1,100    Syniverse Holdings, Inc. *                                 16,500
 1,820    Talk America Holdings, Inc. *                              17,290
 3,359    Tekelec *                                                  43,533
 6,600    Telephone & Data Systems, Inc.                            277,860
 7,187    Time Warner Telecom, Inc. *                               136,625
 1,523    USA Mobility, Inc.                                         34,785
 7,354    UTStarcom, Inc. *                                          65,230
 1,384    Viasat, Inc. *                                             34,711
 2,000    Vonage Holdings Corp. *                                    13,760
 1,765    West Corp. *                                               85,250
 3,840    Wireless Facilities, Inc. *                                 8,218
 8,050    Zhone Technologies, Inc. *                                  8,614
                                                                 ----------
                                                                 13,465,419
                                                                 ----------
TRANSPORTATION - 3.0%

 3,800    ABX Air, Inc. *                                            21,356
40,555    Alexander & Baldwin, Inc. #                             1,799,425
   574    Amerco, Inc. *                                             42,562
 1,800    American Commercial Lines, Inc. *                         107,010
 1,434    Arkansas Best Corp.                                        61,705
 1,200    Atlas Air Worldwide Holdings, Inc. *                       52,224
 1,421    Bristow Group, Inc. *                                      48,882
 1,400    Celadon Group, Inc. *                                      23,296
65,100    CH Robinson Worldwide, Inc. #                           2,902,158
 3,001    Con-way, Inc.                                             134,505
   614    Dynamex, Inc. *                                            12,741
 1,802    EGL, Inc. *                                                65,665
44,900    Expeditors International of Washington, Inc. #          2,001,642
 2,067    Florida East Coast Industries, Inc.                       117,984
 1,821    Forward Air Corp.                                          60,257
 2,747    GATX Corp.                                                113,643
 2,100    Genesee & Wyoming, Inc. *                                  48,762
   881    Greenbrier Cos, Inc.                                       25,558
 1,028    Gulfmark Offshore, Inc. *                                  32,732
 3,517    Heartland Express, Inc.                                    55,147
 1,100    Horizon Lines, Inc.                                        18,370
 2,188    HUB Group, Inc. *                                          49,843
   700    Interpool, Inc.                                            15,722
 6,650    JB Hunt Transport Services, Inc.                          138,120
 4,355    Kansas City Southern *                                    118,935
46,482    Kirby Corp. *                                           1,456,281
86,112    Knight Transportation, Inc. #                           1,459,598
 5,795    Laidlaw International, Inc.                               158,377
 3,432    Landstar System, Inc.                                     146,546
   795    Maritrans, Inc.                                            29,097
 1,054    Marten Transport Ltd. *                                    18,013
 1,575    Old Dominion Freight Line *                                47,297
 1,766    Overseas Shipholding Group                                109,086
   484    P.A.M. Transportation Services, Inc. *                     12,129
 2,071    Pacer International, Inc.                                  57,491
   100    Patriot Transportation Holding, Inc. *                      7,556
   800    PHI, Inc. *                                                24,376
   700    Quality Distribution, Inc. *                               10,304
 2,128    RailAmerica, Inc. *                                        23,238
 3,742    Ryder System, Inc.                                        193,387
20,631    Saia, Inc. #*                                             672,571
 3,200    Sirva, Inc. *                                               8,512
 3,082    Swift Transportation Co., Inc. *                           73,105
   800    TAL International Group, Inc.                              16,968
   200    Universal Truckload Services, Inc. *                        5,194
   745    US Xpress Enterprises, Inc. *                              17,247
   400    USA Truck, Inc. *                                           7,620
 2,975    Werner Enterprises, Inc.                                   55,662
24,780    YRC Worldwide, Inc. #*                                    917,851
                                                                 ----------
                                                                 13,595,750
                                                                 ----------
UTILITIES- ELECTRIC - 2.2%

 7,044    Alliant Energy Corp.                                      251,682
22,859    Aquila, Inc. *                                             98,979
 2,820    Avista Corp.                                               66,778
24,193    Black Hills Corp. #                                       813,127
18,600    Centerpoint Energy, Inc.                                  266,352
 1,004    CH Energy Group, Inc.                                      51,676
 3,584    Cleco Corp.                                                90,460
13,100    CMS Energy Corp. *                                        189,164
 6,712    DPL, Inc.                                                 182,029
 4,822    Duquesne Light Holdings, Inc.                              94,801
54,608    El Paso Electric Co. #*                                 1,219,943
 1,894    Empire District Electric Co.                               42,388
 9,013    Energy East Corp.                                         213,788
 4,864    Great Plains Energy, Inc.                                 150,881
 4,778    Hawaiian Electric Industries                              129,293
 2,601    Idacorp, Inc.                                              98,344
 1,000    Integrated Electrical Services, Inc. *                     15,810
   800    ITC Holdings Corp.                                         24,960
10,697    MDU Resources Group, Inc.                                 238,971
 1,324    MGE Energy, Inc.                                           42,871
 9,000    Northeast Utilities                                       209,430
 1,981    NorthWestern Corp.                                         69,295
 6,420    NSTAR                                                     214,171
 5,473    OGE Energy Corp.                                          197,630
   500    Ormat Technologies, Inc.                                   16,360
37,181    Otter Tail Corp. #                                      1,087,172
11,549    Pepco Holdings, Inc.                                      279,139
 1,000    Pike Electric Corp. *                                      14,900
 5,932    Pinnacle West Capital Corp.                               267,237
53,188    PNM Resources, Inc. #                                   1,466,393
 1,600    Portland General Electric Co.                              39,056
 6,727    Puget Energy, Inc.                                        152,905
18,544    Reliant Energy, Inc. *                                    228,277
 7,000    SCANA Corp.                                               281,890
13,160    Sierra Pacific Resources *                                188,714
12,365    TECO Energy, Inc.                                         193,512
 1,406    UIL Holdings Corp.                                         52,725
 2,247    Unisource Energy Corp.                                     74,893
 5,146    Westar Energy, Inc.                                       120,982
 7,069    Wisconsin Energy Corp.                                    304,957
 2,522    WPS Resources Corp.                                       125,167
                                                                  9,867,102

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2006 (Unaudited)


 Shares                                                              Value
------------------------------------------------------------------------------
UTILITIES- GAS - 0.7%

     4,739    AGL Resources, Inc.                                     172,974
     4,701    Atmos Energy Corp.                                      134,214
       696    Cascade Natural Gas Corp.                                18,159
     4,452    Energen Corp.                                           186,405
       352    EnergySouth, Inc.                                        11,880
     1,250    Laclede Group, Inc.                                      40,100
     1,670    New Jersey Resources Corp.                               82,331
     2,555    Nicor, Inc.                                             109,252
     1,605    Northwest Natural Gas Co.                                63,044
     6,929    Oneok, Inc.                                             261,847
     2,353    Peoples Energy Corp.                                     95,649
     4,610    Piedmont Natural Gas Co.                                116,679
     1,636    South Jersey Industries, Inc.                            48,933
     5,902    Southern Union Co.                                      155,872
    42,992    Southwest Gas Corp. #                                 1,432,493
     6,364    UGI Corp.                                               155,600
     4,477    Vectren Corp.                                           120,207
     2,755    WGL Holdings, Inc.                                       86,342
                                                                 ------------
                                                                    3,291,981
                                                                 ------------
UTILITIES- WATER - 0.1%

       944    American States Water Co.                                36,108
     7,697    Aqua America, Inc.                                      168,872
     1,009    California Water Service Group                           37,262
       616    Pico Holdings, Inc. *                                    20,051
       968    SJW Corp.                                                28,953
     1,082    Southwest Water Co.                                      13,233
                                                                 ------------
                                                                      304,479
                                                                 ------------
TOTAL COMMON STOCKS
  (Cost $410,276,418)                                             444,388,961
                                                                 ------------

WARRANTS - 0.0%

BUSINESS SERVICES & SUPPLIES - 0.0%

       108    American Banknote Corp. 0.000%, 07/01/07 (a)                  0
       108    American Banknote Corp. 0.000%, 07/01/07 (a)                  0
                                                                 ------------
                                                                            0
                                                                 ------------
TELECOMMUNICATIONS - 0.0%

       340    Pegasus Wireless Corp. 1.000% , 02/15/20                      0
                                                                 ------------
Total Warrants
  (Cost $-- )                                                               0
                                                                 ------------

Principal
Amount                                                               Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.4%

MUTUAL FUND - 2.3%

10,500,779    Goldman Sachs Prime Obligations Fund 5.221% (b)      10,500,779
                                                                 ------------
GOVERNMENT & AGENCY SECURITIES - 0.1%

   150,000    United States Treasury Bill 4.800% , 12/07/06           148,701
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $10,649,439 )                                              10,649,480
                                                                 ------------
TOTAL INVESTMENTS - 100.3%
  (Cost $420,925,857 )                                            455,038,441
                                                                 ------------
Liabilities in excess of other assets - (0.3)%                     (1,271,447)
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $453,766,994
                                                                 ============

FOOT NOTES TO THE PORTFOLIO OF INVESTMENTS:

*   - Non-income producing security
#   - A portion or all of the security was held on loan. As of September 30,
      2006, the market value of securities loaned was $69,863,032 and the collateral received consisted of cash in the amount of $71,713,916.
(a) - Represents a security which is fair-valued.
(b) - Rate quoted represents the seven day yield.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual Report.

SECURITY ABBREVIATION:

REIT--Real Estate Investment Trust

See Notes to Portfolio of Investments

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                              Value
----------------------------------------------------------------------------
COMMON STOCKS - 97.7%

ADVERTISING - 0.3%

 10,100    Interpublic Group of Cos., Inc. *                          99,990
 20,375    Omnicom Group                                           1,907,100
 17,600    R.H. Donnelley Corp.                                      931,040
                                                                  ----------
                                                                   2,938,130
                                                                  ----------
AEROSPACE & DEFENSE - 2.4%

104,800    Boeing Co.                                              8,263,480
 31,090    General Dynamics Corp.                                  2,228,220
  3,100    Goodrich Corp.                                            125,612
  2,900    L-3 Communications Holdings, Inc.                         227,157
  8,842    Lockheed Martin Corp.                                     760,943
 27,056    Northrop Grumman Corp.                                  1,841,702
 11,100    Raytheon Co.                                              532,911
  4,400    Rockwell Collins, Inc.                                    241,296
 97,600    United Technologies Corp.                               6,182,960
                                                                  ----------
                                                                  20,404,281
                                                                  ----------
AIRLINES - 0.2%

 93,250    Southwest Airlines Co.                                  1,553,545
                                                                  ----------
APPAREL & TEXTILES - 0.8%

  3,200    Cintas Corp.                                              130,656
172,200    Coach, Inc. *                                           5,923,680
      1    Hanesbrands, Inc. *                                            17
  2,700    Jones Apparel Group, Inc.                                  87,588
  2,500    Liz Claiborne, Inc.                                        98,775
  4,700    Nike, Inc. Class B                                        411,814
  2,300    VF Corp.                                                  167,785
                                                                  ----------
                                                                   6,820,315
                                                                  ----------
AUTOMOTIVE - 0.5%

  9,800    BorgWarner, Inc.                                          560,266
 97,453    Ford Motor Co.                                            788,395
 14,074    General Motors Corp.                                      468,101
  4,400    Goodyear Tire & Rubber Co. *                               63,800
  4,800    Johnson Controls, Inc.                                    344,352
  1,700    Navistar International Corp. *                             43,894
  6,300    Paccar, Inc.                                              359,226
 73,000    TRW Automotive Holdings Corp. *                         1,757,110
                                                                  ----------
                                                                   4,385,144
                                                                  ----------
BANKING - 5.5%

  8,800    AmSouth Bancorp                                           255,552
396,479    Bank of America Corp.                                  21,239,380
 19,000    Bank of New York Co., Inc.                                669,940
 13,715    BB&T Corp.                                                600,443
 34,900    Comerica, Inc.                                          1,986,508
  4,500    Commerce Bancorp, Inc.                                    165,195
  3,300    Compass Bancshares, Inc.                                  188,034
 13,791    Fifth Third Bancorp                                       525,161
  3,300    First Horizon National Corp.                              125,433
 40,560    Huntington Bancshares, Inc.                               970,601
 10,000    Keycorp                                                   374,400
  1,900    M&T Bank Corp.                                            227,924
  6,300    Marshall & Ilsley Corp.                                   303,534
 10,400    Mellon Financial Corp.                                    406,640
 15,060    National City Corp.                                       551,196
 11,700    North Fork Bancorp, Inc.                                  335,088
  4,700    Northern Trust Corp.                                      274,621
  7,200    PNC Financial Services Group, Inc.                        521,568
 11,252    Regions Financial Corp.                                   413,961
  9,000    SunTrust Banks, Inc.                                      695,520
  8,200    Synovus Financial Corp.                                   240,834
 59,200    UnionBanCal Corp.                                       3,605,280
 66,945    US Bancorp                                              2,223,913
 40,095    Wachovia Corp.                                          2,237,323
 11,700    Webster Financial Corp.                                   551,187
192,806    Wells Fargo & Co.                                       6,975,721
  2,500    Zions Bancorp                                             199,525
                                                                  ----------
                                                                  46,864,482
                                                                  ----------
BIOTECHNOLOGY - 2.5%

 97,457    Amgen, Inc. *                                           6,971,099
  8,458    Biogen Idec, Inc. *                                       377,904
124,500    Celgene Corp. *                                         5,390,850
 93,000    Genentech, Inc. *                                       7,691,100
  6,300    Genzyme Corp. *                                           425,061
  5,900    Medimmune, Inc. *                                         172,339
  1,300    Millipore Corp. *                                          79,690
                                                                  ----------
                                                                  21,108,043
                                                                  ----------
BUILDING & CONSTRUCTION - 0.2%

  4,500    American Standard Cos., Inc.                              188,865
  3,100    Centex Corp.                                              163,122
  6,700    D.R. Horton, Inc.                                         160,465
  2,200    Fluor Corp.                                               169,158
  2,000    KB Home                                                    87,600
  3,300    Lennar Corp.                                              149,325
 10,000    Masco Corp.                                               274,200
  5,000    Pulte Homes, Inc.                                         159,300
  2,400    Vulcan Materials Co.                                      187,800
                                                                  ----------
                                                                   1,539,835
                                                                  ----------
BUSINESS SERVICES & SUPPLIES - 0.4%

 24,100    Pitney Bowes, Inc.                                      1,069,317
123,900    Xerox Corp. *                                           1,927,884
                                                                  ----------
                                                                   2,997,201
                                                                  ----------
CHEMICALS - 1.1%

  5,400    Air Products & Chemicals, Inc.                            358,398
  1,800    Ashland, Inc.                                             114,804
 98,049    Dow Chemical Co.                                        3,821,950
  1,900    Eastman Chemical Co.                                      102,638
  4,500    Ecolab, Inc.                                              192,690
 51,200    EI Du Pont de Nemours & Co.                             2,193,408
  3,000    Hercules, Inc. *                                           47,310
 11,700    International Flavors & Fragrances, Inc.                  462,618
  4,200    PPG Industries, Inc.                                      281,736
  7,900    Praxair, Inc.                                             467,364

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                              Value
----------------------------------------------------------------------------
  3,600    Rohm & Haas Co.                                           170,460
  2,600    Sherwin-Williams Co.                                      145,028
  1,600    Sigma-Aldrich Corp.                                       121,072
 40,400    Valspar Corp.                                           1,074,640
                                                                  ----------
                                                                   9,554,116
                                                                  ----------
COMMERCIAL SERVICES - 0.7%

 28,300    Accenture Ltd.                                            897,393
  3,400    Apollo Group, Inc. *                                      167,416
    220    Avis Budget Group, Inc. *                                   4,024
  3,400    Convergys Corp. *                                          70,210
  3,300    Equifax, Inc.                                             121,143
  8,000    H&R Block, Inc.                                           173,920
 65,406    McKesson Corp.                                          3,448,204
  5,900    Moody's Corp.                                             385,742
  8,400    Paychex, Inc.                                             309,540
  5,200    R.R. Donnelley & Sons Co.                                 171,392
  4,100    Robert Half International, Inc.                           139,277
  2,400    Waters Corp. *                                            108,672
                                                                  ----------
                                                                   5,996,933
                                                                  ----------
COMPUTERS & INFORMATION - 3.3%

  3,000    Affiliated Computer Services, Inc. *                      155,580
128,900    Apple Computer, Inc. *                                  9,929,167
 77,300    BISYS Group, Inc. *                                       839,478
  4,600    Computer Sciences Corp. *                                 225,952
125,287    Dell, Inc. *                                            2,861,555
 12,800    Electronic Data Systems Corp.                             313,856
151,648    EMC Corp. *                                             1,816,743
196,045    Hewlett-Packard Co.                                     7,192,891
 37,873    International Business Machines Corp.                   3,103,314
  2,500    Lexmark International, Inc. *                             144,150
  4,400    NCR Corp. *                                               173,712
  9,300    Network Appliance, Inc. *                                 344,193
  4,900    SanDisk Corp. *                                           262,346
 85,900    Sun Microsystems, Inc. *                                  426,923
  9,418    Unisys Corp. *                                             53,306
                                                                  ----------
                                                                  27,843,166
                                                                  ----------
CONTAINERS & PACKAGING - 0.0%

  2,600    Ball Corp.                                                105,170
  2,800    Bemis Co.                                                  92,008
  3,400    Pactiv Corp. *                                             96,628
  2,100    Sealed Air Corp.                                          113,652
                                                                  ----------
                                                                     407,458
                                                                  ----------
COSMETICS & PERSONAL CARE - 3.1%

  2,000    Alberto-Culver Co.                                        101,180
 10,800    Avon Products, Inc.                                       331,128
 88,800    Colgate-Palmolive Co.                                   5,514,480
  3,100    Estee Lauder Cos., Inc. Class A                           125,023
 60,300    Kimberly-Clark Corp.                                    3,941,208
266,640    Procter & Gamble Co.                                   16,526,347
                                                                  ----------
                                                                  26,539,366
                                                                  ----------
DISTRIBUTION & WHOLESALE - 0.0%

  4,200    Genuine Parts Co.                                         181,146
  1,900    WW Grainger, Inc.                                         127,338
                                                                  ----------
                                                                     308,484
                                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 10.2%

152,000    American Express Co.                                    8,524,160
  6,080    Ameriprise Financial, Inc.                                285,152
  3,000    Bear Stearns Cos., Inc.                                   420,300
 47,941    Capital One Financial Corp.                             3,771,039
 25,500    Charles Schwab Corp.                                      456,450
    855    Chicago Mercantile Exchange Holdings, Inc.                408,904
  4,900    CIT Group, Inc.                                           238,287
402,817    Citigroup, Inc.                                        20,007,920
154,496    Countrywide Financial Corp.                             5,413,540
 95,200    E*Trade Financial Corp. *                               2,277,184
 23,824    Fannie Mae                                              1,332,000
  2,200    Federated Investors, Inc. Class B                          74,382
  4,200    Franklin Resources, Inc.                                  444,150
 68,552    Freddie Mac                                             4,547,054
 60,723    Goldman Sachs Group, Inc.                              10,272,510
  4,800    Janus Capital Group, Inc.                                  94,656
 86,120    JPMorgan Chase & Co.                                    4,044,195
 23,400    Legg Mason, Inc.                                        2,360,124
 13,300    Lehman Brothers Holdings, Inc.                            982,338
111,690    Merrill Lynch & Co., Inc.                               8,736,392
 60,731    Morgan Stanley                                          4,427,897
 10,300    SLM Corp.                                                 535,394
 45,000    State Street Corp.                                      2,808,000
  6,600    T Rowe Price Group, Inc.                                  315,810
 68,835    UBS AG                                                  4,082,604
                                                                  ----------
                                                                  86,860,442
                                                                  ----------
ELECTRICAL EQUIPMENT - 0.3%

  4,300    American Power Conversion Corp.                            94,428
 28,962    Emerson Electric Co.                                    2,428,753
  3,700    Molex, Inc.                                               144,189
                                                                  ----------
                                                                   2,667,370
                                                                  ----------
ELECTRONICS - 0.2%

 10,670    Agilent Technologies, Inc. *                              348,802
  4,300    Applera Corp. - Applied Biosystems Group                  142,373
  3,000    Fisher Scientific International *                         234,720
  1,700    Harman International Industries, Inc.                     141,848
  4,300    Jabil Circuit, Inc.                                       122,851
  2,900    Parker Hannifin Corp.                                     225,417
  3,000    PerkinElmer, Inc.                                          56,790
 13,900    Sanmina-SCI Corp. *                                        51,986
 21,900    Solectron Corp. *                                          71,394
  5,750    Symbol Technologies, Inc.                                  85,445
  1,900    Tektronix, Inc.                                            54,967

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                              Value
----------------------------------------------------------------------------
  3,900    Thermo Electron Corp. *                                   153,387
                                                                  ----------
                                                                   1,689,980
                                                                  ----------
ENTERTAINMENT & LEISURE - 0.3%

  2,400    Brunswick Corp.                                            74,856
 10,700    Carnival Corp.                                            503,221
  6,800    Harley-Davidson, Inc.                                     426,700
  4,400    Hasbro, Inc.                                              100,100
  8,368    International Game Technology                             347,272
 10,000    Mattel, Inc.                                              197,000
  3,200    Sabre Holdings Corp.                                       74,848
 21,700    Warner Music Group Corp.                                  563,115
                                                                  ----------
                                                                   2,287,112
                                                                  ----------
ENVIRONMENTAL SERVICES - 0.1%

  6,412    Allied Waste Industries, Inc. *                            72,263
 13,598    Waste Management, Inc.                                    498,775
                                                                  ----------
                                                                     571,038
                                                                  ----------
FOOD, BEVERAGE & TOBACCO - 4.5%

112,191    Altria Group, Inc.                                      8,588,221
 19,252    Anheuser-Busch Cos., Inc.                                 914,662
 16,045    Archer-Daniels-Midland Co.                                607,785
  2,100    Brown-Forman Corp. Class B                                160,965
  5,700    Campbell Soup Co.                                         208,050
 50,917    Coca-Cola Co.                                           2,274,971
  7,800    Coca-Cola Enterprises, Inc.                               162,474
 12,690    ConAgra Foods, Inc.                                       310,651
125,500    Constelllation Brands, Inc. *                           3,611,890
  3,300    Dean Foods Co. *                                          138,666
  8,671    General Mills, Inc.                                       490,779
  4,500    Hershey Foods Corp.                                       240,525
  8,400    HJ Heinz Co.                                              352,212
  5,873    Kellogg Co.                                               290,831
 17,985    Kroger Co.                                                416,173
  3,300    McCormick & Co., Inc.                                     125,334
  1,400    Molson Coors Brewing Co. Class B                           96,460
 13,222    Monsanto Co.                                              621,566
  3,100    Pepsi Bottling Group, Inc.                                110,050
157,299    PepsiCo, Inc.                                          10,265,333
 64,600    Reynolds American, Inc.                                 4,003,262
 11,000    Safeway, Inc.                                             333,850
 19,070    Sara Lee Corp.                                            306,455
  4,847    Supervalu, Inc.                                           143,713
 82,000    Sysco Corp.                                             2,742,900
  6,200    Tyson Foods, Inc.                                          98,456
  4,000    UST, Inc.                                                 219,320
  3,400    Whole Foods Market, Inc.                                  202,062
  5,512    WM Wrigley Jr. Co.                                        253,883
                                                                  ----------
                                                                  38,291,499
                                                                  ----------
FOREST PRODUCTS & PAPER - 0.5%

 46,000    Bowater, Inc.                                             946,220
 10,394    International Paper Co.                                   359,944
  2,500    Louisiana-Pacific Corp.                                    46,925
  4,652    MeadWestvaco Corp.                                        123,325
  4,500    Plum Creek Timber Co., Inc.                               153,180
  2,600    Temple-Inland, Inc.                                       104,260
 37,500    Weyerhaeuser Co.                                        2,307,375
                                                                  ----------
                                                                   4,041,229
                                                                  ----------
HEALTH CARE - 5.2%

 14,000    Aetna, Inc.                                               553,700
  1,400    Bausch & Lomb, Inc.                                        70,182
 16,097    Baxter International, Inc.                                731,770
  6,127    Becton Dickinson & Co.                                    432,995
  6,300    Biomet, Inc.                                              202,797
119,640    Boston Scientific Corp. *                               1,769,476
  3,900    Coventry Health Care, Inc. *                              200,928
  2,600    CR Bard, Inc.                                             195,000
 10,600    HCA, Inc.                                                 528,834
  5,900    Health Management Associates, Inc.                        123,310
  4,100    Humana, Inc. *                                            270,969
187,352    Johnson & Johnson                                      12,166,639
  3,200    Laboratory Corp. of America Holdings *                    209,824
  2,000    Manor Care, Inc.                                          104,560
 63,590    Medtronic, Inc.                                         2,953,120
  3,800    Patterson Cos., Inc. *                                    127,718
  4,096    Quest Diagnostics                                         250,511
 47,600    St. Jude Medical, Inc. *                                1,679,804
 84,893    Stryker Corp.                                           4,209,844
 11,000    Tenet Healthcare Corp. *                                   89,540
192,516    UnitedHealth Group, Inc.                                9,471,787
 93,100    WellPoint, Inc. *                                       7,173,355
  6,151    Zimmer Holdings, Inc. *                                   415,192
                                                                  ----------
                                                                  43,931,855
                                                                  ----------
HOTELS & RESTAURANTS - 1.5%

  3,650    Darden Restaurants, Inc.                                  155,016
  4,600    Harrah's Entertainment, Inc.                              305,578
179,600    Hilton Hotels Corp.                                     5,001,860
  8,300    Marriott International, Inc.                              320,712
 30,700    McDonald's Corp.                                        1,200,984
 19,100    Starbucks Corp. *                                         650,355
 28,400    Starwood Hotels & Resorts Worldwide, Inc.               1,624,196
  2,800    Wendy's International, Inc.                               187,600
  4,860    Wyndham Worldwide Corp. *                                 135,934
 54,947    Yum! Brands, Inc.                                       2,859,991
                                                                  ----------
                                                                  12,442,226
                                                                  ----------
HOUSEHOLD PRODUCTS - 0.4%

  2,700    Avery Dennison Corp.                                      162,459
 37,400    Clorox Co.                                              2,356,200
  3,600    Fortune Brands, Inc.                                      270,396
  5,100    Leggett & Platt, Inc.                                     127,653
  6,700    Newell Rubbermaid, Inc.                                   189,744

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                              Value
----------------------------------------------------------------------------
  1,951    Whirlpool Corp.                                           164,099
                                                                  ----------
                                                                   3,270,551
                                                                  ----------
INDUSTRIAL MACHINERY - 0.4%

  2,000    Black & Decker Corp.                                      158,700
 16,646    Caterpillar, Inc.                                       1,095,307
  1,400    Cummins, Inc.                                             166,922
 21,400    Deere & Co.                                             1,795,674
  4,400    Rockwell Automation, Inc.                                 255,640
  1,400    Snap-On, Inc.                                              62,370
  2,000    Stanley Works                                              99,700
                                                                  ----------
                                                                   3,634,313
                                                                  ----------
INSURANCE - 4.5%

  7,973    ACE Ltd.                                                  436,362
 12,165    Aflac, Inc.                                               556,670
  5,600    Alleghany Corp. *                                       1,618,456
 15,800    Allstate Corp.                                            991,134
  2,700    AMBAC Financial Group, Inc.                               223,425
263,190    American International Group, Inc.                     17,438,969
  7,800    AON Corp.                                                 264,186
 10,338    Chubb Corp.                                               537,162
  2,800    Cigna Corp.                                               325,696
  4,463    Cincinnati Financial Corp.                                214,492
 54,400    Conseco, Inc. *                                         1,141,856
 11,300    Genworth Financial, Inc.                                  395,613
  7,461    Hartford Financial Services Group, Inc.                   647,242
  7,085    Lincoln National Corp.                                    439,837
 11,400    Loews Corp.                                               432,060
 13,600    Marsh & McLennan Cos., Inc.                               382,840
 91,468    MBIA, Inc.                                              5,619,794
 18,600    MetLife, Inc. (a)                                       1,054,248
  2,300    MGIC Investment Corp.                                     137,931
  6,977    Principal Financial Group                                 378,712
 19,500    Progressive Corp.                                         478,530
 12,172    Prudential Financial, Inc.                                928,115
  3,000    Safeco Corp.                                              176,790
 17,277    St. Paul Travelers Cos., Inc.                             810,119
  2,500    Torchmark Corp.                                           157,775
105,055    UnumProvident Corp.                                     2,037,016
  4,600    XL Capital Ltd.                                           316,020
                                                                  ----------
                                                                  38,141,050
                                                                  ----------
INTERNET SERVICES & APPLICATIONS - 2.8%

  7,600    Amazon.Com, Inc. *                                        244,112
123,112    eBay, Inc. *                                            3,491,457
 34,170    Google, Inc. *                                         13,732,923
  3,400    Monster Worldwide, Inc. *                                 123,046
 25,668    Symantec Corp. *                                          546,215
  6,100    VeriSign, Inc. *                                          123,220
234,251    Yahoo!, Inc. *                                          5,921,865
                                                                  ----------
                                                                  24,182,838
                                                                  ----------
MANUFACTURING - 3.6%

 48,984    3M Co.                                                  3,645,389
  2,200    Cooper Industries Ltd.                                    187,484
  5,800    Danaher Corp.                                             398,286
  5,000    Dover Corp.                                               237,200
  7,100    Eastman Kodak Co.                                         159,040
  3,600    Eaton Corp.                                               247,860
527,900    General Electric Co.                                   18,634,870
 99,700    Honeywell International, Inc.                           4,077,730
 10,200    Illinois Tool Works, Inc.                                 457,980
  8,300    Ingersoll-Rand Co.                                        315,234
  4,600    ITT Industries, Inc.                                      235,842
  3,000    Pall Corp.                                                 92,430
  3,300    Textron, Inc.                                             288,750
 50,367    Tyco International Ltd.                                 1,409,773
                                                                  ----------
                                                                  30,387,868
                                                                  ----------
METALS & MINING - 0.6%

120,907    Alcoa, Inc.                                             3,390,232
  2,500    Allegheny Technologies, Inc.                              155,475
  4,500    Consol Energy, Inc.                                       142,785
  4,600    Freeport-McMoRan Copper & Gold, Inc. Class B              244,996
 11,300    Newmont Mining Corp.                                      483,075
  7,800    Nucor Corp.                                               386,022
  5,000    Phelps Dodge Corp.                                        423,500
  3,200    United States Steel Corp.                                 184,576
                                                                  ----------
                                                                   5,410,661
                                                                  ----------
MULTIMEDIA - 2.5%

 91,403    CBS Corp. Class B                                       2,574,822
 12,300    Clear Channel Communications, Inc.                        354,855
 52,323    Comcast Corp. *                                         1,928,103
 64,100    Comcast Corp. Special Class A *                         2,359,521
  1,700    Dow Jones & Co., Inc.                                      57,018
  2,100    EW Scripps Co.                                            100,653
  6,000    Gannett Co., Inc.                                         340,980
  8,900    McGraw-Hill Cos., Inc.                                    516,467
  1,000    Meredith Corp.                                             49,330
  3,400    New York Times Co. Class A                                 78,132
 58,800    News Corp.                                              1,155,420
100,382    Time Warner, Inc.                                       1,829,964
  4,720    Tribune Co.                                               154,438
  6,200    Univision Communications, Inc. *                          212,908
118,403    Viacom, Inc. Class A *                                  4,402,224
166,000    Walt Disney Co.                                         5,131,060
                                                                  ----------
                                                                  21,245,895
                                                                  ----------
OIL & GAS - 9.1%

 11,474    Anadarko Petroleum Corp.                                  502,905
  8,180    Apache Corp.                                              516,976
  8,464    Baker Hughes, Inc.                                        577,245
  8,100    BJ Services Co.                                           244,053
  9,400    Chesapeake Energy Corp.                                   272,412
192,059    ChevronTexaco Corp.                                    12,456,947
168,200    ConocoPhillips                                         10,012,946
 11,000    Devon Energy Corp.                                        694,650
  7,900    Dynegy, Inc. *                                             43,766

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                              Value
----------------------------------------------------------------------------
 17,521    El Paso Corp.                                             238,987
  6,000    EOG Resources, Inc.                                       390,300
298,570    Exxon Mobil Corp.                                      20,034,047
 89,000    Halliburton Co.                                         2,532,050
  6,100    Hess Corp.                                                252,662
  2,627    Kinder Morgan, Inc.                                       275,441
  8,854    Marathon Oil Corp.                                        680,873
  4,700    Murphy Oil Corp.                                          223,485
  7,800    Nabors Industries Ltd. *                                  232,050
  4,400    National-Oilwell Varco, Inc. *                            257,620
  3,400    Noble Corp.                                               218,212
 13,200    Noble Energy, Inc.                                        601,788
186,112    Occidental Petroleum Corp.                              8,953,848
 58,400    Pride International, Inc. *                             1,601,328
  2,600    Rowan Cos., Inc.                                           82,238
123,800    Schlumberger Ltd.                                       7,679,314
  4,900    Smith International, Inc.                                 190,120
  3,400    Sunoco, Inc.                                              211,446
  7,900    Transocean, Inc. *                                        578,517
 15,100    Valero Energy Corp.                                       777,197
 56,000    Weatherford International Ltd. *                        2,336,320
 91,600    Williams Cos., Inc.                                     2,186,492
 36,233    XTO Energy, Inc.                                        1,526,496
                                                                  ----------
                                                                  77,382,731
                                                                  ----------
PHARMACEUTICALS - 5.4%

126,065    Abbott Laboratories                                     6,121,716
  3,848    Allergan, Inc.                                            433,323
  5,332    AmerisourceBergen Corp.                                   241,006
  2,700    Barr Pharmaceuticals, Inc. *                              140,238
152,558    Bristol-Myers Squibb Co.                                3,801,745
 10,372    Cardinal Health, Inc.                                     681,855
 10,954    Caremark Rx, Inc.                                         620,763
 87,146    Eli Lilly & Co.                                         4,967,322
  3,600    Express Scripts, Inc. *                                   271,764
  8,200    Forest Laboratories, Inc. *                               415,002
 90,800    Gilead Sciences, Inc. *                                 6,237,960
  3,935    Hospira, Inc. *                                           150,593
  6,366    King Pharmaceuticals, Inc. *                              108,413
  7,598    Medco Health Solutions, Inc. *                            456,716
127,794    Merck & Co., Inc.                                       5,354,569
  4,900    Mylan Laboratories, Inc.                                   98,637
181,074    Pfizer, Inc.                                            5,135,259
215,124    Schering-Plough Corp.                                   4,752,089
  2,800    Watson Pharmaceuticals, Inc. *                             73,276
122,664    Wyeth                                                   6,236,238
                                                                  ----------
                                                                  46,298,484
                                                                  ----------
REAL ESTATE - 1.4%

  2,500    Apartment Investment & Management Co. REIT                136,025
  5,200    Archstone-Smith Trust REIT                                283,088
  2,800    Boston Properties, Inc. REIT                              289,352
  9,200    Equity Office Properties Trust REIT                       365,792
  6,998    Equity Residential REIT                                   353,959
 94,130    General Growth Properties, Inc. REIT                    4,485,294
102,200    Kimco Realty Corp. REIT                                 4,381,314
  6,100    ProLogis REIT                                             348,066
  3,000    Public Storage, Inc. REIT                                 257,970
  6,075    Realogy Corp. *                                           137,781
  5,471    Simon Property Group, Inc. REIT                           495,782
  2,900    Vornado Realty Trust REIT                                 316,100
                                                                  ----------
                                                                  11,850,523
                                                                  ----------
RETAIL - 4.8%

  4,057    AutoNation, Inc. *                                         84,791
  1,300    Autozone, Inc. *                                          134,290
  7,200    Bed Bath & Beyond, Inc. *                                 275,472
 10,050    Best Buy Co., Inc.                                        538,278
  2,700    Big Lots, Inc. *                                           53,487
  3,500    Circuit City Stores, Inc.                                  87,885
 11,821    Costco Wholesale Corp.                                    587,267
142,600    CVS Corp.                                               4,580,312
  1,200    Dillard's, Inc.                                            39,276
  7,650    Dollar General Corp.                                      104,270
  4,200    Family Dollar Stores, Inc.                                122,808
 13,546    Federated Department Stores, Inc.                         585,323
 47,168    Gap, Inc.                                                 893,834
123,512    Home Depot, Inc.                                        4,479,780
  5,800    JC Penney Co., Inc.                                       396,662
  8,500    Kohl's Corp. *                                            551,820
  8,772    Limited Brands, Inc.                                      232,370
195,500    Lowe's Cos., Inc.                                       5,485,730
 80,100    Michaels Stores, Inc.                                   3,487,554
  5,700    Nordstrom, Inc.                                           241,110
  7,000    Office Depot, Inc. *                                      277,900
  2,000    OfficeMax, Inc.                                            81,480
  3,600    RadioShack Corp.                                           69,480
  2,028    Sears Holdings Corp. *                                    320,607
 18,150    Staples, Inc.                                             441,589
 27,300    Talbots, Inc.                                             743,925
 98,425    Target Corp.                                            5,437,981
  3,382    Tiffany & Co.                                             112,282
 48,800    TJX Cos., Inc.                                          1,367,864
167,365    Wal-Mart Stores, Inc.                                   8,254,442
 25,100    Walgreen Co.                                            1,114,189
                                                                  ----------
                                                                  41,184,058
                                                                  ----------
SAVINGS & LOAN - 0.8%

 69,422    Golden West Financial Corp. *                           5,362,849
 32,025    Sovereign Bancorp, Inc.                                   688,858
 23,759    Washington Mutual, Inc.                                 1,032,804
                                                                  ----------
                                                                   7,084,511
                                                                  ----------
SEMICONDUCTORS - 3.1%

 89,983    Advanced Micro Devices, Inc. *                          2,236,078
  9,100    Altera Corp. *                                            167,258
  9,000    Analog Devices, Inc.                                      264,510
 34,061    Applied Materials, Inc.                                   603,901
 11,450    Broadcom Corp. *                                          347,393

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                              Value
----------------------------------------------------------------------------
  9,907    Freescale Semiconductor, Inc. Class B *                   376,565
374,735    Intel Corp.                                             7,708,299
 66,600    Kla-Tencor Corp.                                        2,961,702
  7,700    Linear Technology Corp.                                   239,624
 10,000    LSI Logic Corp. *                                          82,200
  8,000    Maxim Integrated Products, Inc.                           224,560
 18,200    Micron Technology, Inc. *                                 316,680
  8,300    National Semiconductor Corp.                              195,299
  3,500    Novellus Systems, Inc. *                                   96,810
  8,900    Nvidia Corp. *                                            263,351
  5,700    PMC - Sierra, Inc. *                                       33,858
  4,000    QLogic Corp. *                                             75,600
  4,718    Teradyne, Inc. *                                           62,089
286,508    Texas Instruments, Inc.                                 9,526,391
  8,400    Xilinx, Inc.                                              184,380
                                                                  ----------
                                                                  25,966,548
                                                                  ----------
SOFTWARE - 3.2%

 14,800    Adobe Systems, Inc. *                                     554,260
  5,600    Autodesk, Inc. *                                          194,768
 14,100    Automatic Data Processing, Inc.                           667,494
  5,300    BMC Software, Inc. *                                      144,266
  9,693    CA, Inc.                                                  229,627
  4,600    Citrix Systems, Inc. *                                    166,566
 10,200    Compuware Corp. *                                          79,458
 92,000    Electronic Arts, Inc. *                                 5,122,560
 63,478    First Data Corp.                                        2,666,076
  4,200    Fiserv, Inc. *                                            197,778
  5,223    IMS Health, Inc.                                          139,141
  8,200    Intuit, Inc. *                                            263,138
548,620    Microsoft Corp.                                        14,993,784
  7,300    Novell, Inc. *                                             44,676
100,455    Oracle Corp. *                                          1,782,072
  2,680    Parametric Technology Corp. *                              46,793
                                                                  ----------
                                                                  27,292,457
                                                                  ----------
TELECOMMUNICATIONS - 6.2%

  3,085    ADC Telecommunications, Inc. *                             46,275
  9,600    Alltel Corp.                                              532,800
232,924    AT&T, Inc.                                              7,584,005
 11,341    Avaya, Inc. *                                             129,741
154,068    BellSouth Corp.                                         6,586,407
  3,000    CenturyTel, Inc.                                          119,010
  1,957    Ciena Corp. *                                              53,332
412,919    Cisco Systems, Inc. *                                   9,497,137
  9,100    Citizens Communications Co.                               127,764
  4,800    Comverse Technology, Inc. *                               102,912
283,600    Corning, Inc. *                                         6,922,676
  3,630    Embarq Corp.                                              175,583
 37,800    JDS Uniphase Corp. *                                       82,782
 13,700    Juniper Networks, Inc. *                                  236,736
111,368    Lucent Technologies, Inc. *                               260,601
217,600    Motorola, Inc.                                          5,440,000
214,853    Qualcomm, Inc.                                          7,809,907
 38,958    Qwest Communications International *                      339,714
224,166    Sprint Nextel Corp.                                     3,844,447
 11,100    Tellabs, Inc. *                                           121,656
 72,370    Verizon Communications, Inc.                            2,687,098
 12,325    Windstream Corp. *                                        162,567
                                                                  ----------
                                                                  52,863,150
                                                                  ----------
TRANSPORTATION - 2.0%

  9,012    Burlington Northern Santa Fe Corp.                        661,841
 21,300    Con-way, Inc.                                             954,666
 11,200    CSX Corp.                                                 367,696
 49,900    FedEx Corp.                                             5,423,132
 46,300    Landstar System, Inc.                                   1,977,010
 10,400    Norfolk Southern Corp.                                    458,120
  1,600    Ryder System, Inc.                                         82,688
  6,700    Union Pacific Corp.                                       589,600
 89,087    United Parcel Service, Inc. Class B                     6,408,919
                                                                  ----------
                                                                  16,923,672
                                                                  ----------
UTILITIES- ELECTRIC - 2.9%

 16,400    AES Corp. *                                               334,396
  4,000    Allegheny Energy, Inc. *                                  160,680
  5,000    Ameren Corp.                                              263,950
  9,800    American Electric Power Co., Inc.                         356,426
  7,200    Centerpoint Energy, Inc.                                  103,104
  5,800    CMS Energy Corp. *                                         83,752
  6,000    Consolidated Edison, Inc.                                 277,200
  4,300    Constellation Energy Group, Inc.                          254,560
 31,900    Dominion Resources, Inc.                                2,440,031
  4,363    DTE Energy Co.                                            181,108
 31,154    Duke Energy Corp.                                         940,851
  8,000    Edison International                                      333,120
  5,100    Entergy Corp.                                             398,973
129,074    Exelon Corp.                                            7,814,140
  8,193    FirstEnergy Corp.                                         457,661
 61,100    FPL Group, Inc.                                         2,749,500
  6,884    NiSource, Inc.                                            149,658
 40,700    Northeast Utilities                                       947,089
 42,400    PG&E Corp.                                              1,765,960
  2,400    Pinnacle West Capital Corp.                               108,120
  9,310    PPL Corp.                                                 306,299
  6,119    Progress Energy, Inc.                                     277,680
  6,100    Public Service Enterprise Group, Inc.                     373,259
 18,400    Southern Co.                                              634,064
  4,800    TECO Energy, Inc.                                          75,120
 41,832    TXU Corp.                                               2,615,337
 10,260    Xcel Energy, Inc.                                         211,869
                                                                  ----------
                                                                  24,613,907
                                                                  ----------
UTILITIES- GAS - 0.2%

  4,200    KeySpan Corp.                                             172,788
  1,000    Nicor, Inc.                                                42,760
    900    Peoples Energy Corp.                                       36,585
  6,300    Sempra Energy                                             316,575

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2006 (Unaudited) (continued)


Shares                                                               Value
------------------------------------------------------------------------------
    59,000    UGI Corp.                                             1,442,550
                                                                 ------------
                                                                    2,011,258
                                                                 ------------
TOTAL COMMON STOCKS
  (Cost $715,233,976 )                                            831,787,725
                                                                 ------------
DEPOSITARY RECEIPTS - 1.1%

INSURANCE - 0.3%
    67,100    ING Groep N.V. ADR                                    2,951,058
                                                                 ------------

TELECOMMUNICATIONS - 0.8%
   302,200    Deutsche Telekom AG ADR                               4,795,914
   102,600    Nokia OYJ ADR                                         2,020,194
                                                                 ------------
                                                                    6,816,108
                                                                 ------------
TOTAL DEPOSITARY RECEIPTS
  (Cost $9,969,877)                                                 9,767,166
                                                                 ------------
Principal
Amount                                                               Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT & AGENCY SECURITIES - 0.0%

   323,000    United States Treasury Bill 4.800%, 12/07/06            320,202
                                                                 ------------

MUTUAL FUND - 1.4%

11,894,618    Goldman Sachs Prime Obligations Fund 5.221% (b)      11,894,618
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $12,214,732)                                               12,214,820
                                                                 ------------
TOTAL INVESTMENTS - 100.2%
  (Cost $737,418,585)                                             853,769,711
                                                                 ------------
Liabilities in excess of other assets - (0.2)%                     (2,115,811)
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $851,653,900
                                                                 ============

FOOT NOTES TO THE PORTFOLIO OF INVESTMENTS:

* - Non-income producing security
(a) - Affiliated issuer. See table below for more information.
(b) - Rate quoted represents the seven day yield of the Fund.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual Report.

SECURITY ABBREVIATIONS:

ADR--American Depositary Receipt
REIT--Real Estate Investment Trust

See Notes to Portfolio of Investments






AFFILIATED ISSUER:

               Number of   Shares Purchased       Shares Sold      Number of
Security      Shares held For the Nine Months For the Nine Months Shares held Realized Gain
Description   at 12/31/05   Ended 09/30/06      Ended 09/30/06    at 09/30/06 on shares sold
-----------   ----------- ------------------- ------------------- ----------- --------------
Metlife, Inc.   19,100           1,400               1,900          18,600       $25,414

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited)

Principal
Amount                                                                 Value
------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 37.2%

AEROSPACE & DEFENSE - 0.1%

  200,000    Boeing Co.
             6.125% , 02/15/33                                         215,811
             General Dynamics Corp.
   50,000    3.000% , 05/15/08                                          48,294
   50,000    4.250% , 05/15/13                                          47,344
   25,000    4.500% , 08/15/10                                          24,442
   25,000    5.375% , 08/15/15                                          25,165
   25,000    Goodrich Corp.
             7.625% , 12/15/12                                          27,829
   50,000    Lockheed Martin Corp.
             7.200% , 05/01/36                                          59,254
             Northrop Grumman Corp.
  230,000    4.079% , 11/16/06                                         229,619
  150,000    7.750% , 02/15/31                                         187,061
             Raytheon Co.
  100,000    4.850% , 01/15/11                                          98,282
   10,000    5.500% , 11/15/12                                          10,087
    4,000    6.000% , 12/15/10                                           4,105
   50,000    6.400% , 12/15/18                                          53,631
             United Technologies Corp.
  150,000    4.375% , 05/01/10                                         146,496
  120,000    5.400% , 05/01/35                                         116,427
   50,000    7.500% , 09/15/29                                          61,662
                                                                     ---------
                                                                     1,355,509
                                                                     ---------
AIRLINES - 0.2%

  294,028    American Airlines, Inc.
             3.857% , 07/09/10                                         278,562
             Continental Airlines, Inc.
  319,890    6.545% , 02/02/19                                         325,422
1,224,724    6.648% , 09/15/17                                       1,246,157
   50,000    Southwest Airlines Co.
             5.125% , 03/01/17                                          47,340
                                                                     ---------
                                                                     1,897,481
                                                                     ---------
APPAREL & TEXTILES - 0.0%

             Jones Apparel Group, Inc.
   25,000    4.250% , 11/15/09                                          23,888
   25,000    5.125% , 11/15/14                                          22,666
   25,000    6.125% , 11/15/34                                          21,589
  100,000    Mohawk Industries, Inc.
             5.750% , 01/15/11                                          99,579
                                                                     ---------
                                                                       167,722
                                                                     ---------
ASSET BACKED & MORTGAGE BACKED OBLIGATIONS - 12.4%

2,150,000    AESOP Funding II LLC
             3.720% , 07/20/09 (a)                                   2,101,094
   23,679    AFC Home Equity Loan Trust
             5.624% , 06/25/30 (b)                                      23,741
             AmeriCredit Automobile Receivables Trust
3,000,000    2.870% , 02/07/11                                       2,952,912
  200,000    3.430% , 07/06/11                                         194,909
   25,201    Amortizing Residential Collateral Trust
             5.610% , 01/01/32 (b)                                      25,162
2,700,000    ARG Funding Corp. 2005-1A A 3
             4.290% , 04/20/11 (a)                                   2,628,588
             Banc of America Commercial Mortgage, Inc.
  225,000    4.933% , 07/10/45                                         218,484
2,340,000    5.889% , 07/10/44                                       2,431,994
  300,000    Banc of America Commercial Mortgage, Inc. 2002-2 A2
             4.772% , 07/11/43                                         297,192
  500,000    Banc of America Commercial Mortgage, Inc. 2003-2 A4
             5.061% , 03/11/41                                         494,378
2,100,000    Banc of America Commercial Mortgage, Inc. 2005-3 A4
             4.668% , 07/10/43                                       2,004,144
  210,000    Banc of America Commercial Mortgage, Inc. 2005-5 A4
             5.115% , 10/10/45                                         206,547
1,205,000    Banc of America Commercial Mortgage, Inc. 2006-A 2A1
             5.354% , 09/10/47 (b)                                   1,197,655
1,077,262    Banc of America Mortgage Securities, Inc. 2006-2 A15
             6.000% , 07/25/36                                       1,085,179
1,979,700    Banc of America Mortgage Securities, Inc. 2006 A1
             5.431% , 02/25/36 (b)                                   1,974,481
1,006,263    Bay View Auto Trust
             3.440% , 04/25/12                                         982,764
1,100,000    Bear Stearns Adjustable Rate Mortgage Trust
             3.514% , 06/25/34 (b)                                   1,062,453
  485,905    Bear Stearns Asset Backed Securities, Inc.
             5.780% , 10/27/32                                         488,224
1,478,500    Bear Stearns Commercial Mortgage Securities
             1999-WF2 A2
             7.080% , 07/15/31                                       1,539,711
  500,000    Bear Stearns Commercial Mortgage Securities
             2002-TOP6 A2
             6.460% , 10/15/36                                         527,640
  500,000    Bear Stearns Commercial Mortgage Securities
             2004-T14 A3
             4.800% , 01/12/41                                         491,739
  500,000    Bear Stearns Commercial Mortgage Securities
             2005-PW10 A4
             5.405% , 12/11/40                                         502,272
2,150,000    Bear Stearns Commercial Mortgage Securities
             2005-PWR A4A
             4.871% , 09/11/42                                       2,080,124
  500,000    Bear Stearns Commercial Mortgage Securities
             2005-PWR7 AAB
             4.980% , 02/11/41                                         492,986
1,466,857    Bear Stearns Commercial Mortgage Securities
             2005-T20 A2
             5.127% , 10/12/42                                       1,463,699
1,000,000    Bear Stearns Commercial Mortgage Securities
             2005-T20 A4A
             5.303% , 10/12/42 (b)                                     992,437
  915,000    Bear Stearns Commercial Mortgage Securities
             2006-PW13 AM
             5.582% , 09/11/41                                         927,736

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                 Value
------------------------------------------------------------------------------
             Capital One Multi Asset Execution Trust
  100,000    2.950% , 08/17/09                                          99,912
  225,000    5.150% , 06/16/14                                         226,507
  425,523    Centex Home Equity
             3.235% , 02/25/32                                         415,996
  150,000    Chase Manhattan Auto Owner Trust
             5.110% , 04/15/14                                         150,597
  831,011    CIGNA CBO 1996-1 Ltd.
             6.460% , 11/15/08 (a)                                     831,643
             Citibank Credit Card Issuance Trust
  100,000    2.900% , 05/17/10                                          96,591
  500,000    4.900% , 12/12/16                                         490,657
  180,000    4.950% , 02/09/09                                         179,758
  150,000    Comed Transitional Funding Trust
             5.740% , 12/25/10                                         151,297
  694,543    Commercial Mortgage Acceptance Corp.
             6.735% , 12/15/30                                         700,682
  621,825    Commercial Mortgage Lease Backed Certificates
             6.746% , 06/20/31 (a)                                     658,804
             Countrywide Alternative Loan Trust
3,100,000    5.525% , 10/25/36 (b)                                   3,100,000
2,254,306    5.590% , 07/25/35                                       2,260,056
1,793,005    5.680% , 09/25/35                                       1,801,287
   50,755    Countrywide Asset-Backed Certificates 2002-BC1 A
             5.990% , 04/25/32 (b)                                      50,776
  100,000    Countrywide Asset-Backed Certificates 2005-11 AF3
             4.778% , 02/25/36                                          98,582
  100,000    Countrywide Asset-Backed Certificates 2005-7 AF4
             4.867% , 11/25/35                                          98,283
1,593,574    Countrywide Home Loans, Inc. 2005-3 1A2
             5.620% , 04/25/35 (b)                                   1,599,070
1,860,755    Countrywide Home Loans, Inc. 2006-HYB1 1A1
             5.398% , 03/20/36 (b)                                   1,854,693
             Credit Suisse Mortgage Capital Certificates
2,275,000    5.512% , 02/15/39                                       2,299,454
3,000,000    5.609% , 02/15/39 (b)                                   3,046,211
  773,479    Crimmi Mae Commercial Mortgage Trust
             7.000% , 06/02/33 (a)                                     777,478
  591,001    Crusade Global Trust
             5.707% , 01/17/34 (b)                                     592,026
             CS First Boston Mortgage Securities Corp.
  500,000    4.609% , 02/15/38                                         491,923
  150,000    5.100% , 08/15/38                                         149,524
  550,000    5.230% , 12/15/40                                         544,016
3,000,000    7.545% , 04/15/62                                       3,198,341
1,615,000    DaimlerChrysler Auto Trust 2006 B A4
             5.380% , 03/08/11                                       1,630,613
2,375,000    E-Trade RV and Marine Trust
             3.620% , 10/08/18                                       2,284,324
   79,292    EMC Mortgage Loan Trust
             5.800% , 05/25/39 (a),(b)                                  79,689
  155,369    EQCC Trust
             5.630% , 11/25/31 (b)                                     155,445
1,238,095    First Union-Lehman Brothers-Bank of America
             6.560% , 11/18/35                                       1,255,077
  750,000    Ford Credit Auto Owner Trust 2005-B A4
             4.380% , 01/15/10                                         741,243
  453,444    Franklin Auto Trust
             3.570% , 03/16/09                                         451,329
             GE Capital Commercial Mortgage Corp.
  451,810    5.082% , 11/10/45 (b)                                     451,414
2,200,000    5.511% , 11/10/45 (b)                                   2,207,576
  456,096    5.994% , 12/10/35                                         463,467
  350,000    6.531% , 05/15/33                                         367,463
             GMAC Commercial Mortgage Securities, Inc.
1,000,000    4.865% , 09/25/34                                         983,410
   70,000    5.389% , 10/15/38                                          70,390
1,323,295    6.700% , 05/15/30 - 04/15/34                            1,359,465
  105,839    Green Tree Financial Corp.
             8.100% , 07/15/26                                          22,123
             Greenwich Capital Commercial Funding Corp.
  200,000    4.948% , 01/11/35                                         196,292
  250,000    5.426% , 06/10/36                                         250,166
  750,000    Hertz Vehicle Financing LLC
             2.380% , 05/25/08 (a)                                     741,043
  299,880    Honda Auto Receivables 2003-4 A4
             2.790% , 03/16/09                                         295,973
  230,572    Indy Mac Home Equity Loan Asset-Backed Trust
             5.590% , 03/25/31 (b)                                     232,382
             Indy Mac Index Mortgage Loan Trust
  601,322    5.099% , 09/25/35                                         583,661
1,250,000    5.670% , 12/25/35                                       1,249,250
2,500,000    JP Morgan Chase & Co.
             4.625% , 03/15/46                                       2,461,485
             JP Morgan Chase Commercial Mortgage Securities Corp.
  150,000    4.895% , 09/12/37                                         145,312
1,100,000    4.918% , 10/15/42                                       1,066,542
  500,000    5.472% , 01/12/43 (b)                                     499,952
2,000,000    5.481% , 12/12/44                                       2,017,255
  250,000    5.544% , 06/12/41 (b)                                     252,217
2,008,403    JP Morgan Mortgage Trust
             5.852% , 06/25/36                                       2,025,254
             LB-UBS Commercial Mortgage Trust
  261,065    1.189% , 06/15/36 (a),(b)                                   9,855
  250,000    5.020% , 08/15/29                                         245,368
  500,000    5.372% , 09/15/39                                         502,471
  590,000    MBNA Master Credit Card Trust 2000-L A
             6.500% , 04/15/10                                         599,138
1,650,000    Merrill Auto Trust Securitization 2005 1 A3
             4.100% , 08/25/09                                       1,633,250
2,029,445    Merrill Lynch Mortgage Investors, Inc. 2006-2 2a
             5.507% , 05/25/36 (b)                                   2,034,778

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                 Value
-------------------------------------------------------------------------------
  400,000    Merrill Lynch Mortgage Trust 2003-KEY1 A4
             5.236% , 11/12/35                                          398,366
2,100,000    Merrill Lynch Mortgage Trust 2005-CIP1 A4
             5.047% , 07/12/38                                        2,056,649
  500,000    Merrill Lynch Mortgage Trust 2005-CKI1 A6
             5.417% , 11/12/37 (b)                                      498,684
  297,775    Mesa Trust Asset Backed Certificates
             5.730% , 12/25/31 (b)                                      299,133
1,665,794    Morgan Stanley Capital I, Inc. 2004-IQ7 A1
             4.030% , 06/15/38                                        1,632,409
             Morgan Stanley Capital I, Inc. 2005-HQ6 A4A
  930,000    4.946% , 08/13/42                                          907,211
  250,000    4.989% , 08/13/42                                          243,874
1,500,000    Morgan Stanley Capital I, Inc. 2005-IQ9 A5
             4.700% , 07/15/56                                        1,437,641
  150,000    Morgan Stanley Capital I, Inc. 2005-T19 AAB
             4.852% , 06/12/47                                          146,872
  202,278    Morgan Stanley Dean Witter Capital Corp. Heloc
             Trust 2005-1 A
             5.520% , 07/25/17 (b)                                      202,428
             Morgan Stanley Dean Witter Capital I
  150,000    4.050% , 01/13/41                                          145,321
   28,155    5.160% , 12/15/35                                           28,071
3,000,000    7.200% , 10/15/33                                        3,183,077
  570,913    Nationslink Funding Corp.
             6.867% , 01/22/26                                          594,774
1,855,000    Navistar Financial Corp. Owner Trust
             3.530% , 10/15/12                                        1,799,294
             Nomura Asset Securities Corp.
2,220,000    6.590% , 03/15/30                                        2,257,248
  525,000    6.690% , 03/15/30                                          558,984
4,905,372    Oakwood Mortgage Investors, Inc.
             6.000% , 05/15/08-08/15/10                                 499,483
1,389,917    Onyx Acceptance Grantor Trust
             2.940% , 12/15/10                                        1,371,064
  350,000    PNC Mortgage Acceptance Corp.
             6.360% , 03/12/34                                          365,261
2,933,155    Prime Mortgage Trust
             7.448% , 10/25/32 (b)                                    3,014,839
  559,782    Provident Bank Home Equity Loan Trust
             5.600% , 08/25/31 (b)                                      560,169
  550,000    Providian Gateway Master Trust
             3.650% , 11/15/11 (a)                                      539,859
  500,000    Renaissance Home Equity Loan Trust
             6.066% , 02/25/36                                          501,978
             Residential Asset Mortgage Products, Inc.
  143,618    4.546% , 10/25/32                                          144,218
  159,653    6.553% , 03/25/33                                          159,824
  155,465    Residential Asset Securities Corp.
             5.630% , 04/25/33 (b)                                      155,522
  500,000    Residential Asset Securitization Trust
             5.500% , 12/25/35                                          490,345
   15,651    Sail Net Interest Margin Notes
             7.750% , 04/27/33 (a)                                        6,450
2,700,000    Susquehanna Auto Lease Trust 2005-1 A3
             4.430% , 06/16/08 (a)                                    2,677,753
  247,515    UCFC Home Equity Loan
             6.905% , 04/15/30                                          247,042
  781,675    Wachovia Asset Securitization, Inc.
             5.755% , 09/27/32 (b)                                      783,320
             Wachovia Bank Commercial Mortgage Trust
  150,000    4.748% , 02/15/41                                          144,844
  250,000    5.242% , 12/15/44                                          250,446
  225,000    5.417% , 01/15/45                                          226,702
  600,000    5.765% , 07/15/45                                          617,372
1,145,339    Washington Mutual, Inc. 2005-AR6 2A1A
             5.560% , 04/25/45 (b)                                    1,147,912
1,878,042    Washington Mutual, Inc. 2006-AR10 1A1
             5.980% , 09/25/36 (b)                                    1,895,231
1,974,373    Wells Fargo Mortgage Backed Securities Trust
             2006-AR5 2A1
             5.544% , 04/25/36 (b)                                    1,979,717
   72,740    WFS Financial Owner Trust
             2.740% , 09/20/10                                           72,273
                                                                    -----------
                                                                    119,158,741
                                                                    -----------
AUTOMOTIVE - 0.5%

             DaimlerChrysler NA Holding Corp.
  150,000    4.050% , 06/04/08                                          146,476
  200,000    4.875% , 06/15/10                                          194,321
  790,000    5.875% , 03/15/11                                          791,038
   40,000    6.500% , 11/15/13                                           41,019
  190,000    7.200% , 09/01/09                                          197,971
   90,000    7.300% , 01/15/12                                           95,659
  350,000    7.750% , 01/18/11                                          374,995
  520,000    8.500% , 01/18/31                                          617,973
1,280,000    Ford Motor Co.
             7.450% , 07/16/31 #                                        988,800
1,080,000    General Motors Corp.
             8.375% , 07/15/33 #                                        934,200
  100,000    Johnson Controls, Inc.
             5.500% , 01/15/16                                           97,720
                                                                    -----------
                                                                      4,480,172
                                                                    -----------
BANKING - 2.5%

  100,000    Abbey National Capital Trust I
             8.963% , 12/29/49                                          132,164
   50,000    ABN Amro Bank NV
             4.650% , 06/04/18                                           46,411
             African Development Bank
  100,000    3.250% , 08/01/08                                           97,320
   25,000    3.750% , 01/15/10                                           24,155
   30,000    American Express Centurion Bank
             4.375% , 07/30/09                                           29,448
             Asian Development Bank
  100,000    4.125% , 09/15/10                                           97,285
  350,000    4.250% , 10/20/14                                          333,003
   25,000    Banco Bradesco SA
             8.750% , 10/24/13                                           28,312
             Bank of America Corp.
   50,000    3.375% , 02/17/09                                           48,107

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                 Value
------------------------------------------------------------------------------
   50,000    3.875% , 01/15/08                                          49,161
  500,000    4.750% , 08/15/13                                         483,548
  100,000    5.125% , 11/15/14                                          98,825
   25,000    5.375% , 06/15/14                                          25,108
  200,000    6.800% , 03/15/28                                         223,039
2,250,000    7.400% , 01/15/11                                       2,435,121
   50,000    Bank of America Corp. Capital Trust VI
             5.625% , 03/08/35                                          46,366
   70,000    Bank of Tokyo-Mitsubishi Ltd.
             8.400% , 04/15/10                                          76,857
  300,000    Bank One Corp.
             7.875% , 08/01/10                                         327,080
   25,000    Banque Centrale de Tunisie
             7.375% , 04/25/12                                          27,100
             BB&T Corp.
   50,000    4.750% , 10/01/12                                          48,701
  100,000    5.250% , 11/01/19                                          96,921
             China Development Bank
   25,000    4.750% , 10/08/14                                          23,856
  100,000    5.000% , 10/15/15                                          96,594
   50,000    Corporacion Andina de Fomento
             6.875% , 03/15/12                                          53,271
   50,000    Deutsche Bank Financial, Inc.
             7.500% , 04/25/09                                          52,604
  100,000    Development Bank of Japan
             4.250% , 06/09/15                                          94,206
             European Investment Bank
  300,000    3.500% , 03/14/08                                         293,789
  100,000    4.000% , 03/03/10                                          97,352
  200,000    4.625% , 10/20/15                                         195,544
  150,000    4.875% , 02/15/36                                         142,562
             Export-Import Bank of Korea
   50,000    4.625% , 03/16/10                                          48,887
   50,000    5.125% , 03/16/15                                          48,834
             Fifth Third Bancorp
  100,000    4.200% , 02/23/10                                          97,174
   25,000    4.500% , 06/01/18                                          22,641
  200,000    First Union Institutional Capital I
             8.040% , 12/01/26                                         208,587
             Glitnir Banki HF
  460,000    6.330% , 07/28/11 (a)                                     469,510
  650,000    6.693% , 06/15/16 (a)                                     664,690
  250,000    HSBC Bank PLC
             6.950% , 03/15/11                                         266,085
             HSBC Bank USA NA
  275,000    3.875% , 09/15/09                                         265,998
  200,000    5.875% , 11/01/34                                         198,764
  200,000    HSBC Capital Funding LP
             4.610% , 12/29/49 (a)                                     185,401
   50,000    HSBC Holdings PLC
             5.250% , 12/12/12                                          49,829
   25,000    Huntington National Bank
             4.375% , 01/15/10                                          24,323
             Inter-American Development Bank
  150,000    4.250% , 09/14/15                                         142,991
  250,000    4.375% , 10/19/07 - 09/20/12                              247,471
  100,000    4.500% , 09/15/14                                          97,461
  600,000    7.375% , 01/15/10                                         645,448
   50,000    International Bank for Reconstruction & Development
             4.750% , 02/15/35                                          46,961
  100,000    Japan Bank for International Cooperation
             4.750% , 05/25/11                                          99,063
   50,000    KeyBank National Association
             5.800% , 07/01/14                                          50,972
  200,000    Keycorp Capital VII
             5.700% , 06/15/35                                         184,989
             KFW - Bankengruppe
  300,000    3.500% , 03/14/08                                         293,288
   50,000    3.750% , 01/24/08                                          49,052
   50,000    3.875% , 06/30/09                                          48,655
             Korea Development Bank
   75,000    4.250% , 11/13/07                                          74,097
  100,000    4.750% , 07/20/09                                          98,558
   75,000    5.500% , 11/13/12                                          75,346
   50,000    5.750% , 09/10/13                                          50,944
  200,000    Kreditanstalt fuer Wiederaufbau
             0.0% , 04/18/36 (c)                                        44,078
  300,000    Landesbank Baden-Wuerttemberg/New York
             6.350% , 04/01/12                                         315,256
1,040,000    Landsbanki Islands HF
             6.100% , 08/25/11 (a)                                   1,050,890
             Landwirtschaftliche Rentenbank
  150,000    3.625% , 10/20/09                                         144,571
  250,000    4.125% , 07/15/08                                         246,160
  100,000    4.875% , 11/16/15                                          98,492
             Marshall & Ilsley Bank
   50,000    4.375% , 08/01/09                                          49,035
  150,000    5.000% , 01/17/17                                         145,182
   25,000    5.250% , 09/04/12                                          25,151
  100,000    Marshall & Ilsley Corp.
             5.350% , 04/01/11                                         100,434
  200,000    Mellon Bank NA
             4.750% , 12/15/14                                         191,997
1,540,000    Mizuho Financial Group Cayman Ltd.
             5.790% , 04/15/14 (a)                                   1,556,640
   50,000    National City Bank
             4.250% , 07/01/18                                          44,673
             Nordic Investment Bank
  100,000    3.875% , 06/15/10                                          96,898
  200,000    4.875% , 03/15/11                                         199,366
   50,000    Oesterreichische Kontrollbank AG
             4.500% , 03/09/15                                          48,386
  830,000    Oversea-Chinese Banking Corp.
             7.750% , 09/06/11 (a)                                     914,440
   25,000    PNC Bank NA
             5.250% , 01/15/17                                          24,518
   25,000    Popular North America Capital Trust I
             6.564% , 09/15/34                                          24,307
             Popular North America, Inc.
  100,000    3.875% , 10/01/08                                          97,248
   25,000    4.700% , 06/30/09                                          24,515
             Rabobank Capital Funding Trust
  280,000    5.254% , 12/29/49 (a),(b)                                 270,265
   40,000    5.260% , 12/31/49 (a)                                      39,147
             RBS Capital Trust I
   25,000    5.512% , 09/29/49                                          24,291
  100,000    6.425% , 12/29/49                                         101,266
   30,000    Regions Financial Corp.
             6.375% , 05/15/12                                          31,501
   30,000    Royal Bank of Canada
             3.875% , 05/04/09                                          29,193

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
------------------------------------------------------------------------------
             Royal Bank of Scotland Group PLC
   10,000    4.700% , 07/03/18                                           9,313
  100,000    5.000% , 11/12/13 - 10/01/14                               97,538
  750,000    RSHB Capital SA for Russian Agricultural Bank
             7.175% , 05/16/13                                         777,090
  100,000    Santander Central Hispano Issuances
             7.625% , 09/14/10                                         108,496
  600,000    Shinsei Finance Cayman Ltd.
             6.418% , 01/29/49 (a),(b)                                 595,907
   25,000    SouthTrust Corp.
             5.800% , 06/15/14                                          25,451
   50,000    Sumitomo Mitsui Banking Corp.
             8.000% , 06/15/12                                          56,260
             SunTrust Banks, Inc.
   50,000    3.625% , 10/15/07                                          49,144
   25,000    4.000% , 10/15/08                                          24,432
   50,000    5.450% , 12/01/17                                          49,856
  400,000    Swiss Bank Corp. NY
             7.500% , 07/15/25                                         478,262
  125,000    UFJ Bank Ltd.
             7.400% , 06/15/11                                         135,037
   25,000    Union Planters Corp.
             4.375% , 12/01/10                                          24,293
   25,000    UnionBancal Corp.
             5.250% , 12/16/13                                          24,639
             US Bancorp
  710,000    3.125% , 03/15/08                                         689,502
   50,000    5.300% , 04/28/09                                          50,192
             US Bank National Association
   10,000    3.750% , 02/06/09                                           9,704
  100,000    4.950% , 10/30/14                                          97,301
   50,000    6.300% , 02/04/14                                          52,977
  775,000    VTB Capital SA
             6.250% , 06/30/35 (a)                                     778,875
             Wachovia Bank National Association
   50,000    5.000% , 08/15/15                                          48,397
   50,000    5.600% , 03/15/16                                          50,456
  410,000    Wachovia Capital Trust III
             5.800% , 08/29/49                                         411,113
             Wachovia Corp.
  350,000    3.500% , 08/15/08                                         339,651
   40,000    3.625% , 02/17/09                                          38,634
  840,000    4.875% , 02/15/14                                         812,686
   50,000    5.250% , 08/01/14                                          49,449
   50,000    5.350% , 03/15/11                                          50,343
   50,000    7.500% , 04/15/35                                          59,981
             Wells Fargo & Co.
  200,000    4.125% , 03/10/08                                         197,028
  250,000    4.200% , 01/15/10                                         242,879
   15,000    4.625% , 04/15/14                                          14,304
  250,000    4.875% , 01/12/11                                         247,625
  100,000    5.125% , 09/15/16                                          97,921
  100,000    6.450% , 02/01/11                                         105,016
   30,000    Wells Fargo Capital I
             7.960% , 12/15/26                                          31,293
  200,000    Yell Finance BV
             4.125% , 10/15/14                                         190,191
             Zions Bancorp.
   25,000    5.650% , 05/15/14                                          25,040
   25,000    6.000% , 09/15/15                                          25,479
                                                                    ----------
                                                                    23,689,484
                                                                    ----------
BIOTECHNOLOGY - 0.0%

  100,000    Amgen, Inc.
             4.850% , 11/18/14                                          96,543
             Genentech, Inc.
   50,000    4.400% , 07/15/10                                          48,783
  100,000    4.750% , 07/15/15                                          96,035
                                                                    ----------
                                                                       241,361
                                                                    ----------
BUILDING & CONSTRUCTION - 0.3%

  100,000    Centex Corp.
             5.125% , 10/01/13                                          94,788
  200,000    CRH America, Inc.
             5.300% , 10/15/13                                         193,384
             D.R. Horton, Inc.
  100,000    5.375% , 06/15/12                                          95,501
  100,000    6.000% , 04/15/11                                          99,412
1,200,000    6.875% , 05/01/13 #                                     1,225,764
             Lafarge SA
   25,000    6.150% , 07/15/11                                          25,537
   50,000    6.500% , 07/15/16                                          51,663
             Lennar Corp.
   25,000    5.500% , 09/01/14                                          23,868
   25,000    5.950% , 10/17/11 (a)                                      25,000
   25,000    6.500% , 04/15/16 (a)                                      25,135
             Masco Corp.
  100,000    4.800% , 06/15/15                                          90,929
   50,000    5.875% , 07/15/12                                          49,830
   50,000    MDC Holdings, Inc.
             5.375% , 12/15/14                                          45,427
             Pulte Homes, Inc.
   30,000    4.875% , 07/15/09                                          29,467
   50,000    5.200% , 02/15/15                                          46,821
   25,000    6.375% , 05/15/33                                          23,394
  910,000    7.875% , 08/01/11 - 06/15/32                              982,719
                                                                    ----------
                                                                     3,128,639
                                                                    ----------
BUSINESS SERVICES & SUPPLIES - 0.0%

             Pitney Bowes, Inc.
   50,000    4.625% , 10/01/12                                          48,361
   25,000    4.750% , 05/15/18                                          23,446
   25,000    4.875% , 08/15/14                                          24,201
                                                                    ----------
                                                                        96,008
                                                                    ----------
CHEMICALS - 0.3%

  920,000    Agrium, Inc.
             7.125% , 05/23/36                                         975,408
  840,000    Cytec Industries, Inc.
             5.500% , 10/01/10                                         834,957
  200,000    Dow Chemical Co.
             6.125% , 02/01/11                                         206,207
             E.I. Du Pont de Nemours
  250,000    4.125% , 04/30/10                                         241,740
   30,000    4.875% , 04/30/14                                          29,082
  125,000    FMC Corp.
             7.750% , 07/01/11                                         134,161
   50,000    Lubrizol Corp.
             5.500% , 10/01/14                                          48,771
  200,000    Potash Corp. of Saskatchewan, Inc.
             7.750% , 05/31/11                                         218,678

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                  Value
---------------------------------------------------------------
   75,000    Rohm and Haas Co.
             7.850% , 07/15/29                           91,777
                                                      ---------
                                                      2,780,781
                                                      ---------
COMMERCIAL SERVICES - 0.0%

   20,000    Equifax, Inc.
             4.950% , 11/01/07                           19,843
  150,000    RR Donnelley & Sons Co.
             5.500% , 05/15/15                          138,074
                                                      ---------
                                                        157,917
                                                      ---------
COMPUTERS & INFORMATION - 0.3%

             Electronic Data Systems Corp.
   75,000    6.500% , 08/01/13                           76,082
1,695,000    7.125% , 10/15/09                        1,772,850
  650,000    7.450% , 10/15/29 #                        713,287
             International Business Machines Corp.
   30,000    4.375% , 06/01/09                           29,499
  100,000    6.220% , 08/01/27                          106,030
  200,000    7.500% , 06/15/13                          224,736
                                                      ---------
                                                      2,922,484
                                                      ---------
CONTAINERS & PACKAGING - 0.1%

             Pactiv Corp.
   25,000    7.950% , 12/15/25                           27,577
  200,000    8.375% , 04/15/27                          228,875
  600,000    Sealed Air Corp.
             5.375% , 04/15/08 (a)                      599,136
                                                      ---------
                                                        855,588
                                                      ---------
COSMETICS & PERSONAL CARE - 0.1%

             Avon Products, Inc.
   20,000    4.200% , 07/15/18                           17,560
  150,000    5.125% , 01/15/11                          148,768
             Gillette Co.
   50,000    2.500% , 06/01/08                           47,901
   10,000    3.800% , 09/15/09                            9,691
             Procter & Gamble Co.
   30,000    4.950% , 08/15/14                           29,523
   25,000    5.800% , 08/15/34                           25,915
  200,000    6.875% , 09/15/09                          209,745
                                                      ---------
                                                        489,103
                                                      ---------
DIVERSIFIED FINANCIAL SERVICES - 5.9%

             AIFUL Corp.
  800,000    4.450% , 02/16/10 (a)                      766,663
  400,000    5.000% , 08/10/10 (a)                      388,948
   38,000    Alamosa Delaware, Inc.
             11.000% , 07/31/10                          41,515
   50,000    Allied Capital Corp.
             6.625% , 07/15/11                           50,969
   30,000    Allstate Life Global Funding Trust I
             4.500% , 05/29/09                           29,503
             American Express Co.
   20,000    3.750% , 11/20/07                           19,675
   50,000    4.750% , 06/17/09                           49,626
  150,000    6.800% , 09/01/66 (b)                      158,648
             American Express Credit Corp.
  100,000    3.000% , 05/16/08                           96,658
  100,000    5.000% , 12/02/10                           99,658
             American General Finance Corp.
  125,000    2.750% , 06/15/08                          120,015
  100,000    3.875% , 10/01/09                           96,655
1,340,000    5.400% , 12/01/15 #                      1,326,663
  100,000    Banque Paribas-NY
             6.875% , 03/01/09                          103,742
             Bear Stearns Cos., Inc.
   25,000    2.875% , 07/02/08                           24,043
   75,000    4.500% , 10/28/10                           72,990
   10,000    4.650% , 07/02/18                            9,225
   50,000    5.700% , 11/15/14                           50,717
             Boeing Capital Corp.
  200,000    4.750% , 08/25/08                          198,605
   65,000    5.800% , 01/15/13                           67,088
   70,000    6.500% , 02/15/12                           74,227
             Bunge Ltd. Finance Corp.
  100,000    5.100% , 07/15/15                           93,208
   15,000    5.875% , 05/15/13                           14,926
             Canada Mortgage & Housing Corp.
   75,000    3.875% , 04/01/10                           72,749
   50,000    5.000% , 09/01/11                           50,259
             Capital One Bank
   50,000    4.875% , 05/15/08                           49,703
   25,000    5.000% , 06/15/09                           24,838
   10,000    5.125% , 02/15/14                            9,762
   25,000    6.500% , 06/13/13                           26,147
             Capital One Financial Corp.
   50,000    5.250% , 02/21/17                           47,605
   60,000    5.700% , 09/15/11                           60,423
   25,000    6.250% , 11/15/13                           25,826
             Caterpillar Financial Services Corp.
  100,000    2.700% , 07/15/08                           95,748
   10,000    3.700% , 08/15/08                            9,730
  100,000    4.300% , 06/01/10                           97,116
             CIT Group, Inc.
  150,000    3.650% , 11/23/07                          147,452
   50,000    3.875% , 11/03/08                           48,673
   20,000    4.125% , 11/03/09                           19,384
  100,000    4.250% , 02/01/10                           96,953
  100,000    4.750% , 08/15/08                           99,161
   75,000    5.125% , 09/30/14                           73,104
  100,000    6.000% , 04/01/36                           97,371
   50,000    7.750% , 04/02/12                           55,360
             Citigroup, Inc.
2,000,000    5.000% , 09/15/14                        1,948,552
  150,000    5.125% , 02/14/11                          149,899
  500,000    5.850% , 08/02/16                          516,777
   50,000    Countrywide Financial Corp.
             6.250% , 05/15/16                           50,744
             Countrywide Home Loans, Inc.
  100,000    4.125% , 09/15/09                           96,874
   25,000    4.250% , 12/19/07                           24,695
             Credit Suisse First Boston USA, Inc.
  100,000    4.700% , 06/01/09                           98,922
  200,000    4.875% , 08/15/10 - 01/15/15               195,014
1,700,000    5.125% , 08/15/15                        1,661,296
  150,000    6.125% , 11/15/11                          155,571
  100,000    7.125% , 07/15/32                          117,182
  150,000    Credit Suisse USA, Inc.
             5.250% , 03/02/11                          150,109
             Eksportfinans A/S
   30,000    4.375% , 07/15/09                           29,477
  150,000    4.750% , 12/15/08                          149,351
  690,000    5.500% , 05/25/16                          711,669
1,560,000    Farmers Exchange Capital
             7.050% , 07/15/28 (a)                    1,598,913
  800,000    Financing Corp. FICO
             4.291% , 11/30/17 (c)                      458,027

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                          Value
-----------------------------------------------------------------------
  400,000    8.600% , 09/26/19                                  530,402
  140,000    9.650% , 11/02/18                                  196,866
             Ford Motor Credit Co.
1,260,000    6.625% , 06/16/08                                1,240,949
1,030,000    7.250% , 10/25/11                                  971,368
5,300,000    7.375% , 10/28/09 - 02/01/11                     5,133,076
  755,000    7.875% , 06/15/10                                  735,278
   20,000    Franklin Resources, Inc.
             3.700% , 04/15/08                                   19,524
   15,000    Fund American Cos., Inc.
             5.875% , 05/15/13                                   14,826
             General Electric Capital Corp.
   50,000    3.125% , 04/01/09                                   47,761
  250,000    3.500% , 12/05/07 - 05/01/08                       244,647
  300,000    4.250% , 01/15/08 - 06/15/12                       293,141
  650,000    4.375% , 11/21/11 - 03/03/12                       624,689
  250,000    5.000% , 11/15/11                                  248,041
  325,000    5.450% , 01/15/13 #                                328,969
  150,000    6.750% , 03/15/32                                  171,456
  500,000    7.375% , 01/19/10                                  533,391
             General Motors Acceptance Corp.
1,005,000    5.625% , 05/15/09                                  980,047
  730,000    6.125% , 08/28/07                                  728,960
  905,000    6.875% , 09/15/11                                  900,205
  450,000    7.750% , 01/19/10                                  461,090
   50,000    Genworth Global Funding
             5.750% , 05/15/13                                   51,328
   80,000    Goldman Sachs Capital I
             6.345% , 02/15/34                                   79,490
             Goldman Sachs Group, Inc.
  100,000    4.125% , 01/15/08                                   98,726
   50,000    4.750% , 07/15/13                                   48,013
  100,000    5.000% , 10/01/14                                   96,487
  250,000    5.150% , 01/15/14                                  244,418
  150,000    6.125% , 02/15/33                                  149,426
  400,000    6.875% , 01/15/11                                  423,949
             Household Finance Corp.
  430,000    6.375% , 11/27/12                                  451,115
   30,000    6.400% , 06/17/08                                   30,567
   20,000    7.000% , 05/15/12                                   21,624
  100,000    HSBC Finance Capital Trust IX
             5.911% , 11/30/35                                   99,977
             HSBC Finance Corp.
  300,000    4.125% , 03/11/08                                  295,581
2,000,000    6.750% , 05/15/11                                2,119,600
  200,000    ILFC E-Capital Trust II
             6.250% , 12/21/65 (a),(b)                          199,935
   50,000    International Finance Corp.
             5.125% , 05/02/11                                   50,463
             International Lease Finance Corp.
   50,000    3.750% , 06/30/09                                   48,740
  100,000    4.750% , 01/13/12                                   97,161
  100,000    5.450% , 03/24/11                                  100,619
1,150,000    5.875% , 05/01/13                                1,180,307
  250,000    6.375% , 03/15/09                                  256,203
  100,000    Japan Finance Corp. for Municipal Enterprises
             4.625% , 04/21/15                                   97,212
             Jefferies Group, Inc.
   25,000    5.500% , 03/15/16                                   24,416
  100,000    6.250% , 01/15/36                                   96,479
             John Deere Capital Corp.
   20,000    3.900% , 01/15/08                                   19,663
  470,000    5.100% , 01/15/13                                  464,655
  100,000    5.400% , 04/07/10                                  100,549
  100,000    7.000% , 03/15/12                                  107,934
             JP Morgan Chase & Co.
  250,000    0.0% , 04/15/27                                     53,242
   20,000    3.625% , 05/01/08                                   19,526
  250,000    3.737% , 07/01/27 (c)                               50,431
   20,000    3.800% , 10/02/09                                   19,276
  100,000    4.000% , 02/01/08                                   98,366
  100,000    4.750% , 03/01/15                                   95,388
  290,000    5.125% , 09/15/14                                  284,371
1,300,000    5.150% , 10/01/15                                1,268,050
   30,000    5.250% , 05/01/15                                   29,491
  300,000    6.000% , 01/15/09                                  304,423
1,885,000    6.625% , 03/15/12                                1,999,297
  300,000    6.750% , 02/01/11                                  317,259
  100,000    JP Morgan Chase Capital XVII
             5.850% , 08/01/35                                   95,239
  130,000    Kaupthing Bank HF
             5.750% , 10/04/11 (a)                              129,221
             Lehman Brothers Holdings, Inc.
  150,000    3.500% , 08/07/08                                  145,564
  600,000    4.000% , 01/22/08                                  590,436
  100,000    5.500% , 04/04/16                                   99,631
   50,000    5.750% , 05/17/13                                   50,888
  300,000    7.000% , 02/01/08                                  306,234
1,500,000    Lilacs Repackaging Co.
             5.138% , 01/15/64 (a)                            1,463,295
             MBNA America Bank
   30,000    4.625% , 08/03/09                                   29,612
   30,000    7.125% , 11/15/12                                   32,802
             MBNA Corp.
  100,000    6.125% , 03/01/13                                  104,303
   15,000    7.500% , 03/15/12                                   16,575
             Merrill Lynch & Co., Inc.
  190,000    3.125% , 07/15/08                                  183,210
  295,000    3.375% , 09/14/07                                  289,842
  300,000    3.700% , 04/21/08                                  293,456
   25,000    4.000% , 11/15/07                                   24,651
  100,000    4.125% , 09/10/09                                   97,102
  100,000    4.831% , 10/27/08                                   99,275
   50,000    5.000% , 02/03/14                                   48,756
  100,000    6.000% , 02/17/09                                  101,660
  100,000    6.220% , 09/15/26                                  101,725
  160,000    6.375% , 10/15/08                                  163,418
  300,000    6.875% , 11/15/18                                  333,885
             Morgan Stanley
  350,000    4.000% , 01/15/10                                  337,762
2,985,000    4.750% , 04/01/14                                2,838,675
  250,000    5.050% , 01/21/11                                  247,731
  400,000    5.300% , 03/01/13                                  399,385
   25,000    6.600% , 04/01/12                                   26,545
   25,000    7.250% , 04/01/32                                   28,982
  310,000    MUFG Capital Finance 1 Ltd.
             6.346% , 07/29/49                                  312,514
             National Rural Utilities Cooperative Finance
   10,000    4.375% , 10/01/10                                    9,706
   10,000    4.750% , 03/01/14                                    9,647
   30,000    7.250% , 03/01/12                                   32,793
   70,000    8.000% , 03/01/32                                   90,155
             Residential Capital Corp.
  100,000    6.000% , 02/22/11                                   99,878
  680,000    6.125% , 11/21/08                                  682,661
  100,000    6.375% , 06/30/10                                  101,178
  100,000    6.875% , 06/30/15                                  103,874

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                              Value
------------------------------------------------------------
  465,000    Resona Preferred Global Services
             7.191% , 12/29/49 (a)                   481,275
   25,000    Rio Tinto Finance USA Ltd.
             2.625% , 09/30/08                        23,714
1,100,000    SB Treasury Co. LLC
             9.400% , 12/29/49 (a),(b),(d)         1,168,947
             SLM Corp.
  150,000    4.500% , 07/26/10                       146,055
  200,000    5.375% , 05/15/14                       198,449
  850,000    5.440% , 04/01/09 (b)                   816,425
  100,000    5.450% , 04/25/11                       100,614
             Swedish Export Credit Corp.
  100,000    3.500% , 01/15/08                        98,293
  100,000    4.125% , 10/15/08                        98,372
   80,000    Textron Financial Corp.
             6.000% , 11/20/09                        81,982
  470,000    TNK-BP Finance SA
             7.500% , 07/18/16 (a)                   491,017
             Toyota Motor Credit Corp.
   50,000    5.450% , 05/18/11                        50,708
   25,000    5.500% , 12/15/08                        25,156
1,600,000    UFJ Finance Aruba AEC
             6.750% , 07/15/13                     1,712,331
   50,000    Unilever Capital Corp.
             5.900% , 11/15/32                        50,289
1,355,000    Western Union Co.
             5.930% , 10/01/16 (a)                 1,366,152
                                                  ----------
                                                  56,304,891
                                                  ----------

EDUCATION - 0.0%

   50,000    President & Fellows of Harvard
             6.300% , 10/01/37                        53,352
                                                  ----------
ELECTRICAL EQUIPMENT - 0.0%

  125,000    Emerson Electric Co.
             4.500% , 05/01/13                       120,124
                                                  ----------
ELECTRONICS - 0.1%

1,040,000    Avnet, Inc.
             6.625% , 09/15/16                     1,058,488
                                                  ----------
ENTERTAINMENT & LEISURE - 0.0%

   50,000    Sabre Holdings Corp.
             6.350% , 03/15/16                        49,648
                                                  ----------
ENVIRONMENTAL SERVICES - 0.3%

   25,000    Republic Services, Inc.
             6.750% , 08/15/11                        26,370
             Waste Management, Inc.
   10,000    5.000% , 03/15/14                         9,651
  370,000    6.500% , 11/15/08                       378,858
1,670,000    7.000% , 10/15/06 - 07/15/28          1,810,339
  100,000    7.375% , 08/01/10                       107,184
  105,000    7.750% , 05/15/32                       125,899
                                                  ----------
                                                   2,458,301
                                                  ----------
FOOD, BEVERAGE & TOBACCO - 0.9%

             Altria Group, Inc.
   25,000    5.625% , 11/04/08                        25,189
1,440,000    7.000% , 11/04/13                     1,570,067
  100,000    Anheuser-Busch Cos., Inc.
             9.000% , 12/01/09                       111,159
  150,000    Archer-Daniels-Midland
             7.500% , 03/15/27                       180,707
  100,000    Bottling Group LLC
             4.625% , 11/15/12                        97,047
  120,000    Brown-Forman Corp.
             3.000% , 03/15/08                       116,087
   75,000    Campbell Soup Co.
             5.000% , 12/03/12                        73,534
   25,000    Coca Cola HBC Finance BV
             5.500% , 09/17/15                        25,210
             Coca-Cola Enterprises, Inc.
   25,000    4.250% , 09/15/10                        24,230
  300,000    8.500% , 02/01/22                       383,436
  275,000    ConAgra Foods, Inc.
             6.750% , 09/15/11                       290,310
   30,000    Coors Brewing Co.
             6.375% , 05/15/12                        31,196
             Diageo Capital PLC
   50,000    3.375% , 03/20/08                        48,702
   60,000    3.500% , 11/19/07                        58,824
   50,000    4.375% , 05/03/10                        48,485
             Diageo Finance BV
   15,000    3.875% , 04/01/11                        14,147
  150,000    5.300% , 10/28/15                       147,108
   50,000    General Mills, Inc.
             6.000% , 02/15/12                        51,489
   50,000    Hershey Co.
             5.450% , 09/01/16                        50,569
  400,000    Kellogg Co.
             6.600% , 04/01/11                       420,868
             Kraft Foods, Inc.
   25,000    4.000% , 10/01/08                        24,407
   25,000    5.250% , 10/01/13                        24,712
  150,000    5.625% , 11/01/11                       151,552
1,460,000    6.250% , 06/01/12                     1,518,495
             Kroger Co.
  200,000    6.750% , 04/15/12                       210,232
  100,000    6.800% , 12/15/18                       105,332
   50,000    PepsiAmericas, Inc.
             4.875% , 01/15/15                        48,013
             Reynolds American, Inc.
  770,000    7.250% , 06/01/13 (a)                   792,352
1,170,000    7.875% , 05/15/09 (a)                 1,221,742
             Safeway, Inc.
   50,000    4.950% , 08/16/10                        48,892
   50,000    7.250% , 02/01/31                        53,523
             Sara Lee Corp.
   25,000    6.125% , 11/01/32                        23,469
   50,000    6.250% , 09/15/11                        51,217
  930,000    Tyson Foods, Inc.
             6.850% , 04/01/16                       957,578
   50,000    WM Wrigley, Jr. Co.
             4.650% , 07/15/15                        47,637
                                                  ----------
                                                   9,047,517
                                                  ----------
FOREST PRODUCTS & PAPER - 0.2%

  100,000    Celulosa Arauco y Constitucion SA
             5.625% , 04/20/15                        97,239
             International Paper Co.
  125,000    4.250% , 01/15/09                       122,143
  100,000    5.250% , 04/01/16                        95,326
  165,000    5.500% , 01/15/14                       163,176
   25,000    5.850% , 10/30/12                        25,545

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
-----------------------------------------------------------------------------
   50,000    MeadWestvaco Corp.
             6.850% , 04/01/12                                         52,224
   20,000    Stora Enso Oyj
             7.375% , 05/15/11                                         21,267
             Temple-Inland, Inc.
  600,000    6.625% , 01/15/18                                        627,434
   25,000    7.875% , 05/01/12                                         27,384
             Weyerhaeuser Co.
  129,000    5.950% , 11/01/08                                        130,437
  330,000    6.750% , 03/15/12                                        344,894
  230,000    7.375% , 03/15/32                                        238,252
                                                                    ---------
                                                                    1,945,321
                                                                    ---------
HEALTH CARE - 0.2%

   25,000    Anthem, Inc.
             6.800% , 08/01/12                                         26,686
  100,000    Baxter FinCo BV
             4.750% , 10/15/10                                         98,238
             Boston Scientific Corp.
   25,000    4.250% , 01/12/11                                         23,505
   25,000    5.125% , 01/12/17                                         22,572
   25,000    5.450% , 06/15/14                                         23,916
1,000,000    HCA, Inc.
             5.750% , 03/15/14                                        785,000
   25,000    Hillenbrand Industries, Inc.
             4.500% , 06/15/09                                         24,507
  100,000    Johnson & Johnson
             4.950% , 05/15/33                                         94,487
  100,000    Quest Diagnostics, Inc.
             5.450% , 11/01/15                                         97,690
  340,000    Tenet Healthcare Corp.
             7.375% , 02/01/13 #                                      306,425
             UnitedHealth Group, Inc.
   10,000    3.750% , 02/10/09                                          9,690
   50,000    4.125% , 08/15/09                                         48,556
   10,000    4.750% , 02/10/14                                          9,541
   30,000    4.875% , 04/01/13                                         29,091
   50,000    5.000% , 08/15/14                                         48,395
  150,000    5.250% , 03/15/11                                        149,760
  100,000    5.800% , 03/15/36                                         98,196
             WellPoint, Inc.
   50,000    3.750% , 12/14/07                                         49,031
  175,000    5.000% , 01/15/11 - 12/15/14                             171,166
  100,000    5.850% , 01/15/36                                         96,994
   50,000    5.950% , 12/15/34                                         49,057
                                                                    ---------
                                                                    2,262,503
                                                                    ---------
HOLDING COMPANIES-DIVERS - 0.1%

   25,000    Canadian Pacific Ltd.
             9.450% , 08/01/21                                         34,245
   50,000    EnCana Holdings Finance Corp.
             5.800% , 05/01/14                                         50,384
  760,000    Hutchison Whampoa International
             5.450% , 11/24/10 (a)                                    761,365
                                                                    ---------
                                                                      845,994
                                                                    ---------
HOTELS & RESTAURANTS - 0.1%

   50,000    Caesars Entertainment, Inc.
             7.500% , 09/01/09                                         52,263
             Harrah's Operating Co., Inc.
   25,000    5.375% , 12/15/13                                         23,382
   75,000    5.500% , 07/01/10                                         73,863
  100,000    5.625% , 06/01/15                                         92,951
  935,000    6.500% , 06/01/16                                        916,570
                                                                    ---------
                                                                    1,159,029
                                                                    ---------
HOUSEHOLD PRODUCTS - 0.0%

   45,000    Clorox Co. 5.000% , 01/15/15                              43,866
             Fortune Brands, Inc.
   25,000    4.875% , 12/01/13                                         23,501
  100,000    5.125% , 01/15/11                                         98,205
   45,000    Kimberly-Clark Corp.
             5.625% , 02/15/12                                         46,088
   25,000    Newell Rubbermaid, Inc.
             6.750% , 03/15/12                                         26,440
                                                                    ---------
                                                                      238,100
                                                                    ---------
INDUSTRIAL MACHINERY - 0.0%

   15,000    Black & Decker Corp.
             4.750% , 11/01/14                                         14,032
  150,000    Caterpillar, Inc.
             6.950% , 05/01/42                                        176,870
   30,000    Deere & Co.
             6.950% , 04/25/14                                         33,007
                                                                    ---------
                                                                      223,909
                                                                    ---------
INSURANCE - 1.4%

1,180,000    Ace Capital Trust II
             9.700% , 04/01/30                                      1,574,145
             Ace INA Holdings, Inc.
   25,000    5.875% , 06/15/14                                         25,239
   50,000    6.700% , 05/15/36                                         52,595
  100,000    Aegon Funding Corp.
             5.750% , 12/15/20                                        101,384
   50,000    Aegon NV
             4.750% , 06/01/13                                         48,081
  910,000    Allied World Assurance Holdings Ltd.
             7.500% , 08/01/16                                        963,739
             Allstate Corp.
   50,000    5.000% , 08/15/14                                         48,608
   75,000    5.350% , 06/01/33                                         68,796
   35,000    American International Group, Inc.
             6.250% , 05/01/36                                         36,773
   50,000    American Re Corp.
             7.450% , 12/15/26                                         55,922
   20,000    Arch Capital Group Ltd.
             7.350% , 05/01/34                                         22,122
   70,000    ASIF Global Financing
             4.900% , 01/17/13 (a)                                     68,407
1,300,000    Axa
             8.600% , 12/15/30                                      1,659,701
             Berkshire Hathaway Finance Corp.
   50,000    3.375% , 10/15/08                                         48,298
  100,000    4.125% , 01/15/10                                         97,153
   75,000    5.100% , 07/15/14                                         74,153
   30,000    Cincinnati Financial Corp.
             6.125% , 11/01/34                                         30,212
   50,000    Commerce Group, Inc.
             5.950% , 12/09/13                                         49,955
   25,000    Endurance Specialty Holdings Ltd.
             7.000% , 07/15/34                                         25,003
  285,000    Everest Reinsurance Holdings, Inc.
             5.400% , 10/15/14                                        277,896

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                    Value
------------------------------------------------------------------
             Genworth Financial, Inc.
   20,000    5.750% , 06/15/14                              20,394
   10,000    6.500% , 06/15/34                              10,831
   15,000    Hartford Financial Services Group, Inc.
             4.625% , 07/15/13                              14,344
   20,000    Hartford Life, Inc.
             7.375% , 03/01/31                              24,025
  100,000    ING Groep NV
             5.775% , 12/29/49                              98,678
  790,000    Liberty Mutual Insurance Co.
             7.697% , 10/15/97 (a)                         808,540
             Lincoln National Corp.
   50,000    6.150% , 04/07/36                              50,961
  930,000    7.000% , 05/17/66                             974,088
   25,000    Loews Corp.
             5.250% , 03/15/16                              24,239
             Marsh & McLennan Cos., Inc.
  100,000    3.625% , 02/15/08                              97,436
  100,000    5.150% , 09/15/10                              98,524
   50,000    5.375% , 07/15/14                              48,087
   25,000    MBIA, Inc.
             5.700% , 12/01/34                              24,077
             MetLife, Inc.
   25,000    5.500% , 06/15/14 (e)                          25,151
   50,000    6.375% , 06/15/34 (e)                          52,994
  100,000    Mony Group, Inc.
             8.350% , 03/15/10                             109,408
             Principal Life Income Funding Trust
   15,000    3.200% , 04/01/09                              14,328
  100,000    5.125% , 03/01/11                              99,780
   25,000    Progressive Corp.
             6.250% , 12/01/32                              26,260
             Protective Life Secured Trust
   15,000    4.000% , 04/01/11                              14,269
  100,000    4.850% , 08/16/10                              98,952
             Prudential Financial, Inc.
   20,000    3.750% , 05/01/08                              19,545
   25,000    4.500% , 07/15/13                              23,702
  395,000    5.100% , 09/20/14                             385,684
   50,000    5.400% , 06/13/35                              46,557
  100,000    5.500% , 03/15/16                              99,941
   10,000    5.750% , 07/15/33                               9,798
   20,000    Radian Group, Inc.
             5.625% , 02/15/13                              20,036
   60,000    Safeco Corp.
             4.875% , 02/01/10                              59,378
             St. Paul Travelers Cos., Inc.
  100,000    5.500% , 12/01/15                              98,706
1,050,000    8.125% , 04/15/10                           1,143,573
  100,000    Transatlantic Holdings, Inc.
             5.750% , 12/14/15                              98,798
  640,000    Unitrin, Inc.
             4.875% , 11/01/10                             621,197
1,250,000    W.R. Berkley Corp.
             5.875% , 02/15/13                           1,250,747
             XL Capital Europe PLC
   50,000    5.250% , 09/15/14                              48,674
   50,000    6.375% , 11/15/24                              51,380
  850,000    6.500% , 01/15/12                             886,621
                                                        ----------
                                                        12,927,885
                                                        ----------
INTERNET SERVICES & APPLICATIONS - 0.0%

   20,000    InterActiveCorp
             7.000% , 01/15/13                              20,518
                                                        ----------
MANUFACTURING - 0.6%

   50,000    Dover Corp.
             4.875% , 10/15/15                              48,142
  810,000    Eastman Kodak Co.
             7.250% , 11/15/13 #                           790,953
  700,000    General Electric Co.
             5.000% , 02/01/13                             692,091
             Honeywell International, Inc.
   50,000    5.400% , 03/15/16                              50,145
   50,000    5.700% , 03/15/36                              50,212
  100,000    7.500% , 03/01/10                             107,242
   25,000    Textron, Inc.
             4.500% , 08/01/10                              24,336
             Tyco International Group SA
  230,000    6.000% , 11/15/13                             238,011
   25,000    6.125% , 01/15/09                              25,438
1,280,000    6.375% , 10/15/11                           1,341,812
   70,000    6.750% , 02/15/11                              73,930
1,360,000    6.875% , 01/15/29                           1,514,004
  410,000    7.000% , 06/15/28                             466,384
                                                        ----------
                                                         5,422,700
                                                        ----------
METALS & MINING - 0.1%

             Alcan, Inc.
   40,000    4.500% , 05/15/13                              37,702
   25,000    4.875% , 09/15/12                              24,326
   50,000    5.750% , 06/01/35                              47,381
  450,000    Alcoa, Inc.
             7.375% , 08/01/10                             483,133
   25,000    Barrick Gold Finance Co.
             4.875% , 11/15/14                              23,817
             BHP Billiton Finance USA Ltd.
  150,000    4.800% , 04/15/13                             145,722
  100,000    5.250% , 12/15/15                              98,698
  130,000    Codelco, Inc.
             4.750% , 10/15/14 (a)                         122,664
             Falconbridge Ltd.
   20,000    5.375% , 06/01/15                              19,147
   20,000    7.350% , 06/05/12                              21,578
   10,000    Inco Ltd.
             7.750% , 05/15/12                              10,804
   50,000    Noranda, Inc.
             5.500% , 06/15/17                              48,031
   30,000    Nucor Corp.
             4.875% , 10/01/12                              29,232
  100,000    Vale Overseas Ltd.
             6.250% , 01/11/16                              99,250
   15,000    WMC Financial USA Ltd.
             5.125% , 05/15/13                              14,770
                                                        ----------
                                                         1,226,255
                                                        ----------
MULTIMEDIA - 1.8%

1,020,000    AMFM, Inc.
             8.000% , 11/01/08                           1,066,510

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
 Amount                                                               Value
------------------------------------------------------------------------------
             AOL Time Warner, Inc.
  200,000    6.750% , 04/15/11                                         209,176
  555,000    7.625% , 04/15/31                                         613,092
  815,000    7.700% , 05/01/32                                         910,141
1,424,000    AT&T Broadband
             8.375% , 03/15/13                                       1,624,337
  850,000    CBS Corp.
             7.875% , 07/30/30                                         928,157
             Clear Channel Communications, Inc.
  240,000    4.250% , 05/15/09                                         231,945
   25,000    4.500% , 01/15/10                                          24,019
   50,000    4.625% , 01/15/08                                          49,354
  685,000    5.000% , 03/15/12                                         642,556
   50,000    5.500% , 12/15/16                                          45,055
   20,000    5.750% , 01/15/13                                          19,221
  410,000    6.250% , 03/15/11                                         411,256
             Comcast Corp.
  100,000    4.950% , 06/15/16                                          93,241
  100,000    5.900% , 03/15/16                                         100,046
  750,000    6.500% , 11/15/35                                         755,224
  100,000    7.050% , 03/15/33                                         107,083
             Cox Communications, Inc.
  100,000    4.625% , 01/15/10                                          97,271
  220,000    7.125% , 10/01/12                                         234,459
1,700,000    7.750% , 11/01/10                                       1,834,626
             Gannett Co., Inc.
  200,000    4.125% , 06/15/08                                         195,884
   10,000    6.375% , 04/01/12                                          10,357
             Liberty Media Corp.
   40,000    3.750% , 02/15/30                                          24,900
  710,000    7.750% , 07/15/09                                         739,780
  540,000    7.875% , 07/15/09                                         565,333
   25,000    News America Holdings
             8.000% , 10/17/16                                          28,830
             News America, Inc.
   50,000    5.300% , 12/15/14                                          49,024
  120,000    6.200% , 12/15/34                                         114,615
  150,000    6.400% , 12/15/35                                         147,110
  320,000    6.625% , 01/09/08                                         325,117
  800,000    Tele-Communications-TCI Group
             7.875% , 08/01/13                                         893,938
  100,000    Thomson Corp.
             5.500% , 08/15/35                                          91,690
  680,000    Time Warner Entertainment Co. LP
             8.375% , 03/15/23-07/15/33                                785,559
             Time Warner, Inc.
   80,000    6.875% , 05/01/12                                          84,591
  100,000    9.125% , 01/15/13                                         116,518
  150,000    9.150% , 02/01/23                                         186,362
  660,000    Turner Broadcasting System, Inc.
             8.375% , 07/01/13                                         741,769
  320,000    Univision Communications, Inc.
             3.875% , 10/15/08                                         304,111
             Viacom, Inc.
  245,000    5.625% , 08/15/12                                         242,274
  420,000    5.750% , 04/30/11 (a)                                     419,162
1,140,000    6.250% , 04/30/16 (a)                                   1,129,998
   50,000    6.875% , 04/30/36 (a)                                      49,429
             Walt Disney Co.
   75,000    6.375% , 03/01/12                                          78,774
   15,000    7.000% , 03/01/32                                          17,332
                                                                    ----------
                                                                    17,339,226
                                                                    ----------
OIL & GAS - 2.2%

   30,000    Alberta Energy Co. Ltd.
             7.375% , 11/01/31                                          34,261
             Amerada Hess Corp.
   50,000    6.650% , 08/15/11                                          52,464
1,110,000    7.300% , 08/15/31                                       1,249,894
  100,000    Anadarko Finance Co.
             7.500% , 05/01/31                                         114,342
             Anadarko Petroleum Corp.
  740,000    5.790% , 09/15/09 (b)                                     740,902
1,750,000    6.450% , 09/15/36                                       1,787,501
   25,000    Apache Corp.
             6.250% , 04/15/12                                          26,078
   25,000    Apache Finance Canada Corp.
             7.750% , 12/15/29                                          30,728
   10,000    BP Canada Finance Co.
             3.375% , 10/31/07                                           9,795
  520,000    BP Capital Markets PLC
             2.750% , 12/29/06                                         516,813
             Buckeye Partners
   25,000    4.625% , 07/15/13                                          23,405
   15,000    5.300% , 10/15/14                                          14,449
             Burlington Resources Finance Co.
1,350,000    5.600% , 12/01/06                                       1,350,332
  100,000    7.400% , 12/01/31                                         121,333
             Canadian Natural Resources Ltd.
   25,000    4.900% , 12/01/14                                          23,578
   50,000    5.850% , 02/01/35                                          46,691
  100,000    ChevronTexaco Capital Co. 3.375% , 02/15/08                97,578
             Conoco Funding Co.
  190,000    6.350% , 10/15/11                                         199,823
   65,000    7.250% , 10/15/31                                          77,558
1,015,000    Conoco, Inc.
             6.950% , 04/15/29                                       1,170,562
  810,000    ConocoPhillips
             4.750% , 10/15/12                                         793,316
  620,000    Devon Energy Corp.
             7.950% , 04/15/32                                         765,588
   25,000    Diamond Offshore Drilling, Inc.
             5.150% , 09/01/14                                          24,259
             Duke Capital Corp.
  100,000    6.250% , 02/15/13                                         102,754
   50,000    6.750% , 02/15/32                                          52,998
   50,000    Duke Energy Field Services LLC
             7.875% , 08/16/10                                          54,119
  940,000    Dynegy Holdings, Inc.
             8.750% , 02/15/12                                         974,075
             El Paso Corp.
  560,000    7.750% , 01/15/32 #                                       574,000
  690,000    7.800% , 08/01/31                                         707,250
  220,000    El Paso Natural Gas
             8.375% , 06/15/32                                         251,856
             EnCana Corp.
   20,000    4.600% , 08/15/09                                          19,638
   50,000    4.750% , 10/15/13                                          47,354
   30,000    6.500% , 08/15/34                                          31,159
  100,000    Enterprise Products Operating LP
             6.375% , 02/01/13                                         102,677

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
------------------------------------------------------------------------------
   50,000    Halliburton Co.
             5.500% , 10/15/10                                          50,304
             Kinder Morgan Energy Partners
  240,000    5.000% , 12/15/13                                         227,942
   25,000    5.125% , 11/15/14                                          23,763
   75,000    5.800% , 03/15/35                                          68,229
   85,000    6.750% , 03/15/11                                          88,560
  280,000    7.125% , 03/15/12                                         296,826
             Kinder Morgan Finance
  100,000    5.350% , 01/05/11                                          97,257
  100,000    6.400% , 01/05/36                                          89,545
             Kinder Morgan, Inc.
   40,000    6.500% , 09/01/12                                          40,033
   20,000    7.250% , 03/01/28                                          19,436
   10,000    Marathon Oil Corp.
             6.125% , 03/15/12                                          10,361
   25,000    Murphy Oil Corp.
             6.375% , 05/01/12                                          25,809
   10,000    Nabors Industries, Inc.
             5.375% , 08/15/12                                           9,946
   25,000    National Fuel Gas Co.
             5.250% , 03/01/13                                          24,526
1,570,000    National Gas Co. of Trinidad & Tobago Ltd.
             6.050% , 01/15/36 (a)                                   1,504,324
             Nexen, Inc.
   50,000    5.050% , 11/20/13                                          48,447
   50,000    5.875% , 03/10/35                                          47,672
  100,000    Occidental Petroleum Corp.
             6.750% , 01/15/12                                         106,868
   20,000    Ocean Energy, Inc.
             4.375% , 10/01/07                                          19,804
   50,000    PC Financial Partnership
             5.000% , 11/15/14                                          47,874
             Pemex Project Funding Master Trust
  100,000    5.750% , 12/15/15 (a)                                      97,700
  525,000    6.625% , 06/15/35 #                                       515,812
  860,000    6.625% , 06/15/35 (a)                                     844,950
  100,000    7.375% , 12/15/14                                         108,100
  200,000    8.500% , 02/15/08                                         207,100
  100,000    8.625% , 02/01/22                                         120,100
             Petro-Canada
   25,000    4.000% , 07/15/13                                          22,737
   50,000    5.350% , 07/15/33                                          43,911
  450,000    Petrobras Iinternational Finance Co.
             6.125% , 10/06/16                                         448,081
  230,000    Petronas Capital Ltd.
             7.875% , 05/22/22 (a)                                     277,373
  390,000    Petrozuata Finance, Inc.
             8.220% , 04/01/17 (a)                                     380,250
   25,000    Plains All American Pipeline LP/PAA Finance Corp.
             5.625% , 12/15/13                                          24,708
             Praxair, Inc.
   25,000    3.950% , 06/01/13                                          23,116
   40,000    6.375% , 04/01/12                                          42,054
   60,000    Sonat, Inc.
             7.625% , 07/15/11                                          61,500
   60,000    Southern Natural Gas Co.
             8.000% , 03/01/32                                          66,338
   25,000    Suncor Energy, Inc.
             7.150% , 02/01/32                                          29,352
  100,000    Talisman Energy, Inc.
             5.850% , 02/01/37                                          93,222
   10,000    Tennessee Gas Pipeline Co.
             8.375% , 06/15/32                                          11,474
   25,000    Texaco Capital, Inc.
             9.750% , 03/15/20                                          35,038
   25,000    Texas Gas Transmission LLC
             4.600% , 06/01/15                                          23,253
             Trans-Canada Pipelines Ltd.
  150,000    4.875% , 01/15/15                                         143,790
   20,000    5.600% , 03/31/34                                          19,278
             Valero Energy Corp.
  100,000    6.875% , 04/15/12                                         106,461
   85,000    7.500% , 04/15/32                                          98,465
  100,000    Weatherford International, Inc.
             4.950% , 10/15/13                                          96,146
  100,000    Weatherford International, Ltd.
             5.500% , 02/15/16                                          98,485
             Williams Cos., Inc.
1,000,000    7.750% , 06/15/31                                       1,000,000
  140,000    8.750% , 03/15/32                                         153,300
             XTO Energy, Inc.
   25,000    5.000% , 01/31/15                                          23,787
  100,000    5.650% , 04/01/16                                          99,204
  100,000    6.250% , 04/15/13                                         103,147
  715,000    7.500% , 04/15/12                                         779,571
                                                                    ----------
                                                                    21,234,459
                                                                    ----------
PHARMACEUTICALS - 0.2%

             Abbott Laboratories
   10,000    3.500% , 02/17/09                                           9,648
  100,000    3.750% , 03/15/11                                          94,458
  100,000    5.875% , 05/15/16                                         103,595
  555,000    AmerisourceBergen Corp.
             5.625% , 09/15/12                                         545,537
  190,000    Bristol-Myers Squibb Co.
             5.750% , 10/01/11                                         193,540
             Cardinal Health, Inc.
   10,000    4.000% , 06/15/15                                           8,859
  100,000    5.850% , 12/15/17                                          99,827
   50,000    6.750% , 02/15/11                                          52,293
   20,000    GlaxoSmithKline Capital, Inc.
             5.375% , 04/15/34                                          19,509
             Hospira, Inc.
   10,000    4.950% , 06/15/09                                           9,895
   10,000    5.900% , 06/15/14                                           9,954
   50,000    Merck & Co., Inc.
             4.750% , 03/01/15                                          47,724
   25,000    Pfizer, Inc.
             4.500% , 02/15/14                                          24,270
             Schering-Plough Corp.
   40,000    5.550% , 12/01/13                                          40,130
  130,000    6.750% , 12/01/33                                         143,234
  100,000    Teva Pharmaceutical Finance LLC
             5.550% , 02/01/16                                          98,189
  200,000    Warner-Lambert Co.
             6.000% , 01/15/08                                         201,409
             Wyeth
  150,000    5.500% , 03/15/13 - 02/01/14                              150,419

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
------------------------------------------------------------------------------
  100,000    6.000% , 02/15/36                                         101,099
                                                                    ----------
                                                                     1,953,589
                                                                    ----------
REAL ESTATE - 1.2%

             AMB Property LP
  470,000    5.450% , 12/01/10                                         474,115
  500,000    7.100% , 06/30/08                                         513,913
   50,000    Archstone-Smith Operating Trust REIT
             3.000% , 06/15/08                                          48,142
   50,000    AvalonBay Communities, Inc. REIT
             6.125% , 11/01/12                                          51,763
   50,000    Boston Properties, Inc. REIT
             6.250% , 01/15/13                                          51,901
             Brandywine Operating Partnership LP REIT
   15,000    4.500% , 11/01/09                                          14,588
   15,000    5.400% , 11/01/14                                          14,614
  680,000    5.750% , 04/01/12                                         684,127
  100,000    6.000% , 04/01/16                                         101,114
             Brookfield Asset Management, Inc. Class A
   50,000    7.125% , 06/15/12                                          53,562
  100,000    7.375% , 03/01/33                                         112,812
             Colonial Realty LP
  100,000    5.500% , 10/01/15                                          97,439
  630,000    6.050% , 09/01/16                                         635,947
             Developers Diversified Realty Corp. REIT
  770,000    5.000% , 05/03/10                                         759,929
   50,000    5.375% , 10/15/12                                          49,488
   25,000    Duke Realty LP
             5.400% , 08/15/14                                          24,628
             EOP Operating LP
   50,000    4.650% , 10/01/10                                          48,511
  200,000    7.750% , 11/15/07                                         204,868
   50,000    7.875% , 07/15/31                                          58,817
             ERP Operating LP
   25,000    4.750% , 06/15/09                                          24,649
   50,000    5.250% , 09/15/14                                          49,128
1,090,000    Health Care Property Investors, Inc. REIT
             6.300% , 09/15/16                                       1,097,289
   20,000    Health Care, Inc. REIT
             6.000% , 11/15/13                                          19,927
   15,000    Healthcare Realty Trust, Inc. REIT
             5.125% , 04/01/14                                          14,291
   20,000    HRPT Properties Trust REIT
             6.250% , 08/15/16                                          20,593
             iStar Financial, Inc. REIT
   20,000    4.875% , 01/15/09                                          19,738
   20,000    5.125% , 04/01/11                                          19,623
   50,000    5.650% , 09/15/11                                          50,043
   50,000    5.875% , 03/15/16                                          49,766
   20,000    6.000% , 12/15/10                                          20,334
  950,000    Kimco Realty Corp. REIT
             5.584% , 11/23/15                                         945,011
  820,000    Liberty Property-LP REIT
             8.500% , 08/01/10                                         901,453
             ProLogis REIT
  100,000    5.250% , 11/15/10                                          99,372
   30,000    5.500% , 03/01/13                                          29,852
  100,000    5.625% , 11/15/15                                          99,211
   50,000    Realty Income Corp. REIT
             5.950% , 09/15/16                                          50,597
  780,000    Reckson Operating Partnership LP REIT
             6.000% , 03/31/16                                         786,988
             Regency Centers LP REIT
  850,000    5.250% , 08/01/15                                         824,633
   10,000    6.750% , 01/15/12                                          10,600
             Simon Property Group LP REIT
  810,000    4.600% , 06/15/10                                         790,429
   75,000    4.875% , 03/18/10 - 08/15/10                               73,825
  720,000    5.100% , 06/15/15                                         693,518
  100,000    6.375% , 11/15/07                                         100,864
  790,000    United Dominion Realty Trust, Inc. REIT
             6.050% , 06/01/13                                         802,442
  100,000    Vornado Realty L.P. REIT
             5.600% , 02/15/11                                          99,978
   20,000    Weingarten Realty Investments REIT
             4.857% , 01/15/14                                          19,137
                                                                    ----------
                                                                    11,713,569
                                                                    ----------
RETAIL - 0.3%

             Autozone, Inc.
   50,000    5.500% , 11/15/15                                          47,387
   20,000    5.875% , 10/15/12                                          19,973
             CVS Corp.
   25,000    3.875% , 11/01/07                                          24,581
   40,000    4.000% , 09/15/09                                          38,580
  150,000    4.875% , 09/15/14                                         142,365
   85,000    Federated Department Stores
             6.625% , 04/01/11                                          88,009
             Home Depot, Inc.
   80,000    3.750% , 09/15/09                                          77,105
   50,000    5.200% , 03/01/11                                          50,095
  125,000    5.400% , 03/01/16                                         124,175
             JC Penney Corp., Inc.
   50,000    7.400% , 04/01/37                                          54,178
   50,000    7.950% , 04/01/17                                          57,300
             Limited Brands
   25,000    5.250% , 11/01/14                                          23,690
   25,000    6.125% , 12/01/12                                          25,304
             Lowe's Cos., Inc.
  100,000    5.500% , 10/15/35                                          97,037
   50,000    8.250% , 06/01/10                                          55,104
             May Department Stores Co.
   50,000    4.800% , 07/15/09                                          49,058
   50,000    5.750% , 07/15/14                                          49,209
   30,000    8.750% , 05/15/29                                          36,985
   20,000    McDonald's Corp.
             5.750% , 03/01/12                                          20,566
             Target Corp.
  520,000    4.000% , 06/15/13                                         483,069
   30,000    5.400% , 10/01/08                                          30,135
   50,000    7.000% , 07/15/31                                          58,432
             Wal-Mart Stores, Inc.
   50,000    4.000% , 01/15/10                                          48,450
  100,000    4.550% , 05/01/13                                          96,320
  150,000    5.250% , 09/01/35                                         140,281

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
-----------------------------------------------------------------------------
  500,000    6.875% , 08/10/09                                        523,614
                                                                    ---------
                                                                    2,461,002
                                                                    ---------
SAVINGS & LOAN - 0.1%

   50,000    AmSouth Bank NA
             4.850% , 04/01/13                                         48,482
   50,000    Charter One Bank FSB
             6.375% , 05/15/12                                         53,046
   25,000    Greenpoint Financial Corp.
             3.200% , 06/06/08                                         24,103
  250,000    Washington Mutual Bank
             6.875% , 06/15/11                                        266,265
             Washington Mutual, Inc.
   50,000    4.000% , 01/15/09                                         48,665
   25,000    4.375% , 01/15/08                                         24,699
   10,000    World Savings Bank FSB
             4.500% , 06/15/09                                          9,832
                                                                    ---------
                                                                      475,092
                                                                    ---------
SOFTWARE - 0.1%

   50,000    Dun & Bradstreet Corp.
             5.500% , 03/15/11                                         50,331
             First Data Corp.
  150,000    3.375% , 08/01/08                                        145,144
   60,000    3.900% , 10/01/09                                         57,913
  150,000    4.950% , 06/15/15                                        144,848
  200,000    Oracle Corp.
             5.000% , 01/15/11                                        198,089
                                                                    ---------
                                                                      596,325
                                                                    ---------
TELECOMMUNICATIONS - 2.8%

             ALLTEL Corp.
   35,000    7.000% , 07/01/12                                         37,199
   50,000    7.875% , 07/01/32                                         56,509
             America Movil SA de CV
   10,000    4.125% , 03/01/09                                          9,700
  100,000    5.500% , 03/01/14                                         97,312
   50,000    6.375% , 03/01/35                                         47,785
  200,000    AT&T Corp.
             8.000% , 11/15/31                                        244,451
             AT&T Wireless Services, Inc.
  840,000    7.875% , 03/01/11                                        919,878
1,000,000    8.750% , 03/01/31                                      1,278,400
  910,000    AT&T, Inc.
             5.300% , 11/15/10                                        907,322
             BellSouth Corp.
   50,000    4.200% , 09/15/09                                         48,494
  240,000    4.750% , 11/15/12                                        228,961
   50,000    5.200% , 09/15/14                                         48,193
  150,000    6.000% , 11/15/34                                        140,799
   25,000    6.550% , 06/15/34                                         25,041
             British Telecommunications PLC
  150,000    8.375% , 12/15/10 (d)                                    168,096
  150,000    8.875% , 12/15/30 (d)                                    200,111
   40,000    CenturyTel, Inc.
             7.875% , 08/15/12                                         43,250
   30,000    Cingular Wireless LLC
             6.500% , 12/15/11                                         31,435
             Cisco Systems, Inc.
  150,000    5.250% , 02/22/11                                        150,631
  100,000    5.500% , 02/22/16                                        100,795
             Deutsche Telekom International Finance BV
  150,000    5.250% , 07/22/13                                        145,708
  460,000    5.750% , 03/23/16                                        450,054
  950,000    8.000% , 06/15/10                                      1,036,349
  750,000    8.250% , 06/15/30                                        916,267
  150,000    9.250% , 06/01/32                                        197,539
             Embarq Corp.
   50,000    6.738% , 06/01/13                                         51,444
  995,000    7.082% , 06/01/16                                      1,014,998
   50,000    7.995% , 06/01/36                                         52,945
             France Telecom SA
1,130,000    7.750% , 03/01/11                                      1,238,001
  610,000    8.500% , 03/01/31                                        795,894
             GTE Corp.
  100,000    6.940% , 04/15/28                                        103,571
   48,000    7.510% , 04/01/09                                         50,369
  100,000    GTE North, Inc.
             5.650% , 11/15/08                                        100,251
   50,000    Harris Corp.
             5.000% , 10/01/15                                         47,127
             Nextel Communications, Inc.
  125,000    6.875% , 10/31/13                                        127,243
  525,000    7.375% , 08/01/15                                        541,663
   50,000    Pacific Bell
             7.125% , 03/15/26                                         53,905
             Royal KPN NV
  630,000    8.000% , 10/01/10                                        680,638
  100,000    8.375% , 10/01/30                                        114,640
             SBC Communications, Inc.
  150,000    4.125% , 09/15/09                                        145,257
2,270,000    5.100% , 09/15/14                                      2,193,263
   50,000    5.625% , 06/15/16                                         49,452
   50,000    6.450% , 06/15/34                                         50,213
             Sprint Capital Corp.
2,270,000    6.000% , 01/15/07                                      2,272,433
  100,000    6.875% , 11/15/28                                        101,346
  420,000    8.375% , 03/15/12                                        470,729
  600,000    8.750% , 03/15/32                                        731,699
1,560,000    TCI Communications Finance
             9.650% , 03/31/27                                      1,656,750
             Telecom Italia Capital SA
   50,000    4.000% , 01/15/10                                         47,375
  170,000    4.950% , 09/30/14                                        156,135
  435,000    5.250% , 11/15/13 - 10/01/15                             408,852
   50,000    6.000% , 09/30/34                                         44,703
1,220,000    6.200% , 07/18/11                                      1,234,487
   50,000    6.375% , 11/15/33                                         46,761
             Telefonica Emisones SAU
  960,000    6.421% , 06/20/16                                        987,674
  710,000    7.045% , 06/20/36                                        749,282
  200,000    Telefonica Europe BV
             7.750% , 09/15/10                                        215,918
             Telefonos de Mexico SA
   50,000    4.750% , 01/27/10                                         48,772
  100,000    5.500% , 01/27/15                                         96,863
  100,000    Telus Corp.
             8.000% , 06/01/11                                        110,230
  100,000    Verizon Florida, Inc.
             6.125% , 01/15/13                                        101,245
             Verizon Global Funding Corp.
   50,000    4.000% , 01/15/08                                         49,203
   55,000    6.875% , 06/15/12                                         58,752
  200,000    7.250% , 12/01/10                                        214,526

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
------------------------------------------------------------------------------
  960,000    7.750% , 12/01/30                                       1,100,476
  100,000    Verizon Maryland, Inc.
             6.125% , 03/01/12                                         101,953
   30,000    Verizon New England, Inc.
             6.500% , 09/15/11                                          30,776
             Vodafone Group PLC
  200,000    7.750% , 02/15/10                                         214,459
  100,000    7.875% , 02/15/30                                         117,257
                                                                    ----------
                                                                    26,309,809
                                                                    ----------
TRANSPORTATION - 0.1%

             Burlington Northern Santa Fe Corp.
   50,000    4.875% , 01/15/15                                          48,262
  175,000    7.125% , 12/15/10                                         187,131
   25,000    Canadian National Railway Co.
             4.250% , 08/01/09                                          24,377
             CSX Corp.
   50,000    6.000% , 10/01/36                                          50,555
  100,000    7.950% , 05/01/27                                         124,097
             FedEx Corp.
   25,000    3.500% , 04/01/09                                          23,985
   40,000    5.500% , 08/15/09                                          40,257
   35,000    Kowloon Canton Railway Corp.
             8.000% , 03/15/10                                          38,022
   50,000    MTR Corp.
             7.500% , 02/04/09                                          52,358
  200,000    Norfolk Southern Corp.
             7.250% , 02/15/31                                         235,694
             Union Pacific Corp.
   20,000    5.375% , 05/01/14                                          19,954
   10,000    6.500% , 04/15/12                                          10,561
                                                                    ----------
                                                                       855,253
                                                                    ----------
UTILITIES- ELECTRIC - 1.7%

             Alabama Power Co.
   25,000    3.125% , 05/01/08                                          24,199
   25,000    3.500% , 11/15/07                                          24,527
             Appalachian Power Co.
  100,000    5.000% , 06/01/17                                          93,676
   50,000    5.800% , 10/01/35                                          47,221
             Arizona Public Service
   25,000    5.800% , 06/30/14                                          24,870
   50,000    6.500% , 03/01/12                                          51,604
   50,000    Centerpoint Energy Houston
             5.750% , 01/15/14                                          50,341
   20,000    Cincinnati Gas & Electric
             5.700% , 09/15/12                                          20,150
   10,000    Cleveland Electric Illuminating Co.
             5.650% , 12/15/13                                           9,997
             Consolidated Edison Co. of New York
   50,000    4.700% , 06/15/09                                          49,428
   70,000    6.450% , 12/01/07                                          70,911
   15,000    Constellation Energy Group, Inc.
             7.600% , 04/01/32                                          17,660
             Consumers Energy Co.
   20,000    4.000% , 05/15/10                                          19,091
   25,000    4.250% , 04/15/08                                          24,561
   50,000    5.150% , 02/15/17                                          47,667
   25,000    5.375% , 04/15/13                                          24,758
   25,000    5.500% , 08/15/16                                          24,619
   20,000    Dayton Power & Light Co.
             5.125% , 10/01/13                                          19,646
             Dominion Resources, Inc.
  130,000    4.125% , 02/15/08                                         127,927
   50,000    4.750% , 12/15/10                                          48,755
  220,000    5.125% , 12/15/09                                         218,564
   65,000    5.250% , 08/01/33                                          62,931
  230,000    5.700% , 09/17/12                                         231,386
   15,000    6.750% , 12/15/32                                          16,048
  100,000    7.195% , 09/15/14                                         108,891
             Duke Energy Corp.
1,375,000    4.200% , 10/01/08                                       1,346,278
  100,000    5.300% , 10/01/15                                          99,414
   50,000    Empresa Nacional de Electricidad SA
             8.500% , 04/01/09                                          53,234
   30,000    Energy East Corp.
             6.750% , 06/15/12                                          31,491
             Exelon Corp.
   50,000    4.450% , 06/15/10                                          48,458
  470,000    5.625% , 06/15/35                                         443,758
  200,000    Exelon Generation Co. LLC
             6.950% , 06/15/11                                         212,018
             FirstEnergy Corp.
  432,000    5.500% , 11/15/06                                         431,983
  100,000    6.450% , 11/15/11                                         104,318
1,230,000    7.375% , 11/15/31                                       1,422,058
             Florida Power & Light Co.
   75,000    4.950% , 06/01/35                                          66,750
  100,000    5.400% , 09/01/35                                          95,279
             Florida Power Corp.
   50,000    4.500% , 06/01/10                                          48,765
   50,000    4.800% , 03/01/13                                          48,435
             Hydro-Quebec
  500,000    6.300% , 05/11/11                                         523,494
  100,000    8.050% , 07/07/24                                         129,793
   20,000    Jersey Central Power & Light
             5.625% , 05/01/16                                          19,914
  550,000    Korea Electric Power Corp.
             4.250% , 09/12/07 (a)                                     544,322
   15,000    Metropolitan Edison Co.
             4.875% , 04/01/14 (a)                                      14,295
             MidAmerican Energy Co.
   15,000    4.650% , 10/01/14                                          14,247
  100,000    5.125% , 01/15/13                                          99,156
   50,000    6.750% , 12/30/31                                          55,778
             MidAmerican Energy Holdings Co.
   80,000    3.500% , 05/15/08                                          77,774
   50,000    5.000% , 02/15/14                                          48,344
   50,000    6.125% , 04/01/36 (a)                                      50,540
1,050,000    Niagara Mohawk Power Corp.
             7.750% , 10/01/08                                       1,096,019
             Nisource Finance Corp.
   50,000    5.400% , 07/15/14                                          48,388
  100,000    5.450% , 09/15/20                                          93,061
  100,000    Northern States Power Corp.
             5.250% , 07/15/35                                          92,917
             Oncor Electric Delivery Co.
   70,000    6.375% , 01/15/15                                          72,270
  160,000    7.000% , 09/01/22 - 05/01/32                              175,129
             Pacific Gas & Electric Co.
   15,000    3.600% , 03/01/09                                          14,464
   20,000    4.200% , 03/01/11                                          19,183
   25,000    4.800% , 03/01/14                                          24,059
  315,000    6.050% , 03/01/34                                         316,831
   50,000    Pacificorp
             5.250% , 06/15/35                                          46,069

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
------------------------------------------------------------------------------
    50,000    Peco Energy Co.
              3.500% , 05/01/08                                         48,656
    80,000    PPL Electric Utilities Corp.
              6.250% , 08/15/09                                         82,144
              PPL Energy Supply LLC
    25,000    5.400% , 08/15/14                                         24,554
   100,000    6.400% , 11/01/11                                        103,714
              PSE&G Power LLC
 1,145,000    3.750% , 04/01/09                                      1,103,120
    20,000    5.000% , 04/01/14                                         19,059
    25,000    5.500% , 12/01/15                                         24,466
   150,000    7.750% , 04/15/11                                        162,750
   100,000    PSI Energy, Inc.
              5.000% , 09/15/13                                         96,677
              Public Service Co. of Colorado
    50,000    4.375% , 10/01/08                                         49,184
    35,000    7.875% , 10/01/12                                         39,520
              Public Service Electric & Gas Co.
    50,000    4.000% , 11/01/08                                         48,719
    25,000    5.000% , 08/15/14                                         24,344
   100,000    Puget Sound Energy, Inc.
              6.274% , 03/15/37                                        101,748
              Scottish Power PLC
    50,000    4.910% , 03/15/10                                         49,177
    25,000    5.810% , 03/15/25                                         24,539
    50,000    South Carolina Electric & Gas
              5.300% , 05/15/33                                         46,975
              Southern California Edison Co.
    50,000    5.000% , 01/15/16                                         48,293
    50,000    5.625% , 02/01/36                                         48,522
    40,000    6.000% , 01/15/34                                         40,886
              TXU Corp.
 1,100,000    4.800% , 11/15/09                                      1,072,141
   320,000    5.550% , 11/15/14                                        302,329
   835,000    6.550% , 11/15/34                                        786,465
 2,190,000    TXU Energy Co. LLC
              7.000% , 03/15/13                                      2,299,255
    15,000    Union Electric Co.
              5.100% , 10/01/19                                         14,073
              Virginia Electric & Power Co.
   200,000    4.750% , 03/01/13                                        191,637
   100,000    5.400% , 01/15/16                                         98,325
    30,000    Wisconsin Electric Power
              4.500% , 05/15/13                                         28,621
                                                                   -----------
                                                                    16,467,607
                                                                   -----------
UTILITIES- GAS - 0.0%

    20,000    AGL Capital Corp.
              6.000% , 10/01/34                                         19,038
    30,000    Atmos Energy Corp.
              5.125% , 01/15/13                                         29,016
   200,000    KeySpan Corp.
              7.625% , 11/15/10                                        215,829
    50,000    Oneok, Inc.
              6.000% , 06/15/35                                         45,759
    50,000    Sempra Energy
              4.750% , 05/15/09                                         49,350
    50,000    Southern California Gas Co.
              4.375% , 01/15/11                                         48,396
    20,000    Southern Union Co.
              7.600% , 02/01/24                                         20,851
                                                                   -----------
                                                                       428,239
                                                                   -----------
UTILITIES- WATER - 0.0%

              United Utilities PLC
    25,000    4.550% , 06/19/18                                         22,324
    50,000    5.375% , 02/01/19                                         47,664
                                                                   -----------
                                                                        69,988
                                                                   -----------
TOTAL CORPORATE BONDS & NOTES
  (Cost $354,300,896)                                              356,689,683
                                                                   -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.5%

FEDERAL FARM CREDIT BANK - 0.1%

              Federal Farm Credit Bank
   100,000    3.000% , 04/15/08                                         97,064
   100,000    4.125% , 07/17/09                                         97,831
   200,000    4.250% , 10/10/08                                        197,304
   200,000    4.875% , 02/18/11                                        199,358
                                                                   -----------
                                                                       591,557
                                                                   -----------
FEDERAL HOME LOAN BANK SYSTEM - 1.3%

              Federal Home Loan Bank System
 1,200,000    3.250% , 12/17/07                                      1,174,462
 2,090,000    3.625% , 01/15/08 - 11/14/08                           2,040,732
   500,000    3.750% , 08/18/09                                        484,269
   500,000    4.000% , 03/10/08                                        492,963
 1,250,000    4.250% , 09/26/08 - 11/02/10                           1,229,505
 1,000,000    4.375% , 03/17/10                                        982,218
   500,000    4.500% , 09/16/13                                        486,608
   300,000    4.625% , 01/18/08                                        298,359
    50,000    4.650% , 08/22/08                                         49,684
 1,000,000    5.000% , 10/13/11                                      1,002,598
   100,000    5.050% , 01/26/15                                         99,268
 1,000,000    5.125% , 08/08/08                                      1,002,055
 2,500,000    5.250% , 10/03/07 - 06/10/11                           2,508,254
   200,000    5.375% , 05/18/16 - 08/15/18                             205,744
    75,000    5.625% , 06/13/16                                         77,316
   500,000    6.000% , 04/25/16                                        504,190
                                                                   -----------
                                                                    12,638,225
                                                                   -----------
FEDERAL HOME LOAN MORTGAGE CORP. - 8.4%

              Federal Home Loan Mortgage Corp.
 1,000,000    2.750% , 03/15/08                                        968,676
    50,000    3.500% , 03/24/08                                         48,941
   838,663    4.000% , 11/01/19 - 02/01/20                             792,609
 1,190,000    4.125% , 07/12/10 - 10/18/10                           1,157,715
   300,000    4.250% , 05/23/08 - 05/22/13                             295,118
 1,500,000    4.375% , 11/16/07 - 07/17/15                           1,479,618
 1,911,715    4.500% , 11/15/11 - 08/01/35                           1,821,913
   770,000    4.625% , 02/21/08 - 07/28/10                             764,957
 2,570,000    4.650% , 10/10/13                                      2,481,047
   450,000    4.750% , 01/18/11                                        447,278
 1,500,000    4.875% , 02/17/09 - 11/15/13                           1,494,111
28,548,676    5.000% , 01/30/14 - TBA                               27,512,360
   200,000    5.100% , 03/14/08                                        199,704
   890,000    5.125% , 10/15/08 - 05/13/13                             892,099
   100,000    5.200% , 03/05/19                                         97,220
 2,550,000    5.250% , 02/24/11 - 04/18/16                           2,571,568
   710,000    5.300% , 05/12/20                                        685,064

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
------------------------------------------------------------------------------
22,880,675    5.500% , 04/24/09 - TBA                               22,692,203
 1,040,000    5.625% , 11/23/35                                      1,016,814
 8,221,423    6.000% , 06/15/11 - TBA                                8,318,453
   400,000    6.250% , 07/15/32                                        463,375
 1,214,954    6.500% , 06/14/24 - 06/01/32                           1,241,103
 1,500,000    6.875% , 09/15/10                                      1,605,114
   735,655    7.000% , 05/01/30 - 12/01/33                             756,991
   227,059    7.500% , 09/01/29 - 05/01/31                             235,503
   223,250    8.000% , 07/01/30 - 05/01/31                             234,717
                                                                   -----------
                                                                    80,274,271
                                                                   -----------
FEDERAL HOME LOAN PC - 0.8%

              Federal Home Loan PC
 2,943,147    4.500% , 12/01/18 - 03/01/36                           2,821,545
 3,113,267    5.000% , 02/01/19 - 07/01/19                           3,063,114
 1,654,713    6.500% , 08/01/26                                      1,692,332
                                                                   -----------
                                                                     7,576,991
                                                                   -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.1%

              Federal National Mortgage Association
   230,000    2.710% , 01/30/07                                        228,062
   100,000    3.125% , 03/16/09                                         95,863
   500,000    3.250% , 11/15/07                                        490,017
   500,000    3.375% , 12/15/08                                        483,641
 1,200,000    3.875% , 07/15/08                                      1,177,369
 2,258,657    4.000% , 05/01/19 - 10/01/20                           2,136,952
   200,000    4.150% , 09/10/09                                        195,871
   350,000    4.200% , 03/24/08 - 06/08/09                             343,812
 1,000,000    4.250% , 05/15/09                                        984,035
15,444,360    4.500% , 06/01/18 - TBA                               14,767,378
 2,370,000    4.610% , 10/10/13                                      2,284,258
   800,000    4.625% , 10/15/14                                        782,399
 1,000,000    4.750% , 08/25/08                                        995,770
58,099,225    5.000% , 09/15/08 - TBA                               56,177,519
 1,200,000    5.125% , 04/15/11                                      1,210,577
   730,000    5.200% , 11/08/10                                        727,084
   500,000    5.250% , 09/15/16                                        509,458
   100,000    5.400% , 11/30/07                                        100,005
75,025,374    5.500% , 01/01/18 - TBA                               74,197,081
   100,000    5.750% , 02/17/22                                         97,588
   200,000    5.800% , 02/09/26                                        199,778
60,136,868    6.000% , 10/01/08 - TBA                               60,473,844
   100,000    6.070% , 05/12/16                                        101,072
   100,000    6.250% , 01/25/21                                         99,710
24,293,307    6.500% , 05/01/16 - TBA                               24,802,606
   840,000    6.625% , 09/15/09 - 11/15/30                             894,510
 4,082,357    7.000% , 01/01/28 - 08/01/36                           4,198,566
   500,000    7.250% , 05/15/30                                        642,189
   500,637    7.500% , 10/01/15 - 03/01/31                             518,331
   194,757    8.000% , 07/01/25                                        204,327
    44,728    8.500% , 12/01/26 - 07/01/27                              48,052
                                                                   -----------
                                                                   250,167,724
                                                                   -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.2%

              Government National Mortgage Association
   664,705    4.500% , 09/15/33 - 10/15/33                             629,147
19,221,204    5.000% , 07/15/33 - TBA                               18,703,481
19,629,063    5.500% , 02/15/33 - TBA                               19,499,281
17,886,343    6.000% , 02/15/26 - TBA                               18,125,684
 1,730,706    6.500% , 08/15/28 - TBA                                1,777,487
   478,575    7.000% , 01/15/23 - 04/15/29                             494,136
   330,054    7.500% , 10/15/22 - 09/15/29                             343,764
    74,464    8.000% , 10/15/29 - 07/15/30                              78,919
                                                                   -----------
                                                                    59,651,899
                                                                   -----------
TENNESSEE VALLEY AUTHORITY - 0.1%

              Tennessee Valley Authority
   100,000    4.375% , 06/15/15                                         95,813
    25,000    4.650% , 06/15/35                                         23,079
   100,000    6.150% , 01/15/38                                        115,347
    50,000    6.250% , 12/15/17                                         55,201
   125,000    6.750% , 11/01/25                                        149,003
                                                                   -----------
                                                                       438,443
                                                                   -----------
U.S. TREASURY BONDS - 4.2%

              United States Treasury Bonds
   580,000    3.342% , 11/15/21 #,(c)                                  278,559
 3,390,000    4.500% , 02/15/36 #                                    3,248,308
 1,200,000    5.250% , 02/15/29                                      1,268,906
   250,000    5.375% , 02/15/31                                        270,020
   750,000    6.000% , 02/15/26                                        858,106
   900,000    6.125% , 11/15/27                                      1,052,648
 1,950,000    6.250% , 08/15/23 - 05/15/30                           2,314,957
 2,800,000    6.375% , 08/15/27 #                                    3,361,313
   400,000    6.500% , 11/15/26                                        484,656
 3,500,000    6.625% , 02/15/27 #                                    4,303,908
   400,000    6.875% , 08/15/25                                        499,781
   500,000    7.125% , 02/15/23                                        628,047
 2,900,000    7.250% , 05/15/16 - 08/15/22                           3,563,040
   850,000    7.500% , 11/15/16                                      1,041,250
   400,000    7.625% , 02/15/25                                        534,281
 6,100,000    8.000% , 11/15/21 #                                    8,160,653
 2,750,000    8.125% , 08/15/19 - 08/15/21                           3,662,305
 1,800,000    8.750% , 05/15/17 - 08/15/20                           2,463,734
   350,000    8.875% , 08/15/17                                        472,774
   500,000    9.125% , 05/15/18                                        694,258
   150,000    10.375% , 11/15/12                                       158,848
   800,000    12.000% , 08/15/13                                       903,531
   400,000    13.250% , 05/15/14                                       484,109
                                                                   -----------
                                                                    40,707,992
                                                                   -----------
U.S. TREASURY INFLATION INDEXED BONDS - 1.3%

              United States Treasury Inflation Indexed Bonds
   784,005    0.875% , 04/15/10 (f)#                                   742,937
   354,490    1.875% , 07/15/13 (f)#                                   345,309
    55,057    2.000% , 01/15/14 (f)                                     54,005
   194,288    2.000% , 07/15/14 (f)#                                   190,418
 1,742,670    2.000% , 01/15/26 (f)#                                 1,671,329
 2,946,707    2.375% , 01/15/25 (f)#                                 2,994,132
   504,170    3.375% , 01/15/12 (f)#                                   530,678
 4,880,807    3.625% , 04/15/28 (f)#                                 6,048,579
                                                                   -----------
                                                                    12,577,399
                                                                   -----------
U.S. TREASURY INFLATION INDEXED NOTES - 1.0%

              United States Treasury Inflation Indexed Notes
   251,042    1.875% , 07/15/15 (f)#                                   243,080
 7,698,501    2.000% , 01/15/16 (f)#                                 7,521,674
 1,957,865    2.375% , 04/15/11 (f)#                                 1,959,930
                                                                   -----------
                                                                     9,724,684
                                                                   -----------
U.S. TREASURY NOTES - 14.0%

              United States Treasury Notes
 5,000,000    2.500% , 10/31/06 #                                    4,990,235
10,975,000    2.625% , 05/15/08 - 03/15/09 #                        10,589,180
 1,000,000    3.000% , 11/15/07                                        979,688
11,250,000    3.125% , 09/15/08 #                                   10,924,807
 1,500,000    3.125% , 04/15/09                                      1,446,562
 1,500,000    3.250% , 08/15/08                                      1,461,328
 3,000,000    3.375% , 02/15/08 - 10/15/09                           2,919,805
 5,490,000    3.500% , 08/15/09 - 12/15/09 #                         5,319,638

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                                Value
------------------------------------------------------------------------------
 1,500,000    3.500% , 11/15/09 - 02/15/10                           1,449,707
 3,775,000    3.625% , 07/15/09 - 01/15/10 #                         3,669,261
   500,000    3.625% , 06/15/10                                        483,965
 8,000,000    3.750% , 05/15/08 #                                    7,875,312
 7,500,000    3.875% , 09/15/10 #                                    7,308,105
 3,000,000    3.875% , 07/15/10 - 02/15/13                           2,896,954
 3,850,000    4.000% , 06/15/09 - 02/15/14                           3,766,738
 2,025,000    4.125% , 08/15/10 - 05/15/15                           1,972,720
 6,975,000    4.250% , 10/31/07 - 11/15/14                           6,842,243
 6,250,000    4.375% , 12/15/10 #                                    6,198,244
 5,178,000    4.375% , 01/31/08 - 08/15/12                           5,142,712
 4,450,000    4.500% , 02/15/09 - 02/28/11 #                         4,433,732
 3,050,000    4.500% , 11/15/10 - 02/15/16                           3,026,263
 1,000,000    4.625% , 03/31/08                                        997,656
 3,580,000    4.750% , 11/15/08 - 05/15/14                           3,596,862
10,675,000    4.875% , 04/30/11 #                                   10,793,845
 5,850,000    4.875% , 05/31/08 - 02/15/12                           5,899,752
 2,000,000    5.000% , 02/15/11 - 08/15/11                           2,036,953
14,300,000    5.125% , 06/30/11 - 05/15/16 #                        14,658,521
 1,000,000    5.500% , 02/15/08 - 05/15/09                           1,015,567
 1,000,000    5.625% , 05/15/08                                      1,013,633
   500,000    5.750% , 08/15/10                                        520,352
                                                                   -----------
                                                                   134,230,340
                                                                   -----------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $610,284,261)                                              608,579,513
                                                                   -----------

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%

    50,000    Hellenic Republic
              6.950% , 03/04/08                                         51,324
   250,000    Malaysia
              7.500% , 07/15/11                                        272,281
   100,000    Poland Government International Bond
              5.000% , 10/19/15                                         97,914
    50,000    Province of British Columbia
              4.300% , 05/30/13                                         48,083
              Province of Manitoba
    50,000    4.450% , 04/12/10                                         49,202
   200,000    9.625% , 12/01/18                                        276,491
    20,000    Province of Nova Scotia
              5.750% , 02/27/12                                         20,622
              Province of Ontario
   100,000    3.125% , 05/02/08                                         97,075
    50,000    3.625% , 10/21/09                                         48,161
   100,000    4.500% , 02/03/15                                         96,271
    50,000    5.450% , 04/27/16                                         51,336
              Province of Quebec
    50,000    4.600% , 05/26/15                                         48,054
    50,000    4.875% , 05/05/14                                         49,226
   200,000    7.125% , 02/09/24                                        239,124
    50,000    7.500% , 09/15/29                                         64,140
   100,000    Region of Lombardy
              5.804% , 10/25/32                                        102,276
   100,000    Republic of Egypt
              4.450% , 09/15/15                                         96,488
              Republic of Chile
    50,000    5.500% , 01/15/13                                         50,300
    20,000    7.125% , 01/11/12                                         21,560
    50,000    Republic of Hungary
              4.750% , 02/03/15                                         47,604
              Republic of Italy
   100,000    3.250% , 05/15/09                                         96,051
    50,000    3.750% , 12/14/07                                         49,238
   500,000    4.000% , 06/16/08                                        492,125
   250,000    4.375% , 06/15/13                                        241,418
   200,000    6.875% , 09/27/23                                        233,354
              Republic of Korea
    30,000    4.250% , 06/01/13                                         28,213
    50,000    4.875% , 09/22/14                                         48,560
   100,000    5.625% , 11/03/25                                         99,983
   100,000    8.875% , 04/15/08                                        105,913
              Republic of Poland
    50,000    5.250% , 01/15/14                                         49,843
    25,000    6.250% , 07/03/12                                         26,276
 2,090,000    Russian Federation
              5.000% , 03/31/30 (d)                                  2,332,649
              South African Republic
    35,000    6.500% , 06/02/14                                         36,750
   100,000    7.375% , 04/25/12                                        108,125
              State of Israel
   100,000    4.625% , 06/15/13                                         95,022
   250,000    5.500% , 12/04/23 - 04/26/24                             260,405
              United Mexican States
   150,000    4.625% , 10/08/08                                        147,975
   112,000    5.625% , 01/15/17                                        110,656
   200,000    6.375% , 01/16/13                                        210,300
    30,000    6.625% , 03/03/15                                         31,875
    75,000    6.750% , 09/27/34                                         79,613
 1,326,000    7.500% , 04/08/33                                      1,529,541
    50,000    8.000% , 09/24/22                                         59,875
    75,000    8.125% , 12/30/19                                         90,000
   470,000    8.300% , 08/15/31                                        586,090
   300,000    8.375% , 01/14/11                                        334,800
    75,000    11.375% , 09/15/16                                       107,625
    20,000    11.500% , 05/15/26                                        31,670
                                                                   -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (Cost $8,788,345)                                                  9,451,477
                                                                   -----------
COMMON STOCKS - 0.0%

 Shares                                                               Value
------------------------------------------------------------------------------
     1,732    Applied Extrusion Technologies, Inc. Class B #*            6,928
       880    Globix Corp. (g)                                               0
   367,973    Home Interiors & Gifts, Inc. (g)                          99,353
                                                                   -----------
TOTAL COMMON STOCKS
(Cost $213,037)                                                        106,281
                                                                   -----------
PREFERRED STOCKS - 0.0%

    15,100    General Motors Acceptance Corp. Class B
              Convertible 5.250%                                       303,812
                                                                   -----------
Total Preferred Stock
(Cost $283,270)                                                        303,812
                                                                   -----------

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                               Value
-----------------------------------------------------------------------------
MUNICIPALS - 0.1%

CALIFORNIA - 0.0%

    50,000    Alameda Corridor Transportation Authority (MBIA)
              6.600% , 10/01/29                                        56,143
                                                                   ----------

ILLINOIS - 0.0%

    50,000    State of Illinois G.O.
              4.950% , 06/01/23                                        47,804
    50,000    State of Illinois G.O.
              5.100% , 06/01/33                                        47,911
                                                                   ----------
                                                                       95,715
                                                                   ----------
NEW JERSEY - 0.1%

   100,000    New Jersey Economic Development Authority, Ser. A
              (MBIA)
              7.425% , 02/15/29                                       123,834
     5,000    New Jersey State Turnpike Authority Rev. Bond
              Prerefunded, Ser. B (AMBAC)
              4.252% , 01/01/16                                         4,679
    95,000    New Jersey State Turnpike Authority Rev. Bond
              Unrefunded Balance, Ser. B (AMBAC)
              4.252% , 01/01/16                                        89,596
                                                                   ----------
                                                                      218,109
                                                                   ----------
OREGON - 0.0%

    50,000    Oregon School Boards Association, Rev.Bond (FSA)
              5.528% , 06/30/28                                        49,608
    50,000    State of Oregon G.O.
              5.762% , 06/01/23                                        51,572
   100,000    State of Oregon G.O.
              5.892% , 06/01/27                                       104,979
                                                                   ----------
                                                                      206,159
                                                                   ----------
WISCONSIN - 0.0%

    50,000    State of Wisconsin, Rev. Bond, Ser. A (FSA)
              5.700% , 05/01/26                                        51,039
                                                                   ----------

TOTAL MUNICIPALS
  (Cost $620,259)                                                     627,165
                                                                   ----------

PURCHASED OPTIONS - 0.1%

CALL OPTIONS - 0.1%

    47,500    EuroDollar Futures Strike 94.00 Expires
              12/18/2006                                               31,588
   175,000    EuroDollar Futures Strike 94.50 Expires
              12/18/2006                                               29,750
   185,000    EuroDollar Futures Strike 94.63 Expires
              12/18/2006                                               12,025
    80,000    EuroDollar Futures Strike 94.75 Expires
              03/19/2007                                               15,000
 4,500,000    OTC C 102.03 Expires
              11/06/2006                                               33,925
    69,000    United States Treasury Bonds Futures Strike 110
              Expires
              11/21/2006                                              183,281
    37,000    United States Treasury Notes 5 Year Futures
              Strike 100 Expires
              11/21/2006                                              204,078
   178,000    United States Treasury Notes 5 Year Futures
              Strike 102 Expires
              11/21/2006                                              625,781
                                                                   ----------
                                                                    1,135,428
                                                                   ----------
PUT OPTIONS - 0.0%
    17,500    EuroDollar Futures Strike 93.00 Expires
              03/19/2007                                                   44
                                                                   ----------

TOTAL PURCHASED OPTIONS
  (Cost $944,063)                                                   1,135,472
                                                                   ----------

SHORT-TERM INVESTMENTS - 6.3%

COMMERCIAL PAPER - 2.4%

 3,000,000    Barton Capital Corp.
              4.983% , 10/19/06                                     2,992,110
   380,000    Government of Canada
              5.080% , 12/15/06                                       375,978
 6,000,000    Jupiter Securitization Corp.
              4.951% , 10/17/06                                     5,985,974
 7,000,000    Park Avenue Receivables
              4.782% , 10/11/06                                     6,989,772
 7,000,000    Polonius, Inc.
              4.782% , 10/11/06                                     6,989,772
                                                                   ----------
                                                                   23,333,606
                                                                   ----------
GOVERNMENT & AGENCY SECURITIES - 0.1%

   560,000    Federal National Mortgage Association
              4.909% , 06/25/07 (c)                                   539,533
                                                                   ----------

MUTUAL FUND - 2.0%

19,412,290    Goldman Sachs Prime Obligations Fund 5.221% (h)      19,412,290
                                                                   ----------

REPURCHASE AGREEMENTS - 1.8%

13,800,000    Lehman Brothers Repurchase Agreement dated
              09/29/06 at 5.250% to be repurchased at
              $13,806,038 on 10/02/06 collateralized by
              $43,820,000 RFCSP Strip Principal 0.000% due
              01/15/30 with a value of $13,917,480.                13,800,000

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2006 (Unaudited) (continued)

Principal
Amount                                                               Value
-------------------------------------------------------------------------------
3,260,000    State Street Bank & Trust Co., Repurchase
             Agreement, dated 09/29/06 at 2.500% to be
             repurchased at $3,260,679 on 10/02/06
             collateralized by $2,615,000 U.S. Treasury Bond
             at 7.250% due 08/15/22 with a value of
             $3,330,749.                                             3,260,000
                                                                --------------
                                                                    17,060,000
                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $60,345,429)                                                60,345,429
                                                                --------------
TOTAL INVESTMENTS - 108.2%
  (Cost $1,035,779,560)                                          1,037,238,832
                                                                --------------
Liabilities in excess of other assets - (8.2)%                     (78,655,084)
                                                                --------------
TOTAL NET ASSETS - 100.0%                                       $  958,583,748
                                                                ==============

FOOT NOTES TO THE PORTFOLIO OF INVESTMENTS:

#   -  A portion or all of the security was held on loan. As of September 30,
       2006, the market value of the securities loaned was $119,459,566 and the collateral received consisted of cash in the amount of $121,884,017.
*   -  Non-income producing security.
(a) - 144A securities. Securities restricted for resale to Qualified Institutional Buyers.
(b) - Indicates a variable rate security. The rate shown reflects the current interest rate in effect at September 30, 2006.
(c) - Security is issued with a zero coupon. Income is recognized through the accretion of discount. Interest rate represents current yield to maturity.
(d) - Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity.
(e) -  Indicates an affiliated issuer. See table for more information.
(f) - Represents a Treasury Inflation--Protected Security (TIPS). The interest and redemption payments for TIPS are ties to inflation as measured by the Consumer Price Index.
(g) -  Represents a security which is fair-valued.
(h) -  Rate quoted represents the seven day yield of the Fund.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual Report.

SECURITY ABBREVIATIONS:

AMBAC - American Municipal Bond Assurance Corp.
FSA--Financial Security Assurance Co.
MBIA - Municipal Bond Insurance Association
REIT--Real Estate Investment Trust
TBA - To Be Announced

See Notes to Portfolio of Investments.

AFFILIATED ISSUER:

                                              Par Purchased         Par Sold                     Income Earned
                                Par held   For the Nine Months For the Nine Months  Par held  For the Nine Months
Security Description           at 12/31/05   Ended 09/30/06      Ended 09/30/06    at 9/30/06   Ended 09/30/06
--------------------           ----------- ------------------- ------------------- ---------- -------------------
MetLife, Inc., 5.500% 06/15/14   25,000            --                  --            25,000         $1,043
MetLife, Inc., 6.375% 06/15/34   50,000            --                  --            50,000          2,417

Notes to Schedule of Investments
MetLife Investment Funds, Inc./ September 30, 2006 (Unaudited)

At September 30, 2006, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund was as follows:

                                                 GROSS         GROSS      NET UNREALIZED
                               FEDERAL INCOME  UNREALIZED    UNREALIZED   APPRECIATION/
FUND                              TAX COST    APPRECIATION (DEPRECIATION) (DEPRECIATION)
----                           -------------- ------------ -------------- --------------
International Stock Fund       $  459,222,940 $122,684,616  $ 4,530,935    $118,153,681
Small Company Stock Fund          420,925,857   59,597,686   25,485,102      34,112,584
Large Company Stock Fund          737,418,585  154,778,753   38,427,627     116,351,126
Diversified Bond Fund           1,035,779,560   10,939,847    9,480,575       1,459,272

FUTURES CONTRACTS:

At September 30, 2006 the MetLife Investment Small Company Stock Fund had the following open futures contracts:

                                                     Expiration                               Unrealized
Number of Contracts Face Value Underlying Securities    Date    Notional Cost Notional Value Appreciation
------------------- ---------- --------------------- ---------- ------------- -------------- ------------
Long Position
-------------
        26            2,600    Russell 2000 Index     Dec-2006   $1,857,500     $1,903,460     $45,960
        24            2,400    S&P Midcap 400 Index   Dec-2006    1,791,175      1,825,440      34,265
                                                                                               -------
                                                                                               $80,225
                                                                                               =======

At September 30, 2006 the MetLife Investment Large Company Stock Fund had the following open futures contracts:

                                                     Expiration                               Unrealized
Number of Contracts Face Value Underlying Securities    Date    Notional Cost Notional Value Appreciation
------------------- ---------- --------------------- ---------- ------------- -------------- ------------
Long Position
-------------
        20            5,000        S&P 500 Index      Dec-2006   $6,559,073     $6,727,000     $167,927
        52            2,600        S&P 500 Index      Dec-2006    3,457,818      3,498,040       40,222
                                                                                               --------
                                                                                               $208,149
                                                                                               ========

At September 30, 2006 the MetLife Investment Diversified Bond Fund had the following open futures contracts:

                                                                                                                  Unrealized
                                                                        Expiration                              Appreciation /
Number of Contracts Face Value          Underlying Securities              Date    Notional Cost Notional Value (Depreciation)
------------------- ---------- ---------------------------------------  ---------- ------------- -------------- --------------
Long Position
-------------
        20           5,000,000 EuroDollar Futures                        Dec-2006   $ 4,730,875   $ 4,733,250     $   2,375
        5            1,250,000 EuroDollar Futures                        Mar-2007     1,183,025     1,185,313         2,288
        12           3,000,000 EuroDollar Futures                        Mar-2008     2,844,585     2,857,050        12,465
        48           4,800,000 U.S. Treasury Notes 5 Year Futures        Dec-2006     5,063,334     5,064,750         1,416
                                                                                                                  ---------
                                                                                                                  $  18,544
                                                                                                                  =========
Short Position
--------------
        19           4,750,000 EuroDollar Futures                        Sep-2007   $ 4,512,405   $ 4,518,438     $  (6,033)
        103         10,300,000 U.S. Treasury Bonds Futures               Dec-2006    11,580,485    11,577,844         2,641
        205         20,500,000 U.S. Treasury Notes 10 Year Futures       Dec-2006    22,048,506    22,152,813      (104,306)
                                                                                                                  ---------
                                                                                                                  $(107,698)
                                                                                                                  =========

WRITTEN OPTIONS:

At September 30, 2006 the MetLife Investment Diversified Bond Fund had the following written options contracts:

                                                                   Exercise Expiration  Current
Description                                             Contracts   Price     Month      Value
-----------                                             ---------- -------- ---------- ---------
Call Options:
-------------

EuroDollar Futures                                              20  94.750   Dec-2006  $  (1,250)
EuroDollar Futures                                              11  95.125   Mar-2007     (1,513)
EuroDollar Midcurve 1 Year Futures                              31  95.500   Dec-2006     (4,844)
Federal National Mortgage Association Futures           11,600,000 100.398   Nov-2006    (34,893)
U.S. Treasury Bonds Futures                                     10 112.000   Nov-2006    (12,500)
U.S. Treasury Bonds Futures                                     20 115.000   Feb-2007    (16,563)
U.S. Treasury Notes 10 Year Futures                             22 107.000   Nov-2006    (28,874)
U.S. Treasury Notes 10 Year Futures                             60 108.000   Nov-2006    (41,250)
U.S. Treasury Notes 10 Year Futures                             61 109.000   Nov-2006    (18,109)
U.S. Treasury Notes 10 Year Futures                             61 110.000   Feb-2007    (28,594)
U.S. Treasury Notes 10 Year Futures                             45 109.000   Feb-2007    (34,453)
                                                                                       ---------
                                                                                       $(222,843)
                                                                                       =========
Put Options:
------------

EuroDollar Futures                                              10  94.500   Dec-2006  $    (187)
U.S. Treasury Bonds Futures                                     35 109.000   Nov-2006     (4,375)
U.S. Treasury Bonds Futures                                     25 108.000   Nov-2006     (1,563)
U.S. Treasury Bonds Futures                                     20 109.000   Feb-2007    (12,813)
U.S. Treasury Notes 10 Year Futures                             26 104.000   Feb-2007     (3,251)
U.S. Treasury Notes 10 Year Futures                             25 106.000   Feb-2007     (9,764)
                                                                                       ---------
(premiums received $253,428)                                                           $ (31,953)
                                                                                       =========

Item 2.Controls and Procedures.

(a) Within the 90-day period prior to the filing date of this report, the registrant's chief executive and financial officer evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based upon that evaluation, the registrant's chief executive and financial officers concluded that the registrant's disclosure controls and procedures are functioning effectively to provide reasonable assurance that the registrant can meet its obligations to disclose in a timely manner material information required to be included in the registrant's reports on Form N-Q.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MetLife Investment Funds, Inc.

By: /s/ Alan C. Leland Jr.
    -----------------------------------
    Alan C. Leland Jr.
    President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Alan C. Leland Jr.
    -------------------------
    Alan C. Leland Jr.
    President

Date:November 27, 2006

By: /s/ Peter H. Duffy
    -----------------------------------
    Peter H. Duffy
    Treasurer and Chief Financial Officer

Date: November 27, 2006

                                 EXHIBIT LIST
                                 ------------

Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.